UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
July 31
Date of reporting period:
July 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer Balanced Fund
Class A / AOBLX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.90%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares, when compared to the performance benchmark at NAV returned 8.31%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	5.90%	7.31%	7.15%
Class A (without sales charge)	8.31%	7.79%	7.40%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

AOBLX-AR-0925
Victory Capital Management

Victory Pioneer Balanced Fund
Class C / PCBCX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.65%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class C shares, when compared to the performance benchmark at NAV returned 7.61%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	6.61%	7.00%	6.60%
Class C (without contingent deferred sales charge)	7.61%	7.00%	6.60%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PCBCX-AR-0925
Victory Capital Management

Victory Pioneer Balanced Fund
Class R6 / PCBKX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$63	0.60%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class R6 shares, when compared to the performance benchmark at NAV returned 8.71%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	8.71%	8.14%	7.70%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PCBKX-AR-0925
Victory Capital Management

Victory Pioneer Balanced Fund
Class Y / AYBLX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Balanced Fund (the “Fund”) (successor to Pioneer Balanced ESG Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$73	0.70%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares, when compared to the performance benchmark at NAV returned 8.59%. For the same period, the Fund’s broad-based benchmarks, the Standard & Poor's 500 (S&P 500) Total Return Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 16.33% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index), returned 11.16% over the period.
  Asset allocation was a positive contributor over the period. The higher allocation to Equity was beneficial as equities outperformed the performance benchmark during this time. Additionally, allocations to financials and securitized fixed income also had a positive contribution compared to the performance benchmark.
  Security selection detracted from performance over the period. Select stocks within the information technology, materials and health care sectors underperformed over the period.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the S&P 500 Total Return Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (60% S&P 500 Total Return Index and 40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	8.59%	8.08%	7.69%
S&P 500 Total Return Index	16.33%	15.88%	13.66%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
60% S&P 500 Total Return Index / 40% Bloomberg U.S. Aggregate Bond Total Return Index	11.16%	9.03%	8.98%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$410,875,446%
Total number of portfolio holdings	768^^
Total advisory fee paid	$2,036,150
Portfolio turnover rate	29%≈
^^	Excluding short-term investments, TBA sales commitments and all derivative contracts except for options purchased.
≈	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Information Technology	20.6%
Financials	16.8%
U.S. Government	11.0%
Industrials	7.7%
Health Care	7.7%
Communication Services	6.7%
Consumer Discretionary	4.7%
Mortgage Securities	4.5%
Energy	3.7%
Asset Backed Securities	3.6%
Basic Materials	3.5%
Real Estate	2.9%
Consumer Staples	2.0%
Utilities	1.8%
Consumer, Cyclical	1.6%
Consumer, Non-cyclical	0.6%
Affiliated Closed-End Fund∞	0.3%
Foreign Government	0.2%
Government	0.1%
*	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
∞	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
Material Fund Changes
Effective April 1, 2025, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

AYBLX-AR-0925
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class A / PMAIX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.82%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares at NAV returned 14.26%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	11.69%	10.34%	7.13%
Class A (without sales charge)	14.26%	10.83%	7.37%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PMAIX-AR-0925
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class C / PMACX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$169	1.58%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class C shares at NAV returned 13.34%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	12.34%	9.97%	6.52%
Class C (without contingent deferred sales charge)	13.34%	9.97%	6.52%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PMACX-AR-0925
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class R6 / PMFKX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$56	0.52%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class R6 shares at NAV returned 14.54%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class R6 shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class R6	14.54%	11.10%	7.95%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PMFKX-AR-0925
Victory Capital Management

Victory Pioneer Multi-Asset Income Fund
Class Y / PMFYX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Multi-Asset Income Fund (the “Fund”) (successor to Pioneer Multi-Asset Income Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.63%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares at NAV returned 14.33%. For the same period, the Fund’s broad-based benchmarks, the MSCI All Country World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.87% and 3.38%, respectively. The performance benchmark, a blended benchmark (35% MSCI All Country World NR Index and 65% Bloomberg U.S. Aggregate Bond Index), returned 9.22% over the period.
  For the period, equity holdings emerged as the primary performance driver, with a strategically diversified allocation across both domestic and international markets, when compared to the performance benchmark. Additionally, the Fund’s allocations within fixed income to Mortgage Backed Securities (MBS) and US Treasuries both contributed positively to performance over the period, when compared to the performance benchmark.
  During a period marked by strong equity market advances, the Fund’s equity futures hedging strategy served as the primary performance detractor, when compared to the performance benchmark. These futures positions represent a deliberate risk management approach designed to buffer against potential market volatility, which is particularly important given the elevated the Fund’s equity exposure.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI All Country World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index, and the blended benchmark (65% MSCI All Country World NR Index and 35% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	14.33%	11.04%	7.55%
MSCI All Country World NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
35% MSCI All Country World NR Index / 65% Bloomberg U.S. Aggregate Bond Total Return Index	0.30%	3.76%	4.75%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$5,642,200,679%
Total number of portfolio holdings	523^^
Total advisory fee paid	$20,411,813
Portfolio turnover rate	62%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of July 31, 2025 )*
Financials	35.6%
U.S. Government	20.9%
Information Technology	6.3%
Energy	6.2%
Health Care	5.4%
Basic Materials	4.6%
Industrials	3.7%
Utilities	3.6%
Mortgage Securities	3.4%
Consumer Discretionary	2.2%
Technology	1.5%
Foreign Government	1.4%
Asset Backed Securities	1.4%
Consumer Staples	1.2%
Consumer, Cyclical	1.1%
Materials	0.5%
Real Estate	0.4%
Communication Services	0.4%
Closed-End Funds	0.2%
Consumer, Non‑cyclical†	0.0%
Over The Counter Exchange Traded Put Option Purchased†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PMFYX-AR-0925
Victory Capital Management

Victory Pioneer Securitized Income Fund
Class A / SIFFX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) (successor to Pioneer Securitized Income Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.90%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares at NAV returned 7.89%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.38%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 3.51% over the period.
  The Fund experienced positive absolute returns and positive relative returns compared to the performance benchmark across nearly all sectors, as the portfolio’s A-rated and lower credit positions surpassed the performance of the performance benchmark’s higher quality positions.
  Asset-backed securities were the largest contributor to absolute returns, with residential Mortgage Back Securities (MBS) following closely behind. Throughout the year, credit spreads narrowed, resulting in higher price returns.
  The entire business securitizations sector was the sole negative contributor in absolute terms, as the choice of securities in this area led to negative returns compared to the performance benchmark.
  Interest rates rallied on the short end of the curve but rose on the long end of the curve, benefitting the Fund’s short-duration positioning.
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	Since Inception*
Class A (with sales charge)	5.44%	5.29%
Class A (without sales charge)	7.89%	5.87%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-3.63%
Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index	3.51%	-2.60%
*	Performance of Class A shares shown in the graph above is from the inception of Class A shares on 7/2/21 through 7/31/25. Index information shown in the graph above is from 7/31/21 through 7/31/25.
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$239,556,147%
Total number of portfolio holdings	298^^
Total advisory fee paid	$720,800
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of July 31, 2025 ) *
Collateralized Mortgage Obligations	38.9%
Asset Backed Securities	32.8%
U.S. Government and Agency Obligations	15.6%
Commercial Mortgage-Backed Securities	12.7%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

SIFFX-AR-0925
Victory Capital Management

Victory Pioneer Securitized Income Fund
Class Y / SYFFX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Securitized Income Fund (the “Fund”) (successor to Pioneer Securitized Income Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$68	0.65%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares at NAV returned 8.15%. For the same period, the Fund’s broad-based benchmark, the Bloomberg U.S. Aggregate Bond Total Return Index, returned 3.38%. The Fund’s performance benchmark, the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index, returned 3.51% over the period.
  The Fund experienced positive absolute returns and positive relative returns compared to the performance benchmark across nearly all sectors, as the portfolio’s A-rated and lower credit positions surpassed the performance of the performance benchmark’s higher quality positions.
  Asset-backed securities were the largest contributor to absolute returns, with residential Mortgage Back Securities (MBS) following closely behind. Throughout the year, credit spreads narrowed, resulting in higher price returns.
  The entire business securitizations sector was the sole negative contributor in absolute terms, as the choice of securities in this area led to negative returns compared to the performance benchmark.
  Interest rates rallied on the short end of the curve but rose on the long end of the curve, benefitting the Fund’s short-duration positioning.
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg U.S. Aggregate Bond Total Return Index and the Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index.
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception*
Class Y	8.15%	9.61%	6.39%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	2.11%
Bloomberg U.S. Securitized MBS/ABS/CMBS Total Return Index	3.51%	-0.60%	1.06%
*	Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 12/10/19 through 7/31/25. Index information shown in the graph above is from 12/31/19 through 7/31/25.
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$239,556,147%
Total number of portfolio holdings	298^^
Total advisory fee paid	$720,800
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of July 31, 2025 ) *
Collateralized Mortgage Obligations	38.9%
Asset Backed Securities	32.8%
U.S. Government and Agency Obligations	15.6%
Commercial Mortgage-Backed Securities	12.7%
Corporate Bonds†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

SYFFX-AR-0925
Victory Capital Management

Victory Pioneer Solutions - Balanced Fund
Class A / PIALX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) (successor to Pioneer Solutions - Balanced Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.40%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class A shares at NAV returned 12.85%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 15.87%. The Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.72% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 10.75% over the period.
  All of the underlying funds had positive returns over the period lead by Victory Pioneer Global Equity (20.33%) and Victory Pioneer (15.26%). The largest weight holding, Victory Pioneer Multi-Asset Income, also had strong performance (14.52%) over the period.
  Fixed income funds underperformed compared to equity and multi-asset funds during this period. Although these funds achieved returns that surpassed the Bloomberg U.S. Aggregate Bond Total Return Index, they still fell short of the overall Fund returns. The returns were as follows: Victory Pioneer Multi-Asset Ultrashort Income (5.53%), Victory Pioneer Bond (5.21%), and Victory Pioneer Short Term Income (5.62%).
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class A shares of the Fund at public offering price during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class A (with sales charge)	6.32%	8.45%	5.20%
Class A (without sales charge)	12.85%	9.75%	5.82%
MSCI ACWI NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
MSCI World NR Index	15.72%	13.78%	10.60%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	10.75%	7.81%	7.19%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. Effective November 17, 2014, Amundi US became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$407,667,426%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	23%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of July 31, 2025 )*
Balanced/Flexible	40.4%
International Equities	31.2%
Fixed Income	25.8%
U.S. Equities	2.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PIALX-AR-0925
Victory Capital Management

Victory Pioneer Solutions - Balanced Fund
Class C / PIDCX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) (successor to Pioneer Solutions - Balanced Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$120	1.13%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class C shares at NAV returned 12.09%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 15.87%. The Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.72% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 10.75% over the period.
  All of the underlying funds had positive returns over the period lead by Victory Pioneer Global Equity (20.33%) and Victory Pioneer (15.26%). The largest weight holding, Victory Pioneer Multi-Asset Income, also had strong performance (14.52%) over the period.
  Fixed income funds underperformed compared to equity and multi-asset funds during this period. Although these funds achieved returns that surpassed the Bloomberg U.S. Aggregate Bond Total Return Index, they still fell short of the overall Fund returns. The returns were as follows: Victory Pioneer Multi-Asset Ultrashort Income (5.53%), Victory Pioneer Bond (5.21%), and Victory Pioneer Short Term Income (5.62%).
Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class C (with contingent deferred sales charge)	11.09%	8.96%	5.06%
Class C (without contingent deferred sales charge)	12.09%	8.96%	5.06%
MSCI ACWI NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
MSCI World NR Index	15.72%	13.78%	10.60%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	10.75%	7.81%	7.19%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. Effective November 17, 2014, Amundi US became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$407,667,426%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	23%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of July 31, 2025 )*
Balanced/Flexible	40.4%
International Equities	31.2%
Fixed Income	25.8%
U.S. Equities	2.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

PIDCX-AR-0925
Victory Capital Management

Victory Pioneer Solutions - Balanced Fund
Class Y / IMOYX
ANNUAL SHAREHOLDER REPORT | July 31, 2025
This annual shareholder report contains important information about Victory Pioneer Solutions - Balanced Fund (the “Fund”) (successor to Pioneer Solutions - Balanced Fund) for the period of August 1, 2024 to July 31, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.21%
How did the Fund perform last year and what affected Fund performance?
  For the fiscal year ended July 31, 2025, the Fund’s Class Y shares at NAV returned 13.08%. For the same period, the Fund’s broad-based benchmark, the MSCI ACWI NR Index returned 15.87%. The Fund's primary benchmarks, the MSCI World NR Index and the Bloomberg U.S. Aggregate Bond Total Return Index, returned 15.72% and 3.38%, respectively. The performance benchmark, a blended benchmark (60% MSCI World NR Index and 40% Bloomberg US Aggregate Bond Index), returned 10.75% over the period.
  All of the underlying funds had positive returns over the period lead by Victory Pioneer Global Equity (20.33%) and Victory Pioneer (15.26%). The largest weight holding, Victory Pioneer Multi-Asset Income, also had strong performance (14.52%) over the period.
  Fixed income funds underperformed compared to equity and multi-asset funds during this period. Although these funds achieved returns that surpassed the Bloomberg U.S. Aggregate Bond Total Return Index, they still fell short of the overall Fund returns. The returns were as follows: Victory Pioneer Multi-Asset Ultrashort Income (5.53%), Victory Pioneer Bond (5.21%), and Victory Pioneer Short Term Income (5.62%).
Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the MSCI World NR Index, the Bloomberg U.S. Aggregate Bond Total Return Index and the blended benchmark (60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index).
GROWTH OF $5 million
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Class Y	13.08%	9.97%	6.04%
MSCI ACWI NR Index	15.87%	12.79%	10.05%
Bloomberg U.S. Aggregate Bond Total Return Index	3.38%	-1.07%	1.66%
MSCI World NR Index	15.72%	13.78%	10.60%
60% MSCI World NR Index/40% Bloomberg U.S. Aggregate Bond Total Return Index	10.75%	7.81%	7.19%
Call 1-800-225-6292 or visit https://advisor.vcm.com/literature/mutual-fund-prospectuses for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted. Effective November 17, 2014, Amundi US became directly responsible for portfolio management of the Fund. The performance shown for periods prior to November 17, 2014, reflects the investment strategies employed during those periods.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of July 31, 2025)
Fund net assets	$407,667,426%
Total number of portfolio holdings	15^^
Total advisory fee paid	$0
Portfolio turnover rate	23%
^^	Excluding short‑term investments and all derivative contracts except for options purchased.
ASSET ALLOCATIONS
(as of July 31, 2025 )*
Balanced/Flexible	40.4%
International Equities	31.2%
Fixed Income	25.8%
U.S. Equities	2.6%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. The portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.

IMOYX-AR-0925
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

The Trust paid Deloitte & Touche LLP for audit fees of $201,270 and $197,300 during the fiscal years ended July 31, 2025 and 2024, respectively.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $35,730 and $39,700 during the fiscal years ended July 31, 2025 and 2024, respectively.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

There were no other fees in 2025 or 2024.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•

Accounting research assistance

•

SEC consultation, registration statements, and reporting

•

Tax accrual related matters

•

Implementation of new accounting standards

•

Compliance letters (e.g. rating agency letters)

•

Regulatory reviews and assistance regarding financial matters

•

Semi-annual reviews (if requested)

•

Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

“One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•

Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•

Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•

These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Non-Audit Services

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust’s audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the years ended July 31, 2025 and 2024, there were no services provided to an affiliate that required the Trust’s audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Trust paid aggregate non-audit fees to Deloitte & Touche LLP for tax services of $35,730 and $39,700 during the fiscal years ended July 31, 2025 and 2024, respectively.

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer Balanced Fund*
(successor to Pioneer Balanced ESG Fund)*
Annual: Full Financials | July 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Balanced Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Balanced Fund.

visit us: vcm.com

Victory Pioneer Balanced Fund | Annual | 7/31/251

Schedule of Investments  |  7/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.5%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Cruise Lines — 0.0%†
34,737	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.356% (Term SOFR + 300 bps), 5/1/31	$ 34,759
	Total Cruise Lines	$34,759

	Medical-Wholesale Drug Distribution — 0.0%†
55,358	Owens & Minor, Inc., Term B-1 Loan, 8.206% (Term SOFR + 375 bps), 3/29/29	$ 55,450
	Total Medical-Wholesale Drug Distribution	$55,450

	REITS-Storage — 0.1%
162,414	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.356% (Term SOFR + 200 bps), 1/31/31	$ 162,617
	Total REITS-Storage	$162,617

	Total Senior Secured Floating Rate Loan Interests (Cost $251,168)	$252,826

Shares
	Common Stocks — 67.3% of Net Assets
	Automobiles — 0.5%
59,481	Honda Motor Co., Ltd. (A.D.R.)	$ 1,858,187
	Total Automobiles	$1,858,187

	Banks — 3.1%
55,030	Bank of America Corp.	$ 2,601,268
104,036	Citizens Financial Group, Inc.	4,964,598
324,866	Huntington Bancshares, Inc.	5,337,548
	Total Banks	$12,903,414

	Biotechnology — 2.7%
30,337	AbbVie, Inc.	$ 5,734,300
11,700(b)	Vertex Pharmaceuticals, Inc.	5,345,379
	Total Biotechnology	$11,079,679

	Broadline Retail — 1.2%
55,577	eBay, Inc.	$ 5,099,190
	Total Broadline Retail	$5,099,190

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Balanced Fund | Annual | 7/31/25

Shares		Value
	Building Products — 1.0%
40,393	Johnson Controls International Plc	$ 4,241,265
	Total Building Products	$4,241,265

	Capital Markets — 2.2%
27,529	Morgan Stanley	$ 3,921,781
45,592	State Street Corp.	5,094,906
	Total Capital Markets	$9,016,687

	Chemicals — 0.8%
12,049	Air Products and Chemicals, Inc.	$ 3,468,666
	Total Chemicals	$3,468,666

	Communications Equipment — 3.0%
122,271	Cisco Systems, Inc.	$ 8,324,210
9,219	Motorola Solutions, Inc.	4,046,956
	Total Communications Equipment	$12,371,166

	Construction Materials — 0.6%
27,414	CRH Plc	$ 2,616,666
	Total Construction Materials	$2,616,666

	Consumer Finance — 0.4%
7,599	Capital One Financial Corp.	$ 1,633,785
	Total Consumer Finance	$1,633,785

	Consumer Staples Distribution & Retail — 1.0%
39,130(b)	BJ’s Wholesale Club Holdings, Inc.	$ 4,143,867
	Total Consumer Staples Distribution & Retail	$4,143,867

	Containers & Packaging — 0.5%
95,268	Graphic Packaging Holding Co.	$ 2,130,193
	Total Containers & Packaging	$2,130,193

	Electric Utilities — 0.8%
49,840	Eversource Energy	$ 3,294,424
	Total Electric Utilities	$3,294,424

	Electrical Equipment — 4.0%
14,911	Eaton Corp. Plc	$ 5,736,560
77,151	Prysmian S.p.A.	6,196,587
29,758	Vertiv Holdings Co., Class A	4,332,765
	Total Electrical Equipment	$16,265,912

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/253

Schedule of Investments  |  7/31/25 (continued)
Shares		Value
	Electronic Equipment, Instruments & Components — 1.8%
23,959(b)	Keysight Technologies, Inc.	$ 3,927,120
16,873	TE Connectivity Plc	3,471,620
	Total Electronic Equipment, Instruments & Components	$7,398,740

	Financial Services — 2.7%
41,926(b)	PayPal Holdings, Inc.	$ 2,882,832
23,654	Visa, Inc., Class A	8,171,747
	Total Financial Services	$11,054,579

	Food Products — 0.4%
118,659	Glanbia Plc	$ 1,726,524
	Total Food Products	$1,726,524

	Health Care Equipment & Supplies — 0.9%
7,911(b)	Intuitive Surgical, Inc.	$ 3,805,903
	Total Health Care Equipment & Supplies	$3,805,903

	Health Care Providers & Services — 1.8%
46,930	Cardinal Health, Inc.	$ 7,284,475
	Total Health Care Providers & Services	$7,284,475

	Insurance — 1.6%#
13,947	Chubb, Ltd.	$ 3,710,460
48,379	Sun Life Financial, Inc.	2,951,119
	Total Insurance	$6,661,579

	Interactive Media & Services — 6.6%
140,639	Alphabet, Inc., Class A	$ 26,988,624
	Total Interactive Media & Services	$26,988,624

	IT Services — 0.9%
15,265	International Business Machines Corp.	$ 3,864,335
	Total IT Services	$3,864,335

	Machinery — 0.7%
5,322	Deere & Co.	$ 2,790,697
	Total Machinery	$2,790,697

	Metals & Mining — 1.2%
9,273	Reliance, Inc.	$ 2,690,375
64,241	Teck Resources, Ltd., Class B	2,085,263
	Total Metals & Mining	$4,775,638

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Balanced Fund | Annual | 7/31/25

Shares		Value
	Office REITs — 1.6%
379,088	Piedmont Office Realty Trust, Inc.	$ 2,865,905
62,143	SL Green Realty Corp.	3,557,687
	Total Office REITs	$6,423,592

	Oil, Gas & Consumable Fuels — 2.7%
27,454	Phillips 66	$ 3,392,765
56,108	Shell Plc (A.D.R.)	4,051,559
20,743	Targa Resources Corp.	3,451,843
	Total Oil, Gas & Consumable Fuels	$10,896,167

	Personal Care Products — 0.6%
109,697	Kenvue, Inc.	$ 2,351,904
	Total Personal Care Products	$2,351,904

	Pharmaceuticals — 2.2%
9,037	Eli Lilly & Co.	$ 6,688,012
19,479	Merck KGaA	2,451,907
	Total Pharmaceuticals	$9,139,919

	Semiconductors & Semiconductor Equipment — 4.5%
27,507(b)	Advanced Micro Devices, Inc.	$ 4,849,759
11,835	Analog Devices, Inc.	2,658,496
2,800	ASML Holding NV	1,945,188
107,242	Intel Corp.	2,123,391
40,446	Lam Research Corp.	3,835,899
21,097	QUALCOMM, Inc.	3,096,196
	Total Semiconductors & Semiconductor Equipment	$18,508,929

	Software — 7.6%
10,205(b)	Adobe, Inc.	$ 3,650,226
37,509	Microsoft Corp.	20,011,052
29,147	Oracle Corp.	7,396,634
	Total Software	$31,057,912

	Specialized REITs — 1.3%
20,196	Crown Castle, Inc.	$ 2,122,398
18,685	Digital Realty Trust, Inc.	3,296,781
	Total Specialized REITs	$5,419,179

	Specialty Retail — 2.4%
47,736	TJX Cos., Inc.	$ 5,944,564
7,858(b)	Ulta Beauty, Inc.	4,046,949
	Total Specialty Retail	$9,991,513

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/255

Schedule of Investments  |  7/31/25 (continued)
Shares		Value
	Technology Hardware, Storage & Peripherals — 2.1%
98,291(b)	Pure Storage, Inc., Class A	$ 5,850,280
2,295	Samsung Electronics Co., Ltd. (G.D.R.)	2,884,815
	Total Technology Hardware, Storage & Peripherals	$8,735,095

	Textiles, Apparel & Luxury Goods — 0.6%
11,695(b)	Lululemon Athletica, Inc.	$ 2,345,198
	Total Textiles, Apparel & Luxury Goods	$2,345,198

	Trading Companies & Distributors — 1.3%
23,466	Ferguson Enterprises, Inc.	$ 5,240,662
	Total Trading Companies & Distributors	$5,240,662

	Total Common Stocks (Cost $177,802,501)	$276,584,265

Principal Amount USD ($)
	Asset Backed Securities — 3.6% of Net Assets
38,041	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 35,164
151,637	ACHM Trust, Series 2024-HE2, Class A, 5.35%, 10/25/39 (144A)	150,732
43,985	ACM Auto Trust, Series 2024-2A, Class A, 6.06%, 2/20/29 (144A)	44,077
6,648	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	6,650
38,630	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.22%, 12/17/29 (144A)	38,636
100,000	American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04%, 7/12/30 (144A)	101,923
170,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class D, 5.50%, 7/14/31 (144A)	171,812
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	305,223
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	102,360
230,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class D, 5.97%, 10/20/31 (144A)	233,468
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-6A, Class D, 7.37%, 12/20/29 (144A)	101,141
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class D, 7.52%, 2/20/30 (144A)	121,439
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class B, 5.85%, 6/20/30 (144A)	102,473
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
120,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.48%, 6/20/30 (144A)	$ 123,530
164,616	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	153,828
54,176	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	54,030
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 7.518% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	249,549
104,904(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	99,896
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	119,619
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	120,803
111,512(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	109,883
100,000(c)	CFMT LLC, Series 2024-HB13, Class M2, 3.00%, 5/25/34 (144A)	94,677
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	400,946
100,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	100,774
30,146	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	29,767
155,269	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	156,144
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	97,838
170,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	168,432
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	101,572
400,000	Drive Auto Receivables Trust, Series 2025-1, Class D, 5.41%, 9/15/32	403,628
400,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	415,210
230,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	233,999
780,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81%, 12/16/30	784,293
190,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.06%, 2/18/31	189,191
390,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class D, 5.57%, 10/15/31	394,249
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/257

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
260,000	FHF Issuer Trust, Series 2024-1A, Class C, 7.42%, 5/15/31 (144A)	$ 271,268
376,166(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	380,120
587,791(c)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	591,533
294,800(c)	FIGRE Trust, Series 2025-HE1, Class A, 5.829%, 1/25/55 (144A)	297,134
136,422(c)	FIGRE Trust, Series 2025-HE2, Class A, 5.775%, 3/25/55 (144A)	137,294
22,384	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	21,075
160,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	165,562
160,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.19%, 2/15/30 (144A)	163,787
530,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D, 5.53%, 2/18/31 (144A)	535,285
100,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class D, 5.59%, 1/15/31 (144A)	101,562
100,000	GLS Auto Select Receivables Trust, Series 2024-4A, Class D, 5.28%, 10/15/31 (144A)	101,039
289,575(c)(d)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	290,072
221,998(c)	GS Mortgage-Backed Securities Trust, Series 2025-SL1, Class A1, 5.847%, 11/25/67 (144A)	222,790
100,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class C, 6.70%, 1/25/29 (144A)	101,362
110,000	Hertz Vehicle Financing III LLC, Series 2024-2A, Class C, 6.70%, 1/27/31 (144A)	111,637
193,876(e)	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	43,622
114,327	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	110,000
164,853	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	158,067
100,000	HPEFS Equipment Trust, Series 2024-2A, Class D, 5.82%, 4/20/32 (144A)	101,443
250,000	Libra Solutions LLC, Series 2024-1A, Class A, 5.88%, 9/30/38 (144A)	247,298
240,000	Merchants Fleet Funding LLC, Series 2024-1A, Class C, 6.18%, 4/20/37 (144A)	241,957
220,000	Merchants Fleet Funding LLC, Series 2024-1A, Class D, 6.85%, 4/20/37 (144A)	221,930
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
230,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.88%, 1/15/30 (144A)	$ 231,191
150,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	150,714
29,688	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	25,981
68,633	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	60,618
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	133,646
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,515
230,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	232,368
65,461	Pagaya AI Debt Grantor Trust, Series 2024-10, Class A, 5.183%, 6/15/32 (144A)	65,604
300,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	299,445
120,000	Prestige Auto Receivables Trust, Series 2025-1A, Class D, 6.02%, 7/15/31 (144A)	121,424
146,742(d)	RCKT Mortgage Trust, Series 2025-CES5, Class A1A, 5.687%, 5/25/55 (144A)	147,629
156,080(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 7.57% (PRIME + 7 bps), 4/25/48 (144A)	157,795
130,000	Regional Management Issuance Trust, Series 2024-2, Class A, 5.11%, 12/15/33 (144A)	130,306
57,669	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	57,379
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	97,573
203,004	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class E, 7.762%, 6/15/32 (144A)	203,833
160,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class D, 6.28%, 8/15/31	164,896
390,000	Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32%, 12/15/31	392,171
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	104,300
40,093	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	37,639
100,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class C, 6.93%, 4/17/28 (144A)	100,961
100,000	Tricolor Auto Securitization Trust, Series 2024-3A, Class C, 5.73%, 12/15/28 (144A)	100,103
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/259

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	$ 112,121
105,000	VFI ABS LLC, Series 2023-1A, Class C, 9.26%, 12/24/29 (144A)	107,879
259,999(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	262,582
100,000	VStrong Auto Receivables Trust, Series 2023-A, Class D, 9.31%, 2/15/30 (144A)	108,665
65,360	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	65,130
280,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.91%, 4/15/30 (144A)	283,799
	Total Asset Backed Securities (Cost $14,891,677)	$14,791,060

	Collateralized Mortgage Obligations—2.4% of Net Assets
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	$ 324,079
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	93,762
100,000(c)	CFMT LLC, Series 2024-HB14, Class M1, 3.00%, 6/25/34 (144A)	95,406
100,000(c)	CFMT LLC, Series 2024-HB14, Class M2, 3.00%, 6/25/34 (144A)	94,809
100,000(c)	CFMT LLC, Series 2024-HB15, Class M2, 4.00%, 8/25/34 (144A)	95,896
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	428,633
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.35% (SOFR30A + 300 bps), 1/25/42 (144A)	153,639
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.30% (SOFR30A + 195 bps), 3/25/44 (144A)	100,812
100,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M2, 6.05% (SOFR30A + 170 bps), 7/25/44 (144A)	100,398
97,376(d)	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.654%, 5/25/60 (144A)	97,779
210,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.30% (SOFR30A + 395 bps), 9/26/33 (144A)	215,760
10,665	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	10,632
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,336(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 4.854% (SOFR30A + 51 bps), 5/15/41	$ 10,246
83,754(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.096% (SOFR30A + 644 bps), 8/15/42	11,800
68,735(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	13,630
89,562(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	18,558
400,000	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-4, Class M, 4.75%, 3/25/58 (144A)	383,886
485,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B1, 7.70% (SOFR30A + 335 bps), 9/25/41 (144A)	495,376
400,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.45% (SOFR30A + 210 bps), 9/25/41 (144A)	403,500
162,500(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class A1, 5.40% (SOFR30A + 105 bps), 10/25/44 (144A)	162,550
48,280(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA3, Class M1, 5.35% (SOFR30A + 100 bps), 10/25/44 (144A)	48,265
10,410(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 4.784% (SOFR30A + 43 bps), 11/25/36	10,322
13,326(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 4.764% (SOFR30A + 41 bps), 4/25/36	13,189
5,599(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.014% (SOFR30A + 66 bps), 9/25/37	5,565
35,592(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 4.914% (SOFR30A + 56 bps), 7/25/41	35,337
57,604(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	11,663
250,807(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	42,336
205,598(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.581% (1 Month Term SOFR + 324 bps), 1/20/50	2,220
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2511

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	$ 112,138
266,303(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	213,298
110,000(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class A1, 6.086% (SOFR30A + 155 bps), 10/25/55 (144A)	109,986
65,719(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	64,973
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	71,107
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	70,586
228,687	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	220,111
269,717(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.795%, 11/25/51 (144A)	215,105
116,434(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.97%, 10/25/51 (144A)	96,236
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	518,434
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	147,370
641,783(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.681%, 1/25/53 (144A)	579,493
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	160,278
301,014(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	240,705
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	195,598
25,821(c)	MFA Trust, Series 2020-NQM1, Class A3, 3.30%, 8/25/49 (144A)	24,306
140,000(c)	Onity Loan Investment Trust, Series 2024-HB2, Class M2, 5.00%, 8/25/37 (144A)	137,227
532,176(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.477%, 4/25/51 (144A)	423,179
243,262(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	191,793
74,832(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.05% (SOFR30A + 270 bps), 7/25/33 (144A)	75,173
278,372(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	222,600
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	$ 268,966
30,310(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	28,804
276,237(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	254,031
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	96,922
140,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.617% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	142,210
163,659(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.75% (SOFR30A + 340 bps), 11/25/33 (144A)	165,355
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	261,890
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	440,641
14,015(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	13,829
347,083(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.909%, 9/25/50 (144A)	297,843
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	69,808
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	215,870
	Total Collateralized Mortgage Obligations (Cost $10,904,642)	$9,825,913

	Commercial Mortgage-Backed Securities—2.1% of Net Assets
240,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class AS, 6.992% (1 Month Term SOFR + 264 bps), 1/20/41 (144A)	$ 239,400
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.306% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	298,773
250,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 6.64% (SOFR30A + 230 bps), 1/15/37 (144A)	250,312
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	294,439
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.828%, 4/15/55	177,479
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 6.64% (SOFR30A + 230 bps), 2/15/37 (144A)	159,475
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2513

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
270,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.356% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	$ 269,916
245,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.753% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	245,000
290,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.701% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	289,637
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	204,243
350,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.183% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	348,906
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	248,358
310,000(a)	Dwight Issuer LLC, Series 2025-FL1, Class A, 6.012% (1 Month Term SOFR + 166 bps), 9/18/42 (144A)	310,581
7,121(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.35% (SOFR30A + 200 bps), 1/25/51 (144A)	7,099
550,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.35% (SOFR30A + 400 bps), 11/25/51 (144A)	569,260
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	95,964
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 6.734% (SOFR30A + 241 bps), 6/25/26 (144A)	108,189
105,511(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 6.834% (SOFR30A + 251 bps), 7/25/29 (144A)	99,032
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 3.934%, 9/25/28 (144A)	227,932
240,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.736% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	240,225
742,362(c)(f)	Government National Mortgage Association, Series 2017-21, Class IO, 0.614%, 10/16/58	24,836
400,000(a)	GS Mortgage Securities Corporation Trust, Series 2021-IP, Class D, 6.556% (1 Month Term SOFR + 221 bps), 10/15/36 (144A)	398,013
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.254% (1 Month Term SOFR + 191 bps), 9/17/36 (144A)	124,652
220,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 5.883% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	220,138
100,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555%, 5/10/39 (144A)	101,296
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	$ 355,781
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	246,728
2,450,000(c)(f)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.119%, 6/15/51	9,056
246,686	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	234,183
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.958% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	249,290
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	282,012
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	36,451
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.417% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	497,471
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	99,487
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.29% (SOFR30A + 195 bps), 11/15/38 (144A)	325,038
185,569(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	188,271
305,284(a)	TTAN, Series 2021-MHC, Class B, 5.556% (1 Month Term SOFR + 121 bps), 3/15/38 (144A)	305,474
162,156(c)	Velocity Commercial Capital Loan Trust, Series 2024-6, Class A, 5.81%, 12/25/54 (144A)	162,332
131,966(c)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	132,699
649,525(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 0.807%, 9/15/57	7
2,898,414(c)(f)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.60%, 10/15/49	33,498
	Total Commercial Mortgage-Backed Securities (Cost $8,999,504)	$8,710,933

	Corporate Bonds — 12.6% of Net Assets
	Aerospace & Defense — 0.1%
260,000	Czechoslovak Group AS, 6.50%, 1/10/31 (144A)	$ 263,276
	Total Aerospace & Defense	$263,276

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2515

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Airlines — 0.1%
102,014	Air Canada Pass-Through Trust, 3.30%, 1/15/30 (144A)	$ 95,214
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	60,037
25,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	26,339
118,956	United Airlines Pass-Through Trust, 5.45%, 2/15/37	120,433
	Total Airlines	$302,023

	Auto Manufacturers — 1.0%
275,000	American Honda Finance Corp., 4.85%, 10/23/31	$ 275,445
345,000	American Honda Finance Corp., 5.05%, 7/10/31	350,317
395,000	BMW US Capital LLC, 5.40%, 3/21/35 (144A)	401,154
445,000	Cummins, Inc., 5.30%, 5/9/35	450,541
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	145,616
90,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	92,571
600,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	605,649
440,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	453,990
200,000	Hyundai Capital America, 5.30%, 1/8/30 (144A)	203,975
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	295,856
125,000	Hyundai Capital America, 6.20%, 9/21/30 (144A)	131,897
325,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	327,996
150,000	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	151,538
210,000	Volkswagen Group of America Finance LLC, 5.80%, 3/27/35 (144A)	210,613
	Total Auto Manufacturers	$4,097,158

	Auto Parts & Equipment — 0.0%†
20,000	Magna International, Inc., 5.875%, 6/1/35	$ 20,584
	Total Auto Parts & Equipment	$20,584

	Banks — 4.0%
400,000(c)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 350,928
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	199,946
285,000(c)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	291,946
600,000(c)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	536,693
200,000	Banco Santander S.A., 6.033%, 1/17/35	210,513
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	295,235
230,000(c)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	233,982
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
225,000(c)	BNP Paribas S.A., 2.159% (SOFR + 122 bps), 9/15/29 (144A)	$ 208,550
330,000(c)(g)	BNP Paribas S.A., 7.45% (5 Year CMT Index + 313 bps) (144A)	336,188
255,000(c)	Canadian Imperial Bank of Commerce, 4.631% (SOFR + 134 bps), 9/11/30	254,988
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	192,055
215,000(c)(g)	Citigroup, Inc., 6.875% (5 Year CMT Index + 289 bps)	216,828
40,000(c)	Citizens Financial Group, Inc., 5.253% (SOFR + 126 bps), 3/5/31	40,515
181,000(c)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	186,744
135,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	139,401
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	365,073
440,000(c)	DNB Bank ASA, 4.853% (SOFR + 105 bps), 11/5/30 (144A)	445,214
630,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	646,192
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	184,970
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	139,142
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	283,952
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	296,654
215,000(c)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	219,510
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	207,436
280,000(c)(g)	HSBC Holdings Plc, 6.95% (5 Year CMT Index + 264 bps)	286,240
115,000(c)	Huntington Bancshares, Inc., 5.272% (SOFR + 128 bps), 1/15/31	117,397
385,000(c)(g)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	332,490
380,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	452,126
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	241,772
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	88,927
300,000(c)	JPMorgan Chase & Co., 5.04% (SOFR + 119 bps), 1/23/28	302,357
85,000(c)	JPMorgan Chase & Co., 5.576% (SOFR + 164 bps), 7/23/36	86,101
215,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	225,488
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2517

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
135,000(c)	KeyCorp, 5.121% (SOFR + 123 bps), 4/4/31	$ 136,450
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	264,711
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	174,990
515,000(c)	Mizuho Financial Group, Inc., 5.422% (1 Year CMT Index + 98 bps), 5/13/36	521,932
175,000(c)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	178,518
70,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	71,307
180,000(c)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	185,859
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	67,058
210,000(c)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	219,273
585,000(c)(g)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	534,961
65,000(c)	PNC Financial Services Group, Inc., 5.30% (SOFR + 134 bps), 1/21/28	65,756
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	188,965
65,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	65,664
410,000(c)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	427,291
215,000(c)	Standard Chartered Plc, 5.005% (1 Year CMT Index + 115 bps), 10/15/30 (144A)	217,395
60,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	61,688
200,000(c)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	215,887
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	336,026
2,500,000(c)(g)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	2,452,471
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	348,750
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	228,328
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	212,023
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	449,924
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Banks — (continued)
80,000(c)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	$ 82,173
100,000(c)	Wells Fargo & Co., 5.244% (SOFR + 111 bps), 1/24/31	102,381
	Total Banks	$16,425,334

	Biotechnology — 0.0%†
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 168,306
	Total Biotechnology	$168,306

	Building Materials — 0.1%
200,000	CRH SMW Finance DAC, 5.125%, 1/9/30	$ 204,063
145,000	Martin Marietta Materials, Inc., 5.15%, 12/1/34	145,449
130,000	Martin Marietta Materials, Inc., 5.50%, 12/1/54	124,702
	Total Building Materials	$474,214

	Chemicals — 0.1%
245,000	Celanese US Holdings LLC, 7.20%, 11/15/33	$ 255,782
214,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	212,126
	Total Chemicals	$467,908

	Commercial Services — 0.2%
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32 (144A)	$ 25,790
305,000	Element Fleet Management Corp., 5.037%, 3/25/30 (144A)	307,624
55,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	55,765
235,000	Element Fleet Management Corp., 6.319%, 12/4/28 (144A)	246,832
45,000	Herc Holdings, Inc., 7.00%, 6/15/30 (144A)	46,509
65,000	Herc Holdings, Inc., 7.25%, 6/15/33 (144A)	67,309
170,000	S&P Global, Inc., 5.25%, 9/15/33	175,813
85,000	Verisk Analytics, Inc., 5.25%, 3/15/35	85,036
	Total Commercial Services	$1,010,678

	Cosmetics/Personal Care — 0.1%
200,000	L'Oreal S.A., 5.00%, 5/20/35 (144A)	$ 201,732
360,000	Unilever Capital Corp., 4.625%, 8/12/34	355,016
	Total Cosmetics/Personal Care	$556,748

	Distribution/Wholesale — 0.0%†
30,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 30,354
	Total Distribution/Wholesale	$30,354

	Diversified Financial Services — 0.9%
850,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 768,990
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2519

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
120,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 122,796
30,000	Avolon Holdings Funding, Ltd., 5.75%, 11/15/29 (144A)	30,883
570,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	593,312
290,000(c)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	246,950
95,000(c)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	97,528
330,000	Citadel Securities Global Holdings LLC, 6.20%, 6/18/35 (144A)	336,493
30,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	30,683
185,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	192,310
185,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	192,823
120,000	LPL Holdings, Inc., 5.70%, 5/20/27	121,966
140,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	143,193
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	395,857
305,000	OneMain Finance Corp., 4.00%, 9/15/30	279,502
10,000(h)	OneMain Finance Corp., 6.125%, 5/15/30	10,017
60,000	Rocket Cos., Inc., 6.125%, 8/1/30 (144A)	60,837
60,000	Rocket Cos., Inc., 6.375%, 8/1/33 (144A)	61,199
110,000(c)	Synchrony Financial, 5.935% (SOFR + 213 bps), 8/2/30	113,056
63,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	61,623
	Total Diversified Financial Services	$3,860,018

	Electric — 0.8%
115,000	AEP Texas, Inc., 5.45%, 5/15/29	$ 118,467
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	189,294
50,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	50,265
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	124,376
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	185,089
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	195,136
340,000	Electricite de France S.A., 6.375%, 1/13/55 (144A)	343,806
350,000	Entergy Louisiana LLC, 5.35%, 3/15/34	357,065
60,000	Entergy Texas, Inc., 5.25%, 4/15/35	60,574
170,000	ITC Holdings Corp., 5.65%, 5/9/34 (144A)	174,675
183,857	Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.078%, 10/1/54	174,002
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Electric — (continued)
80,000	Public Service Enterprise Group, Inc., 5.40%, 3/15/35	$ 81,070
205,000	Puget Energy, Inc., 2.379%, 6/15/28	192,747
133,000	Puget Energy, Inc., 4.10%, 6/15/30	128,118
120,000	Puget Energy, Inc., 4.224%, 3/15/32	112,959
310,000(c)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	299,116
85,000	Southern California Edison Co., 5.45%, 6/1/31	86,550
50,000	Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (144A)	50,650
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	170,017
215,000	Virginia Electric and Power Co., 5.15%, 3/15/35	215,749
	Total Electric	$3,309,725

	Energy-Alternate Sources — 0.0%†
34,748	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 32,838
	Total Energy-Alternate Sources	$32,838

	Engineering & Construction — 0.1%
220,000	AECOM, 6.00%, 8/1/33 (144A)	$ 221,789
	Total Engineering & Construction	$221,789

	Environmental Control — 0.0%†
150,000	Waste Connections, Inc., 5.25%, 9/1/35	$ 152,152
	Total Environmental Control	$152,152

	Food — 0.1%
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	$ 185,552
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	141,093
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	4,011
	Total Food	$330,656

	Gas — 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 316,174
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	388,566
	Total Gas	$704,740

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30	$ 130,849
	Total Hand & Machine Tools	$130,849

	Healthcare-Products — 0.1%
279,000(c)	Dentsply Sirona, Inc., 8.375% (5 Year CMT Index + 438 bps), 9/12/55	$ 281,288
110,000	GE HealthCare Technologies, Inc., 5.50%, 6/15/35	112,283
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	213,469
	Total Healthcare-Products	$607,040

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2521

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — 0.1%
100,000	Elevance Health, Inc., 5.15%, 6/15/29	$ 102,050
70,000	Elevance Health, Inc., 5.375%, 6/15/34	70,890
180,000	HCA, Inc., 5.50%, 3/1/32	184,739
80,000	Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 6/15/29 (144A)	81,463
75,000	Humana, Inc., 5.375%, 4/15/31	76,504
	Total Healthcare-Services	$515,646

	Insurance — 0.9%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 175,737
75,000	CNO Financial Group, Inc., 6.45%, 6/15/34	78,137
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	405,939
30,000	CNO Global Funding, 4.875%, 12/10/27 (144A)	30,176
280,000(c)(g)	Dai-ichi Life Insurance Co., Ltd., 6.20% (5 Year CMT Index + 252 bps) (144A)	284,868
250,000(c)	Farmers Exchange Capital III, 5.454% (3 Month Term SOFR + 345 bps), 10/15/54 (144A)	225,859
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	316,170
150,000(c)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	152,969
508,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	553,871
495,000(c)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	500,267
155,000	Mutual of Omaha Cos. Global Funding, 5.00%, 4/1/30 (144A)	156,980
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	238,306
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	173,674
79,000	Primerica, Inc., 2.80%, 11/19/31	70,425
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	230,058
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	161,666
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	22,373
40,000	Willis North America, Inc., 2.95%, 9/15/29	37,510
	Total Insurance	$3,814,985

	Internet — 0.0%†
115,000	Alphabet, Inc., 5.30%, 5/15/65	$ 111,667
	Total Internet	$111,667

The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Iron & Steel — 0.0%†
100,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 97,561
	Total Iron & Steel	$97,561

	Leisure Time — 0.0%†
160,000	Royal Caribbean Cruises, Ltd., 6.00%, 2/1/33 (144A)	$ 162,641
	Total Leisure Time	$162,641

	Lodging — 0.2%
55,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 55,406
150,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	151,684
405,000	Marriott International, Inc., 4.90%, 4/15/29	410,055
35,000	Marriott International, Inc., 5.50%, 4/15/37	34,942
	Total Lodging	$652,087

	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 493,078
210,000	Westinghouse Air Brake Technologies Corp., 5.50%, 5/29/35	214,079
	Total Machinery-Diversified	$707,157

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 272,519
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	228,693
270,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	281,139
	Total Mining	$782,351

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 336,914
	Total Multi-National	$336,914

	Oil & Gas — 0.5%
455,000(c)(g)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	$ 456,324
215,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	207,022
90,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	87,711
400,000	Phillips 66 Co., 3.75%, 3/1/28	393,420
315,000	Saudi Arabian Oil Co., 6.375%, 6/2/55 (144A)	319,473
95,000	Valero Energy Corp., 5.15%, 2/15/30	96,682
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2523

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
162,000	Valero Energy Corp., 6.625%, 6/15/37	$ 174,621
165,000	Woodside Finance, Ltd., 6.00%, 5/19/35	168,451
	Total Oil & Gas	$1,903,704

	Pharmaceuticals — 0.1%
117,000	AbbVie, Inc., 4.05%, 11/21/39	$ 102,063
40,000	CVS Health Corp., 5.25%, 1/30/31	40,715
250,000	CVS Health Corp., 5.25%, 2/21/33	250,692
35,000	Novartis Capital Corp., 4.70%, 9/18/54	31,014
	Total Pharmaceuticals	$424,484

	Pipelines — 0.6%
125,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 125,533
100,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	101,719
205,000	Enbridge, Inc., 5.55%, 6/20/35	206,944
120,000(c)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	123,610
120,000(c)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	124,928
165,000(c)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	185,834
45,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	45,741
245,000	MPLX LP, 5.50%, 6/1/34	245,252
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	159,672
80,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	83,115
130,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	134,262
65,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	67,233
45,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	49,076
90,000	Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34 (144A)	92,588
170,000	Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36 (144A)	174,880
205,000	Williams Cos., Inc., 5.75%, 6/24/44	201,304
242,000	Williams Cos., Inc., 7.75%, 6/15/31	274,225
	Total Pipelines	$2,395,916

	REITS — 0.2%
60,000	Americold Realty Operating Partnership LP, 5.60%, 5/15/32	$ 60,053
75,000	ERP Operating LP, 4.95%, 6/15/32	75,612
19,000	Highwoods Realty LP, 2.60%, 2/1/31	16,403
18,000	Highwoods Realty LP, 3.05%, 2/15/30	16,388
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	REITS — (continued)
490,000	Simon Property Group LP, 5.50%, 3/8/33	$ 510,342
120,000	Ventas Realty LP, 5.10%, 7/15/32	121,278
	Total REITS	$800,076

	Retail — 0.5%
50,000	AutoNation, Inc., 1.95%, 8/1/28	$ 46,356
50,000	AutoNation, Inc., 2.40%, 8/1/31	42,925
140,000	AutoNation, Inc., 3.85%, 3/1/32	128,738
250,000	AutoNation, Inc., 4.75%, 6/1/30	247,788
10,000	AutoNation, Inc., 5.89%, 3/15/35	10,130
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	495,795
330,000	Darden Restaurants, Inc., 6.30%, 10/10/33	351,754
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	294,894
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	262,970
	Total Retail	$1,881,350

	Savings & Loans — 0.1%
355,000	Nationwide Building Society, 5.127%, 7/29/29 (144A)	$ 362,498
	Total Savings & Loans	$362,498

	Semiconductors — 0.6%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 322,668
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	120,145
60,000	Broadcom, Inc., 4.30%, 11/15/32	57,994
150,000	Broadcom, Inc., 4.60%, 7/15/30	150,058
210,000	Broadcom, Inc., 5.05%, 7/12/29	214,336
200,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	201,945
206,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	214,861
195,000	Microchip Technology, Inc., 5.05%, 2/15/30	197,347
260,000	Micron Technology, Inc., 5.80%, 1/15/35	266,589
292,000	SK Hynix, Inc., 5.50%, 1/16/29 (144A)	300,473
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	236,998
	Total Semiconductors	$2,283,414

	Software — 0.2%
70,000	Autodesk, Inc., 5.30%, 6/15/35	$ 70,921
225,000	CoreWeave, Inc., 9.00%, 2/1/31 (144A)	224,041
125,000	Roper Technologies, Inc., 4.75%, 2/15/32	124,472
205,000	Roper Technologies, Inc., 4.90%, 10/15/34	201,318
	Total Software	$620,752

	Telecommunications — 0.1%
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	$ 312,665
	Total Telecommunications	$312,665

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2525

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 97,587
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	261,008
35,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 6.05%, 8/1/28 (144A)	36,353
	Total Trucking & Leasing	$394,948

	Total Corporate Bonds (Cost $52,064,570)	$51,727,206

	Municipal Bonds — 0.0%† of Net Assets(i)
	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Phillips Academy, Series B, 4.844%, 9/1/43	$ 93,723
	Total Massachusetts	$93,723

	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 76,390
	Total Missouri	$76,390

	Total Municipal Bonds (Cost $200,000)	$170,113

	Insurance-Linked Securities — 0.6% of Net Assets#
	Event Linked Bonds — 0.6%
	Multiperil – U.S. — 0.4%
250,000(a)	Bonanza Re, 7.88%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 245,450
250,000(a)	Four Lakes Re, 10.13%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	252,200
250,000(a)	High Point Re, 9.94%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	253,300
250,000(a)	Mystic Re, 16.33%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	261,375
250,000(a)	Residential Re, 9.71%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	255,750
250,000(a)	Residential Re, 10.30%, (3 Month U.S. Treasury Bill + 597 bps), 12/6/27 (144A)	260,950
250,000(a)	Sanders Re, 10.08%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	258,900
		$1,787,925

The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 259,725
	Windstorm – North Carolina — 0.1%
250,000(a)	Blue Ridge Re, 9.58%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 255,925
	Total Event Linked Bonds	$2,303,575

	Total Insurance-Linked Securities (Cost $2,250,000)	$2,303,575

	Foreign Government Bonds — 0.2% of Net Assets
	Mexico — 0.1%
205,000	Mexico Government International Bond, 6.875%, 5/13/37	$ 211,560
	Total Mexico	$211,560

	Peru — 0.1%
355,000	Peruvian Government International Bond, 5.500%, 3/30/36	$ 353,172
	Total Peru	$353,172

	Philippines — 0.0%†
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 198,833
	Total Philippines	$198,833

	Total Foreign Government Bonds (Cost $818,129)	$763,565

	U.S. Government and Agency Obligations — 11.0% of Net Assets
1,055,455	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 861,306
234,270	Federal Home Loan Mortgage Corp., 2.000%, 5/1/51	183,372
81,460	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	63,993
620,525	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	514,930
101,798	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	83,462
77,668	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	68,682
6,466	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	5,749
40,976	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	36,025
81,486	Federal Home Loan Mortgage Corp., 3.000%, 11/1/51	71,300
50,027	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	43,721
91,196	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	79,544
70,126	Federal Home Loan Mortgage Corp., 3.500%, 12/1/46	64,561
72,987	Federal Home Loan Mortgage Corp., 3.500%, 3/1/48	66,817
66,594	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	59,957
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2527

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
212,271	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	$ 192,117
182,943	Federal Home Loan Mortgage Corp., 3.500%, 7/1/52	163,750
369,153	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	353,511
9,983	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	9,370
11,053	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	10,971
6,948	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	7,003
16,051	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	16,201
297,856	Federal Home Loan Mortgage Corp., 5.000%, 12/1/54	290,413
5,308	Federal Home Loan Mortgage Corp., 5.500%, 1/1/39	5,431
143,777	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	145,514
68,761	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	68,906
88,013	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	88,799
99,037	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	99,233
96,409	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	96,240
2,482	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	2,598
5,763	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	6,031
90,813	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	92,882
174,878	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	177,436
97,574	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	100,723
92,718	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	95,417
656,073	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	665,520
180,966	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	184,009
183,177	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	186,432
81,727	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	83,067
84,478	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	85,898
6,989	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	7,109
9,701	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	9,912
92,244	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	94,222
99,710	Federal Home Loan Mortgage Corp., 6.000%, 4/1/55	102,128
2,896	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	2,990
20,201	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	21,102
135,512	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	142,625
78,794	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	82,346
236,133	Federal Home Loan Mortgage Corp., 6.500%, 8/1/53	246,259
95,377	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	100,067
79,951	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	82,706
94,828	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	98,255
130,748	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	135,098
116,825	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	120,783
77,591	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	80,274
42,506	Federal Home Loan Mortgage Corp., 6.500%, 7/1/54	44,107
65,746	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	68,614
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
87,085	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	$ 90,250
89,847	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	93,310
8,906	Federal Home Loan Mortgage Corp., 6.500%, 8/1/54	9,345
77,565	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	80,242
26,974	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	27,888
31,731	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	32,725
41,672	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	43,029
9,923	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	10,256
91,061	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	95,283
91,225	Federal Home Loan Mortgage Corp., 6.500%, 1/1/55	95,633
90,625	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	93,814
99,606	Federal Home Loan Mortgage Corp., 6.500%, 2/1/55	103,333
99,628	Federal Home Loan Mortgage Corp., 6.500%, 3/1/55	102,999
98,705	Federal Home Loan Mortgage Corp., 6.500%, 4/1/55	102,841
29,662	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	31,294
262,659	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	276,807
9,809	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,378
9,930	Federal Home Loan Mortgage Corp., 7.000%, 8/1/54	10,489
18,538	Federal Home Loan Mortgage Corp., 7.000%, 9/1/54	19,506
96,857	Federal Home Loan Mortgage Corp., 7.000%, 1/1/55	102,080
87,535	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	92,874
99,299	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	105,083
89,851	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	94,656
97,400	Federal Home Loan Mortgage Corp., 7.000%, 2/1/55	102,652
94,976	Federal Home Loan Mortgage Corp., 7.000%, 3/1/55	100,827
200,000	Federal National Mortgage Association, 1.500%, 8/15/40 (TBA)	176,590
1,294,926	Federal National Mortgage Association, 1.500%, 3/1/42	1,053,547
200,000	Federal National Mortgage Association, 2.000%, 8/15/40 (TBA)	181,543
1,195,871	Federal National Mortgage Association, 2.000%, 11/1/50	936,065
161,257	Federal National Mortgage Association, 2.000%, 3/1/52	126,680
587,637	Federal National Mortgage Association, 2.000%, 10/1/52	461,775
2,000,000	Federal National Mortgage Association, 2.000%, 8/15/55 (TBA)	1,564,171
200,000	Federal National Mortgage Association, 2.500%, 8/15/40 (TBA)	185,663
14,363	Federal National Mortgage Association, 2.500%, 3/1/43	12,520
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2529

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,693	Federal National Mortgage Association, 2.500%, 4/1/43	$ 9,299
4,451	Federal National Mortgage Association, 2.500%, 8/1/43	3,848
10,901	Federal National Mortgage Association, 2.500%, 4/1/45	9,249
17,696	Federal National Mortgage Association, 2.500%, 4/1/45	14,971
9,064	Federal National Mortgage Association, 2.500%, 8/1/45	7,660
339,589	Federal National Mortgage Association, 2.500%, 8/1/50	284,414
683,624	Federal National Mortgage Association, 2.500%, 5/1/51	571,862
230,429	Federal National Mortgage Association, 2.500%, 5/1/51	193,056
458,475	Federal National Mortgage Association, 2.500%, 11/1/51	383,797
93,295	Federal National Mortgage Association, 2.500%, 12/1/51	77,765
759,842	Federal National Mortgage Association, 2.500%, 1/1/52	630,880
73,672	Federal National Mortgage Association, 2.500%, 2/1/52	61,555
93,898	Federal National Mortgage Association, 2.500%, 3/1/52	76,985
224,463	Federal National Mortgage Association, 2.500%, 4/1/52	187,063
1,800,000	Federal National Mortgage Association, 2.500%, 8/1/55 (TBA)	1,474,607
19,771	Federal National Mortgage Association, 3.000%, 10/1/30	19,224
3,176	Federal National Mortgage Association, 3.000%, 10/1/46	2,814
2,086	Federal National Mortgage Association, 3.000%, 1/1/47	1,849
8,137	Federal National Mortgage Association, 3.000%, 2/1/47	7,285
65,768	Federal National Mortgage Association, 3.000%, 3/1/47	58,464
34,169	Federal National Mortgage Association, 3.000%, 4/1/47	30,345
165,951	Federal National Mortgage Association, 3.000%, 8/1/50	145,431
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
263,549	Federal National Mortgage Association, 3.000%, 2/1/51	$ 231,319
244,502	Federal National Mortgage Association, 3.000%, 11/1/51	212,734
354,462	Federal National Mortgage Association, 3.000%, 1/1/52	308,882
152,807	Federal National Mortgage Association, 3.000%, 2/1/52	133,091
485,391	Federal National Mortgage Association, 3.000%, 3/1/52	424,197
82,718	Federal National Mortgage Association, 3.000%, 5/1/52	71,963
700,000	Federal National Mortgage Association, 3.000%, 8/1/55 (TBA)	598,956
77,502	Federal National Mortgage Association, 3.000%, 2/1/57	64,641
5,357	Federal National Mortgage Association, 3.500%, 2/1/49	4,867
177,184	Federal National Mortgage Association, 3.500%, 5/1/49	163,877
123,314	Federal National Mortgage Association, 3.500%, 5/1/49	113,609
15,487	Federal National Mortgage Association, 3.500%, 4/1/52	13,921
69,829	Federal National Mortgage Association, 3.500%, 4/1/52	62,818
130,855	Federal National Mortgage Association, 3.500%, 4/1/52	118,415
132,588	Federal National Mortgage Association, 3.500%, 5/1/52	119,378
1,600,000	Federal National Mortgage Association, 3.500%, 8/1/55 (TBA)	1,429,165
57,448	Federal National Mortgage Association, 4.000%, 10/1/40	55,082
256,592	Federal National Mortgage Association, 4.000%, 4/1/44	245,639
119,094	Federal National Mortgage Association, 4.000%, 7/1/51	110,949
28,196	Federal National Mortgage Association, 4.000%, 9/1/51	26,273
187,609	Federal National Mortgage Association, 4.000%, 10/1/52	173,184
300,000	Federal National Mortgage Association, 4.000%, 8/1/55 (TBA)	276,662
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2531

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
79,729	Federal National Mortgage Association, 4.500%, 9/1/43	$ 78,716
157,728	Federal National Mortgage Association, 4.500%, 12/1/43	151,438
50,083	Federal National Mortgage Association, 4.500%, 1/1/44	49,446
100,000	Federal National Mortgage Association, 4.500%, 8/1/55 (TBA)	94,849
30,544	Federal National Mortgage Association, 5.000%, 5/1/31	30,815
400,000	Federal National Mortgage Association, 5.000%, 8/15/40 (TBA)	401,076
229,593	Federal National Mortgage Association, 5.000%, 8/1/52	225,527
86,394	Federal National Mortgage Association, 5.000%, 4/1/53	84,851
100,000	Federal National Mortgage Association, 5.000%, 8/15/55 (TBA)	97,320
1,678	Federal National Mortgage Association, 5.500%, 3/1/34	1,671
3,388	Federal National Mortgage Association, 5.500%, 12/1/34	3,458
17,885	Federal National Mortgage Association, 5.500%, 10/1/35	18,278
7,149	Federal National Mortgage Association, 5.500%, 12/1/35	7,341
8,477	Federal National Mortgage Association, 5.500%, 12/1/35	8,705
4,741	Federal National Mortgage Association, 5.500%, 5/1/37	4,863
52,876	Federal National Mortgage Association, 5.500%, 5/1/38	53,975
400,000	Federal National Mortgage Association, 5.500%, 8/15/40 (TBA)	406,731
79,817	Federal National Mortgage Association, 5.500%, 4/1/50	81,093
146,039	Federal National Mortgage Association, 5.500%, 4/1/50	147,743
70,234	Federal National Mortgage Association, 5.500%, 4/1/53	70,385
80,572	Federal National Mortgage Association, 5.500%, 4/1/53	80,677
72,264	Federal National Mortgage Association, 5.500%, 7/1/53	72,349
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
90,800	Federal National Mortgage Association, 5.500%, 7/1/54	$ 90,345
89,852	Federal National Mortgage Association, 5.500%, 10/1/54	89,939
99,332	Federal National Mortgage Association, 5.500%, 12/1/54	98,956
99,363	Federal National Mortgage Association, 5.500%, 1/1/55	99,069
96,362	Federal National Mortgage Association, 5.500%, 1/1/55	96,299
98,210	Federal National Mortgage Association, 5.500%, 3/1/55	98,189
105	Federal National Mortgage Association, 6.000%, 9/1/29	107
469	Federal National Mortgage Association, 6.000%, 8/1/32	479
4,192	Federal National Mortgage Association, 6.000%, 12/1/33	4,250
3,709	Federal National Mortgage Association, 6.000%, 10/1/37	3,878
2,804	Federal National Mortgage Association, 6.000%, 12/1/37	2,932
41,985	Federal National Mortgage Association, 6.000%, 1/1/53	43,184
16,705	Federal National Mortgage Association, 6.000%, 1/1/53	17,084
80,198	Federal National Mortgage Association, 6.000%, 4/1/53	82,050
78,152	Federal National Mortgage Association, 6.000%, 5/1/53	80,666
74,031	Federal National Mortgage Association, 6.000%, 5/1/53	76,469
74,370	Federal National Mortgage Association, 6.000%, 6/1/53	76,678
78,743	Federal National Mortgage Association, 6.000%, 7/1/53	80,177
64,346	Federal National Mortgage Association, 6.000%, 7/1/53	65,608
63,743	Federal National Mortgage Association, 6.000%, 7/1/53	65,254
174,934	Federal National Mortgage Association, 6.000%, 8/1/53	179,162
326,642	Federal National Mortgage Association, 6.000%, 9/1/53	331,572
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2533

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
61,321	Federal National Mortgage Association, 6.000%, 2/1/54	$ 62,218
86,521	Federal National Mortgage Association, 6.000%, 8/1/54	88,101
127,257	Federal National Mortgage Association, 6.000%, 9/1/54	129,396
121,441	Federal National Mortgage Association, 6.000%, 9/1/54	123,431
98,755	Federal National Mortgage Association, 6.000%, 9/1/54	100,510
125,913	Federal National Mortgage Association, 6.000%, 9/1/54	128,030
129,591	Federal National Mortgage Association, 6.000%, 9/1/54	131,715
125,131	Federal National Mortgage Association, 6.000%, 9/1/54	127,379
89,855	Federal National Mortgage Association, 6.000%, 10/1/54	91,792
99,153	Federal National Mortgage Association, 6.000%, 12/1/54	101,279
900,000	Federal National Mortgage Association, 6.000%, 8/1/55 (TBA)	912,440
2,231	Federal National Mortgage Association, 6.500%, 4/1/29	2,258
1,671	Federal National Mortgage Association, 6.500%, 7/1/29	1,723
4,455	Federal National Mortgage Association, 6.500%, 5/1/32	4,607
4,207	Federal National Mortgage Association, 6.500%, 9/1/32	4,339
2,429	Federal National Mortgage Association, 6.500%, 10/1/32	2,505
71,900	Federal National Mortgage Association, 6.500%, 3/1/53	75,188
61,300	Federal National Mortgage Association, 6.500%, 8/1/53	63,996
72,277	Federal National Mortgage Association, 6.500%, 8/1/53	75,582
39,373	Federal National Mortgage Association, 6.500%, 8/1/53	40,962
137,666	Federal National Mortgage Association, 6.500%, 9/1/53	143,932
72,766	Federal National Mortgage Association, 6.500%, 9/1/53	76,011
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
181,409	Federal National Mortgage Association, 6.500%, 8/1/54	$ 187,556
41,175	Federal National Mortgage Association, 6.500%, 8/1/54	42,770
89,630	Federal National Mortgage Association, 6.500%, 9/1/54	92,871
81,653	Federal National Mortgage Association, 6.500%, 9/1/54	84,476
8,242	Federal National Mortgage Association, 6.500%, 9/1/54	8,584
93,283	Federal National Mortgage Association, 6.500%, 9/1/54	96,989
84,960	Federal National Mortgage Association, 6.500%, 9/1/54	87,898
1,100,000	Federal National Mortgage Association, 6.500%, 8/15/55 (TBA)	1,134,554
7,381	Federal National Mortgage Association, 7.000%, 1/1/36	7,756
99,545	Federal National Mortgage Association, 7.000%, 2/1/55	105,920
800,000	Federal National Mortgage Association, 7.000%, 8/15/55 (TBA)	840,500
900,000	Government National Mortgage Association, 2.000%, 8/15/55 (TBA)	726,377
1,000,000	Government National Mortgage Association, 2.500%, 8/15/55 (TBA)	840,788
600,000	Government National Mortgage Association, 3.000%, 8/15/55 (TBA)	524,172
100,000	Government National Mortgage Association, 3.500%, 8/20/55 (TBA)	89,840
200,000	Government National Mortgage Association, 4.000%, 8/15/55 (TBA)	184,155
300,000	Government National Mortgage Association, 4.500%, 8/15/55 (TBA)	284,664
600,000	Government National Mortgage Association, 5.000%, 8/15/55 (TBA)	585,508
600,000	Government National Mortgage Association, 5.500%, 8/20/55 (TBA)	598,381
700,000	Government National Mortgage Association, 6.000%, 8/15/55 (TBA)	709,379
300,000	Government National Mortgage Association, 6.500%, 8/15/55 (TBA)	307,921
54,189	Government National Mortgage Association I, 3.500%, 11/15/41	50,144
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2535

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
6,818	Government National Mortgage Association I, 3.500%, 10/15/42	$ 6,284
95,438	Government National Mortgage Association I, 4.000%, 9/15/41	89,544
15,821	Government National Mortgage Association I, 4.000%, 4/15/45	14,930
26,017	Government National Mortgage Association I, 4.000%, 6/15/45	24,545
15,236	Government National Mortgage Association I, 4.500%, 5/15/39	14,853
3,052	Government National Mortgage Association I, 5.500%, 8/15/33	3,105
6,389	Government National Mortgage Association I, 5.500%, 9/15/33	6,403
3,836	Government National Mortgage Association I, 6.000%, 10/15/33	3,992
7,180	Government National Mortgage Association I, 6.000%, 9/15/34	7,445
18,225	Government National Mortgage Association I, 6.000%, 9/15/38	19,028
3,086	Government National Mortgage Association I, 6.500%, 5/15/31	3,114
4,186	Government National Mortgage Association I, 6.500%, 6/15/32	4,308
5,266	Government National Mortgage Association I, 6.500%, 12/15/32	5,419
9,041	Government National Mortgage Association I, 6.500%, 5/15/33	9,174
62	Government National Mortgage Association I, 7.000%, 8/15/28	64
1,489	Government National Mortgage Association I, 8.000%, 2/15/30	1,490
184,771	Government National Mortgage Association II, 2.000%, 3/20/52	149,190
274,315	Government National Mortgage Association II, 2.500%, 4/20/52	230,809
182,275	Government National Mortgage Association II, 3.000%, 5/20/52	159,336
177,952	Government National Mortgage Association II, 3.500%, 6/20/44	163,117
96,951	Government National Mortgage Association II, 3.500%, 7/20/47	88,566
90,746	Government National Mortgage Association II, 3.500%, 8/20/52	81,774
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Balanced Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
23,274	Government National Mortgage Association II, 4.500%, 9/20/44	$ 22,435
10,426	Government National Mortgage Association II, 4.500%, 10/20/44	10,109
20,345	Government National Mortgage Association II, 4.500%, 11/20/44	19,727
50,795	Government National Mortgage Association II, 4.500%, 9/20/48	49,043
104,012	Government National Mortgage Association II, 4.500%, 3/20/49	100,719
30,347	Government National Mortgage Association II, 4.500%, 4/20/49	29,388
99,997	Government National Mortgage Association II, 5.000%, 4/20/38	100,312
6,763	Government National Mortgage Association II, 5.500%, 2/20/34	6,881
75,167	Government National Mortgage Association II, 5.500%, 9/20/52	75,651
6,408	Government National Mortgage Association II, 6.500%, 11/20/28	6,584
461	Government National Mortgage Association II, 7.500%, 9/20/29	472
1,982,900	U.S. Treasury Bonds, 3.000%, 2/15/48	1,455,882
7,338,200	U.S. Treasury Bonds, 3.125%, 5/15/48	5,500,210
	Total U.S. Government and Agency Obligations (Cost $47,334,710)	$45,103,835

Shares
	SHORT TERM INVESTMENTS — 2.6% of Net Assets
	Open-End Fund — 2.6%
10,719,351(j)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 10,719,351
		$10,719,351

	TOTAL SHORT TERM INVESTMENTS (Cost $10,719,351)	$10,719,351

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.5% (Cost $326,236,252)	$420,952,642
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2537

Schedule of Investments  |  7/31/25 (continued)
Shares		Net Realized Gain (Loss) for the year ended 7/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 7/31/25	Capital Gain Distributions for the year ended 7/31/25	Dividend Income for the year ended 7/31/25	Value
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
148,222(k)	Pioneer ILS Interval Fund	$—	$37,219	$—	$152,571	$ 1,403,662
	Total Investments in Affiliated Issuer — 0.3% (Cost $1,445,570)					$1,403,662

Principal Amount USD ($)
	TBA Sales Commitments — (0.3)% of Net Assets
	U.S. Government and Agency Obligations — (0.3)%
(100,000)	Federal National Mortgage Association, 5.500%, 8/15/55 (TBA)	$ (99,471)
(1,000,000)	Federal National Mortgage Association, 7.000%, 9/15/54 (TBA)	(1,049,257)
	TOTAL TBA SALES COMMITMENTS (Proceeds $1,146,398)	$(1,148,728)

	OTHER ASSETS AND LIABILITIES — (2.5)%	$(10,332,130)
	net assets — 100.0%	$410,875,446

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Balanced Fund | Annual | 7/31/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $54,298,345, or 13.2% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2025.
(e)	Security is in default.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(i)	Consists of Revenue Bonds unless otherwise indicated.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
(k)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2025.
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1I).
Restricted Securities	Acquisition date	Cost	Value
Blue Ridge Re	11/14/2023	$250,000	$255,925
Bonanza Re	12/16/2024	250,000	245,450
Four Lakes Re	12/8/2023	250,000	252,200
Galileo Re	12/4/2023	250,000	259,725
High Point Re	12/1/2023	250,000	253,300
Mystic Re	12/12/2023	250,000	261,375
Residential Re	11/7/2023	250,000	260,950
Residential Re	11/4/2024	250,000	255,750
Sanders Re	1/16/2024	250,000	258,900
Total Restricted Securities			$2,303,575
% of Net assets			0.6%
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2539

Schedule of Investments  |  7/31/25 (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
37	U.S. 2 Year Note (CBT)	9/30/25	$7,666,605	$7,658,422	$(8,183)
358	U.S. 5 Year Note (CBT)	9/30/25	38,635,413	38,725,533	90,120
20	U.S. 10 Year Note (CBT)	9/19/25	2,208,762	2,221,250	12,488
7	U.S. Long Bond (CBT)	9/19/25	784,074	799,313	15,239
			$49,294,854	$49,404,518	$109,664
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
2	U.S. 10 Year Ultra Bond (CBT)	9/19/25	$(225,339)	$(226,156)	$(817)
27	U.S. Ultra Bond (CBT)	9/19/25	(3,103,872)	(3,167,438)	(63,566)
			$(3,329,211)	$(3,393,594)	$(64,383)
TOTAL FUTURES CONTRACTS			$45,965,643	$46,010,924	$45,281
CBT	Chicago Board of Trade.
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums Paid	Unrealized Appreciation	Market Value
1,380,000	Markit CDX North America High Yield Index Series 43	Receive	5.00%	12/20/29	$71,873	$32,919	$104,792
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION					$71,873	$32,919	$104,792
TOTAL SWAP CONTRACTS					$71,873	$32,919	$104,792

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Balanced Fund | Annual | 7/31/25

Purchases and sales of securities (excluding short-term investments, TBA sales commitments, in-kind redemptions and all derivative contracts except for options purchased) for the year ended July 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$—	$27,275,576
Other Long-Term Securities	$117,989,813	$107,192,415
At July 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $328,011,751 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$112,235,314
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(17,884,973)
Net unrealized appreciation	$94,350,341
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2541

Schedule of Investments  |  7/31/25 (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$252,826	$—	$252,826
Common Stocks	276,584,265	—	—	276,584,265
Asset Backed Securities	—	14,791,060	—	14,791,060
Collateralized Mortgage Obligations	—	9,825,913	—	9,825,913
Commercial Mortgage-Backed Securities	—	8,710,933	—	8,710,933
Corporate Bonds	—	51,727,206	—	51,727,206
Municipal Bonds	—	170,113	—	170,113
Insurance-Linked Securities
Event Linked Bonds	—	2,303,575	—	2,303,575
Foreign Government Bonds	—	763,565	—	763,565
U.S. Government and Agency Obligations	—	45,103,835	—	45,103,835
Open-End Fund	10,719,351	—	—	10,719,351
Affiliated Closed-End Fund	1,403,662	—	—	1,403,662
Total Investments in Securities	$288,707,278	$133,649,026	$—	$422,356,304
Liabilities
TBA Sales Commitments	$—	$(1,148,728)	$—	$(1,148,728)
Total Liabilities	$—	$(1,148,728)	$—	$(1,148,728)
Other Financial Instruments
Net unrealized appreciation on futures contracts	$45,281	$—	$—	$45,281
Centrally cleared swap contracts^	—	32,919	—	32,919
Total Other Financial Instruments	$45,281	$32,919	$—	$78,200
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the year ended July 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Balanced Fund | Annual | 7/31/25

Statement of Assets and Liabilities  |  7/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $326,236,252)	$420,952,642
Investments in affiliated issuers, at value (cost $1,445,570)	1,403,662
Cash	2,189
Futures collateral	2,166,222
Due from broker for futures	18,537
Swap contracts, at value (premium paid $71,873)	104,792
Receivables —
Investment securities sold	1,658,870
Fund shares sold	287,128
Dividends	367,570
Interest	945,159
Other assets	16,895
Total assets	$427,923,666
LIABILITIES:
Foreign currency due to custodian	$25
Payables —
Investment securities purchased	15,139,730
Fund shares repurchased	370,361
Distributions	43
Trustees’ fees	1,613
Interest expense	2,906
Swaps collateral	14,091
Variation margin for centrally cleared swap contracts	1,970
Due to Adviser	1,376
Variation margin for futures contracts	18,537
TBA sales commitments, at value (net proceeds received $1,146,398)	1,148,728
Management fees	169,417
Administrative expenses	18,915
Distribution fees	41,641
Accrued expenses	118,867
Total liabilities	$17,048,220
NET ASSETS:
Paid-in capital	$313,922,820
Distributable earnings	96,952,626
Net assets	$410,875,446
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $267,187,523/22,907,764 shares)	$11.66
Class C* (based on $27,963,697/2,427,472 shares)	$11.52
Class R6* (based on $41,090,433/3,535,247 shares)	$11.62
Class Y* (based on $74,633,793/6,352,214 shares)	$11.75
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.66 net asset value per share/100%-2.25% maximum sales charge)	$11.93

*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2543

Statement of Operations FOR THE YEAR ENDED 7/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $1,883)	$7,272,149
Dividends from unaffiliated issuers (net of foreign taxes withheld $93,699)	4,364,883
Dividends from affiliated issuers	152,571
Total Investment Income		$11,789,603
EXPENSES:
Management fees	$2,059,020
Administrative expenses	159,091
Transfer agent fees
Class A*	120,961
Class C*	14,305
Class R6*	331
Class R*	5,611
Class Y*	66,318
Distribution fees
Class A*	675,493
Class C*	307,250
Class R*	18,014
Shareholder communications expense	38,150
Custodian fees	4,810
Registration fees	97,579
Professional fees	63,348
Printing expense	23,547
Officers’ and Trustees’ fees	16,510
Insurance expense	7,878
Miscellaneous	27,987
Total expenses		$3,706,203
Less fees waived and expenses reimbursed by the Adviser		(22,870)
Net expenses		$3,683,333
Net investment income		$8,106,270
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$8,361,661
In-kind redemptions	24,966,687
TBA sales commitments	(19,826)
Futures contracts	1,199,507
Swap contracts	11,671
Other assets and liabilities denominated in foreign currencies	(424)	$34,519,276
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(9,452,386)
Investments in affiliated issuers	37,219
TBA sales commitments	14,804
Futures contracts	(676,767)
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Balanced Fund | Annual | 7/31/25

Swap contracts	32,919
Other assets and liabilities denominated in foreign currencies	1,016	(10,043,195)
Net realized and unrealized gain (loss) on investments		$24,476,081
Net increase in net assets resulting from operations		$32,582,351

*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2545

Statements of Changes in Net Assets
	Year Ended 7/31/25	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$8,106,270	$8,295,003
Net realized gain (loss) on investments	34,519,276	2,807,231
Change in net unrealized appreciation (depreciation) on investments	(10,043,195)	38,585,499
Net increase in net assets resulting from operations	$32,582,351	$49,687,733
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.25 and $0.21 per share, respectively)	$(6,127,675)	$(5,433,199)
Class C* ($0.17 and $0.14 per share, respectively)	(477,952)	(450,617)
Class R6* ($0.29 and $0.24 per share, respectively)	(1,052,951)	(850,617)
Class R* ($0.17 and $0.19 per share, respectively)	(81,551)	(82,560)
Class Y* ($0.28 and $0.24 per share, respectively)	(1,647,080)	(1,512,672)
Total distributions to shareholders	$(9,387,209)	$(8,329,665)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$92,365,136	$53,345,220
Reinvestment of distributions	9,269,899	8,204,257
Cost of shares repurchased	(105,664,687)	(91,765,773)
In-kind redemptions	(35,000,000)	—
Net decrease in net assets resulting from Fund share transactions	$(39,029,652)	$(30,216,296)
Net increase (decrease) in net assets	$(15,834,510)	$11,141,772
NET ASSETS:
Beginning of year	$426,709,956	$415,568,184
End of year	$410,875,446	$426,709,956

*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Balanced Fund | Annual | 7/31/25

	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A*
Shares sold	1,759,466	$19,393,783	1,792,550	$18,486,137
Reinvestment of distributions	538,798	6,020,564	509,442	5,323,776
Less shares repurchased	(4,949,775)	(54,866,322)	(3,964,687)	(40,939,136)
Net decrease	(2,651,511)	$(29,451,975)	(1,662,695)	$(17,129,223)
Class C*
Shares sold	228,389	$2,526,958	329,756	$3,408,134
Reinvestment of distributions	43,166	477,938	43,859	450,617
Less shares repurchased	(928,477)	(10,203,892)	(941,006)	(9,474,429)
Net decrease	(656,922)	$(7,198,996)	(567,391)	$(5,615,678)
Class R6*
Shares sold	1,018,864	$11,287,578	890,679	$9,324,166
Reinvestment of distributions	94,665	1,052,951	81,711	850,617
Less shares repurchased	(1,224,065)	(13,661,552)	(1,191,760)	(12,093,143)
Net decrease	(110,536)	$(1,321,023)	(219,370)	$(1,918,360)
Class R*
Shares sold	86,328	$963,984	168,724	$1,763,693
Reinvestment of distributions	7,292	81,551	7,866	82,560
Less shares repurchased	(587,005)	(6,348,923)	(79,282)	(820,605)
Net increase (decrease)	(493,385)	$(5,303,388)	97,308	$1,025,648
Class Y*
Shares sold	5,184,521	$58,192,833	1,937,045	$20,363,090
Reinvestment of distributions	145,620	1,636,895	142,100	1,496,687
Less shares repurchased	(1,842,210)	(20,583,998)	(2,720,557)	(28,438,460)
In-kind redemptions	(3,122,212)	(35,000,000)	—	—
Net increase (decrease)	365,719	$4,245,730	(641,412)	$(6,578,683)

*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2547

Financial Highlights
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class A*
Net asset value, beginning of period	$11.01	$9.95	$9.66	$11.31	$9.72
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.21	$0.19	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	0.68	1.06	0.41	(0.85)	1.84
Net increase (decrease) from investment operations	$0.90	$1.27	$0.60	$(0.74)	$1.96
Distributions to shareholders:
Net investment income	$(0.21)	$(0.21)	$(0.18)	$(0.13)	$(0.11)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.25)	$(0.21)	$(0.31)	$(0.91)	$(0.37)
Net increase (decrease) in net asset value	$0.65	$1.06	$0.29	$(1.65)	$1.59
Net asset value, end of period	$11.66	$11.01	$9.95	$9.66	$11.31
Total return (b)	8.31%	12.85%(c)	6.51%	(7.23)%	20.60%
Ratio of net expenses to average net assets	0.90%	0.93%	0.94%	0.95%	0.99%
Ratio of net investment income (loss) to average net assets	1.96%	2.01%	2.02%	1.07%	1.12%
Portfolio turnover rate	29%(d)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$267,188	$281,325	$270,804	$279,982	$301,068
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.90%	0.93%	0.96%	0.95%	1.00%
Net investment income (loss) to average net assets	1.96%	2.01%	2.00%	1.07%	1.11%
*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Balanced Fund | Annual | 7/31/25

	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class C*
Net asset value, beginning of period	$10.87	$9.84	$9.57	$11.21	$9.65
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.13	$0.13	$0.12	$0.03	$0.04
Net realized and unrealized gain (loss) on investments	0.69	1.04	0.40	(0.84)	1.82
Net increase (decrease) from investment operations	$0.82	$1.17	$0.52	$(0.81)	$1.86
Distributions to shareholders:
Net investment income	$(0.13)	$(0.14)	$(0.12)	$(0.05)	$(0.04)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.17)	$(0.14)	$(0.25)	$(0.83)	$(0.30)
Net increase (decrease) in net asset value	$0.65	$1.03	$0.27	$(1.64)	$1.56
Net asset value, end of period	$11.52	$10.87	$9.84	$9.57	$11.21
Total return (b)	7.61%	11.95%(c)	5.69%	(7.92)%	19.63%
Ratio of net expenses to average net assets	1.65%	1.68%	1.69%	1.68%	1.72%
Ratio of net investment income (loss) to average net assets	1.22%	1.27%	1.28%	0.33%	0.41%
Portfolio turnover rate	29%(d)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$27,964	$33,543	$35,936	$43,776	$55,342
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.65%	1.68%	1.70%	1.69%	1.73%
Net investment income (loss) to average net assets	1.22%	1.27%	1.27%	0.32%	0.40%
*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2549

Financial Highlights  (continued)
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class R6*
Net asset value, beginning of period	$10.97	$9.92	$9.64	$11.29	$9.71
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.25	$0.24	$0.22	$0.15	$0.15
Net realized and unrealized gain (loss) on investments	0.69	1.05	0.40	(0.85)	1.84
Net increase (decrease) from investment operations	$0.94	$1.29	$0.62	$(0.70)	$1.99
Distributions to shareholders:
Net investment income	$(0.25)	$(0.24)	$(0.21)	$(0.17)	$(0.15)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.29)	$(0.24)	$(0.34)	$(0.95)	$(0.41)
Net increase (decrease) in net asset value	$0.65	$1.05	$0.28	$(1.65)	$1.58
Net asset value, end of period	$11.62	$10.97	$9.92	$9.64	$11.29
Total return (b)	8.71%	13.19%(c)	6.72%	(6.90)%	20.96%
Ratio of net expenses to average net assets	0.60%	0.62%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.27%	2.32%	2.35%	1.44%	1.43%
Portfolio turnover rate	29%(d)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$41,090	$40,010	$38,360	$7,732	$2,575
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.60%	0.63%	0.66%	0.65%	0.70%
Net investment income (loss) to average net assets	2.27%	2.31%	2.34%	1.44%	1.38%
*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class R6’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Balanced Fund | Annual | 7/31/25

	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y*
Net asset value, beginning of period	$11.09	$10.04	$9.74	$11.39	$9.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.23	$0.22	$0.14	$0.15
Net realized and unrealized gain (loss) on investments	0.70	1.06	0.41	(0.85)	1.86
Net increase (decrease) from investment operations	$0.94	$1.29	$0.63	$(0.71)	$2.01
Distributions to shareholders:
Net investment income	$(0.24)	$(0.24)	$(0.20)	$(0.16)	$(0.15)
Net realized gain	(0.04)	—	(0.13)	(0.78)	(0.26)
Total distributions	$(0.28)	$(0.24)	$(0.33)	$(0.94)	$(0.41)
Net increase (decrease) in net asset value	$0.66	$1.05	$0.30	$(1.65)	$1.60
Net asset value, end of period	$11.75	$11.09	$10.04	$9.74	$11.39
Total return (b)	8.59%	13.03%(c)	6.85%	(6.95)%	20.99%
Ratio of net expenses to average net assets	0.70%	0.72%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	2.16%	2.23%	2.32%	1.37%	1.46%
Portfolio turnover rate	29%(d)	33%	44%	40%	54%
Net assets, end of period (in thousands)	$74,634	$66,401	$66,521	$73,819	$71,290
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.70%	0.74%	0.75%	0.75%	0.77%
Net investment income (loss) to average net assets	2.16%	2.21%	2.22%	1.27%	1.34%
*	Pioneer Balanced ESG Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended July 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(d)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Balanced Fund | Annual | 7/31/2551

Notes to Financial Statements  |  7/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Balanced Fund (the “Fund”) is one of 29 portfolios comprising  Victory Portfolios IV  (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Balanced ESG Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The Fund’s investment objective is to seek capital growth and current income through a diversified portfolio of equity securities and bonds.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc.
52Victory Pioneer Balanced Fund | Annual | 7/31/25

(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 11). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
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A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be
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obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap and Derivatives Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Shares of closed-end interval funds that offer their shares at net asset value are valued at such funds’ net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the
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valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
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D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of July 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
At July 31, 2025, the Fund reclassified $24,966,687 to decrease distributable earnings and $24,966,687 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
During the year ended July 31, 2025, a capital loss carryforward of $5,294,563 was utilized to offset net realized gains by the Fund.
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The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$7,814,346	$8,329,665
Long-term capital gains	1,572,863	—
Total	$9,387,209	$8,329,665
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$1,124,308
Undistributed long-term capital gains	1,478,020
Other book/tax temporary differences	(43)
Net unrealized appreciation	94,350,341
Total	$96,952,626
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, the tax treatment of premium and amortization, defaulted bond adjustments, the mark to market of futures contracts, adjustments related to insurance-linked securities and adjustments related to perpetual bonds.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $14,540 in underwriting commissions on the sale of Class A shares during the year ended July 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
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Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and
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financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Adviser allocates the Fund’s assets between equity and debt securities based on its assessment of current business, economic and market conditions. Normally, the Fund invests a minimum of 25% of its net assets in each of equity and debt securities and invests up to 70% of its net assets in equity securities. The Fund’s investments in foreign markets and countries with limited developing markets, may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of
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existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund’s ESG criteria exclude securities of issuers in certain industries, and the Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to
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LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (with or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
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H.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of July 31, 2025, no collateral was pledged or paid by the Fund.
I.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at July 31, 2025 are listed in the Schedule of Investments.
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J.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
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Additionally, the Fund may gain exposure to ILS by investing in a closed-end interval fund, Pioneer ILS Interval Fund, an affiliate of the Adviser. The Fund’s investment in Pioneer ILS Interval Fund at July 31, 2025 is listed in the Schedule of Investments.
K.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
As of and for the year ended July 31, 2025, the Fund had no open repurchase agreements.
L.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at July 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value
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of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended July 31, 2025 were $51,989,467 and $3,245,528, respectively. Open futures contracts outstanding at July 31, 2025 are listed in the Schedule of Investments.
M.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
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As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products (“CDX”). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed
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to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at July 31, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
The average notional values of credit default swap contracts sell protection open during the year ended July 31, 2025 was $552,000. Open credit default swap contracts at July 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion and 0.45% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Predecessor Fund’s average daily net assets up to $1 billion and 0.45% of the Predecessor Fund’s average daily net assets over $1 billion. For the year ended July 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.50% of the Fund’s average daily net assets.
The Adviser has agreed to waive its management fee with respect to any portion of the Fund’s assets invested in Pioneer ILS Interval Fund, an
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afﬁliated fund managed by the Adviser. For the year ended July 31, 2025, the Adviser waived $22,870 in management fees with respect to the Fund, which is reﬂected on the Statement of Operations as an expense waiver.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.93%, 1.68%, 0.62%, and 0.72% of the Fund’s Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Prior to the Reorganization, Amundi US contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Predecessor Fund to the extent required to reduce Predecessor Fund expenses to 0.99%, 0.75%, 1.30% and 0.75% of the average daily net assets attributable to Class A, Class K, Class R and Class Y shares, respectively. Fees waived and expenses reimbursed during the year ended July 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $169,417 in management fees payable to the Adviser at July 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended July 31, 2025, the Fund paid $16,510 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At July 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,613 and a payable for administrative expenses of $18,915, which includes the payable for Officers’ compensation.
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4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended July 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$31,529
Class C	2,919
Class R6	1,161
Class R	390
Class Y	2,151
Total	$38,150
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Predecessor Fund further paid the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $41,641 in distribution fees payable to the Distributor at July 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 0.75% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of
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an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s distributor and are paid to the Distributor. For the year ended July 31, 2025, CDSCs in the amount of $2,805 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended July 31, 2025, the Fund had no borrowings under the credit facility.
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7. Transactions in Underlying Funds
An affiliated issuer is a company in which the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company which is under common ownership or control. At July 31, 2025, the value of the Fund’s investments in affiliated issuers was $1,403,662, which represents 0.3% of the Fund’s net assets.
Transactions in affiliated issuers by the Fund for the year ended July 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at July 31, 2024	Purchases Costs	Change in Net Unrealized Appreciation/ (Depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at July 31, 2025	Value at July 31, 2025
Pioneer ILS Interval Fund	$1,213,872	$—	$37,219	$—	$152,571	$—	148,222	$1,403,662
Total	$1,213,872	$—	$37,219	$—	$152,571	$—	148,222	$1,403,662
Annual and semi-annual reports for the Pioneer ILS Interval Fund are available on the fund's web page(s) at vcm.com.
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8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$45,281	$—	$—	$—	$—
Centrally cleared swap contracts†	—	32,919	—	—	—
Total Value	$45,281	$32,919	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at July 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$1,199,507	$—	$—	$—	$—
Swap contracts	—	11,671	—	—	—
Total Value	$1,199,507	$11,671	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(676,767)	$—	$—	$—	$—
Swap contracts	—	32,919	—	—	—
Total Value	$(676,767)	$32,919	$—	$—	$—
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of July 31, 2025, the Fund had no unfunded loan commitments outstanding.
10. In-Kind Redemption
In accordance with guidelines described in a Fund’s prospectus and in accordance with procedures adopted the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares (“in-kind redemption”). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the year ended July 31, 2025, the Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $35,000,000. The redeeming shareholder received a pro-rata share of the securities held by the Fund. The distribution of such securities generated a realized gain of $24,966,687 for the Fund, which is reflected on the Statement of Operations.
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11. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $393,818,451 and an identified cost of $331,699,482 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust IV) and the Shareholders of Victory Pioneer Balanced Fund (formerly Pioneer Balanced ESG Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Balanced Fund  (formerly Pioneer Balanced ESG Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust IV), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended July 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial
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reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 24, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
For the year ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $3,050,883 as long-term capital gains distributions during the year ended July 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 32.28%.
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 96.05%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Balanced ESG Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Balanced ESG Fund reorganized into Victory Pioneer Balanced Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Balanced ESG Fund	19,069,847	15,940,522	480,211	2,649,114
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Balanced Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Balanced Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to
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prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria” and the Fund’s minimum allocations to equity and debt securities are lower and its maximum equity allocation is higher;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In
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addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria” and the Fund’s minimum allocations to equity and debt securities are lower and its maximum equity allocation is higher. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent
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Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and
84Victory Pioneer Balanced Fund | Annual | 7/31/25

discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria” and the Fund’s minimum allocations to equity and debt securities are lower and its maximum equity allocation is higher.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Victory Pioneer Balanced Fund | Annual | 7/31/2585

Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and
86Victory Pioneer Balanced Fund | Annual | 7/31/25

profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Balanced Fund | Annual | 7/31/2587

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19418-AFR-0925

Victory Pioneer Multi-Asset Income Fund*
(successor to Pioneer Multi-Asset Income Fund)*
Annual: Full Financials | July 31, 2025
* Effective May 2, 2025, during the annual reporting period covered by this report, Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Multi-Asset Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Multi-Asset Income Fund.

visit us: vcm.com

Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/251

Schedule of Investments  |  7/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 99.8%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Advanced Materials — 0.0%†
945,843	Groupe Solmax, Inc., Initial Term Loan, 9.307% (Term SOFR + 475 bps), 5/29/28	$ 787,217
	Total Advanced Materials	$787,217

	Advertising Sales — 0.0%†
498,439	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.471% (Term SOFR + 400 bps), 8/21/28	$ 498,377
	Total Advertising Sales	$498,377

	Auto Parts & Equipment — 0.0%†
957,500	First Brands Group LLC, First Lien 2021 Term Loan, 9.57% (Term SOFR + 500 bps), 3/30/27	$ 938,749
	Total Auto Parts & Equipment	$938,749

	Casino Services — 0.0%†
13,996	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.99% (Term SOFR + 765 bps), 10/2/28	$ 14,136
28,803	Lucky Bucks LLC, Priority Second Out Term Loan, 11.999% (Term SOFR + 250 bps), 10/2/29	24,626
	Total Casino Services	$38,762

	Chemicals-Specialty — 0.0%†
313,078	Mativ Holdings, Inc., Term B Loan, 8.221% (Term SOFR + 375 bps), 4/20/28	$ 311,905
	Total Chemicals-Specialty	$311,905

	Dialysis Centers — 0.0%†
813,968	U.S. Renal Care, Inc., Closing Date Term Loan, 9.471% (Term SOFR + 500 bps), 6/20/28	$ 791,923
	Total Dialysis Centers	$791,923

	Electric-Generation — 0.0%†
346,635	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.606% (Term SOFR + 525 bps), 4/3/28	$ 348,832
	Total Electric-Generation	$348,832

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Investment Management & Advisory Services — 0.1%
1,535,505	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 9.308% (Term SOFR + 500 bps), 5/30/27	$ 1,489,440
	Total Investment Management & Advisory Services	$1,489,440

	Total Senior Secured Floating Rate Loan Interests (Cost $5,366,133)	$5,205,205

Shares
	Common Stocks — 46.4% of Net Assets
	Aerospace & Defense — 1.0%
499,684	Hensoldt AG	$ 54,800,004
	Total Aerospace & Defense	$54,800,004

	Air Freight & Logistics — 0.2%
337,254	Logista Integral S.A.	$ 10,684,110
	Total Air Freight & Logistics	$10,684,110

	Automobile Components — 0.2%
318,500	Bridgestone Corp.	$ 12,949,095
	Total Automobile Components	$12,949,095

	Automobiles — 0.5%
17,513	Hyundai Motor Co.	$ 2,689,839
38,054	Kia Corp.	2,807,128
1,108,200	Subaru Corp.	20,426,007
	Total Automobiles	$25,922,974

	Banks — 14.2%
3,986,473	ABN AMRO Bank NV (C.V.A.) (144A)	$ 115,371,845
2,375,481	Bank of America Corp.	112,288,987
5,133,051	Bank of Ireland Group Plc	69,151,775
591,627	Citizens Financial Group, Inc.	28,232,441
564,368	Danske Bank A/S	22,477,218
172,354	DNB Bank ASA	4,372,741
1,443,490	Hana Financial Group, Inc.	88,891,005
2,403,237	Huntington Bancshares, Inc.	39,485,184
5,348,173	Intesa Sanpaolo S.p.A.	32,317,159
1,191,856	KB Financial Group, Inc.	95,310,665
2,144,017	KeyCorp.	38,420,785
863,755	Nordea Bank Abp	12,617,180
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/253

Schedule of Investments  |  7/31/25 (continued)
Shares		Value
	Banks — (continued)
3,406,540	Regions Financial Corp.	$ 86,287,658
105,000	Sumitomo Mitsui Financial Group, Inc.	2,684,184
1,173,327	US Bancorp	52,752,782
	Total Banks	$800,661,609

	Beverages — 0.7%
425,720	Anheuser-Busch InBev S.A. (A.D.R.)	$ 24,551,272
98,089	PepsiCo., Inc.	13,528,435
	Total Beverages	$38,079,707

	Capital Markets — 1.3%
607,439	State Street Corp.	$ 67,881,308
57,511	T Rowe Price Group, Inc.	5,834,491
	Total Capital Markets	$73,715,799

	Chemicals — 0.0%†
1,490,013	Chevron Lubricants Lanka Plc	$ 839,302
	Total Chemicals	$839,302

	Communications Equipment — 1.4%
1,204,169	Cisco Systems, Inc.	$ 81,979,826
	Total Communications Equipment	$81,979,826

	Construction & Engineering — 0.5%
4,081(b)	LB New Holdco	$ 21,425
264,300	Taisei Corp.	15,889,548
2,408,396	Webuild S.p.A.	10,861,920
	Total Construction & Engineering	$26,772,893

	Construction Materials — 1.7%
979,176	Buzzi S.p.A.	$ 51,089,158
466,614	CRH Plc	44,538,306
	Total Construction Materials	$95,627,464

	Consumer Staples Distribution & Retail — 0.0%
195,032+#	Magnit PJSC	$ —
48,325(b)+#	X5 Retail Group NV (G.D.R.)	—
	Total Consumer Staples Distribution & Retail	$—

	Electric Utilities — 3.5%
370,571	American Electric Power Co., Inc.	$ 41,926,403
1,704,655	Eversource Energy	112,677,696
1,027,165	FirstEnergy Corp.	43,870,217
	Total Electric Utilities	$198,474,316

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Shares		Value
	Electrical Equipment — 0.4%
400,200	Fuji Electric Co., Ltd.	$ 20,108,192
	Total Electrical Equipment	$20,108,192

	Financial Services — 1.1%
539,963	Edenred SE	$ 15,479,089
1,724,167	Nexi S.p.A. (144A)	9,857,773
470,928(b)	PayPal Holdings, Inc.	32,381,009
1,544,165(b)	Worldline S.A. (144A)	5,646,093
	Total Financial Services	$63,363,964

	Food Products — 0.3%
69,321	Bakkafrost P/F	$ 2,779,894
492,525	Kraft Heinz Co.	13,524,736
	Total Food Products	$16,304,630

	Health Care Providers & Services — 0.6%
212,823	Cardinal Health, Inc.	$ 33,034,386
12,205	Humana, Inc.	3,049,663
	Total Health Care Providers & Services	$36,084,049

	Hotels, Restaurants & Leisure — 0.8%
3,019,578	Brightstar Lottery Plc	$ 44,810,538
	Total Hotels, Restaurants & Leisure	$44,810,538

	Household Durables — 0.6%
2,192,812	Persimmon Plc	$ 33,158,481
	Total Household Durables	$33,158,481

	Insurance — 0.1%
65,006	American International Group, Inc.	$ 5,046,416
	Total Insurance	$5,046,416

	IT Services — 0.9%
196,860	International Business Machines Corp.	$ 49,835,109
	Total IT Services	$49,835,109

	Leisure Products — 0.0%†
5,134,000	Honma Golf, Ltd. (144A)	$ 2,295,585
	Total Leisure Products	$2,295,585

	Marine Transportation — 0.4%
1,251,521	Star Bulk Carriers Corp.	$ 22,852,773
	Total Marine Transportation	$22,852,773

	Metals & Mining — 2.5%
1,853,428	Barrick Mining Corp.	$ 39,144,399
653,257	Newmont Corp.	40,567,260
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/255

Schedule of Investments  |  7/31/25 (continued)
Shares		Value
	Metals & Mining — (continued)
455,930	Rio Tinto Plc (A.D.R.)	$ 27,250,936
2,856,442	thyssenkrupp AG	33,314,866
	Total Metals & Mining	$140,277,461

	Mortgage Real Estate Investment Trusts (REITs) — 0.6%
730,230	AGNC Investment Corp.	$ 6,886,069
297,120	Angel Oak Mortgage, Inc.	2,751,331
528,740	Ladder Capital Corp.	5,773,841
906,673	Rithm Capital Corp.	10,907,276
511,976	Two Harbors Investment Corp.	4,991,766
	Total Mortgage Real Estate Investment Trusts (REITs)	$31,310,283

	Oil, Gas & Consumable Fuels — 5.6%
835,639	BW LPG, Ltd. (144A)	$ 11,226,775
1,340,309	BW LPG, Ltd. (144A)	17,906,528
91,406	Civitas Resources, Inc.	2,775,086
4,435,484	Energy Transfer LP	80,016,131
47,954(b)+#	LUKOIL PJSC	—
1,445,745	MPLX LP	75,901,613
639,263	Ovintiv, Inc.	26,324,850
1,269,779	Permian Resources Corp.	17,980,071
194,305	Plains All American Pipeline LP	3,546,066
1,271,403+#	Rosneft Oil Co. PJSC	—
1,099,285	Shell Plc (A.D.R.)	79,379,370
93,812	Viper Energy, Inc.	3,532,960
	Total Oil, Gas & Consumable Fuels	$318,589,450

	Pharmaceuticals — 4.3%
353,784	Johnson & Johnson	$ 58,282,376
5,647,966	Pfizer, Inc.	131,541,128
567,512	Sanofi S.A.	51,060,308
	Total Pharmaceuticals	$240,883,812

	Professional Services — 0.2%
321,918	ManpowerGroup, Inc.	$ 13,279,117
	Total Professional Services	$13,279,117

	Real Estate Management & Development — 0.1%
5,026,000	Sino Land Co., Ltd.	$ 5,794,306
	Total Real Estate Management & Development	$5,794,306

The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Shares		Value
	Semiconductors & Semiconductor Equipment — 0.6%
80,293(b)	Advanced Micro Devices, Inc.	$ 14,156,459
291,524(b)	Axcelis Technologies, Inc.	19,733,259
	Total Semiconductors & Semiconductor Equipment	$33,889,718

	Specialized REITs — 0.3%
107,772	Crown Castle, Inc.	$ 11,325,759
122,382	Gaming and Leisure Properties, Inc.	5,578,172
	Total Specialized REITs	$16,903,931

	Technology Hardware, Storage & Peripherals — 1.8%
452,600	FUJIFILM Holdings Corp.	$ 9,472,185
1,737,912	Samsung Electronics Co., Ltd.	89,477,154
	Total Technology Hardware, Storage & Peripherals	$98,949,339

	Total Common Stocks (Cost $2,146,801,763)	$2,614,244,253

Principal Amount USD ($)
	Asset Backed Securities — 1.3% of Net Assets
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 1,996,844
4,642,645	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	4,738,934
4,250,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	4,410,967
2,500,000	Avid Automobile Receivables Trust, Series 2023-1, Class C, 7.35%, 12/15/27 (144A)	2,508,420
500,873(c)	Blackbird Capital Aircraft Lease Securitization, Ltd., Series 2016-1A, Class B, 5.682%, 12/16/41 (144A)	500,142
1,454,586(a)	CAL Receivables LLC, Series 2022-1, Class B, 8.69% (SOFR30A + 435 bps), 10/15/26 (144A)	1,452,154
4,350,000(d)	CFMT LLC, Series 2023-HB12, Class M2, 4.25%, 4/25/33 (144A)	4,239,974
1,600,000(d)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	1,535,337
9,330,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	9,654,674
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/257

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,198,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class F, 7.00%, 6/20/35 (144A)	$ 3,804,591
1,135,432	JP Morgan Chase Bank NA - CACLN, Series 2021-2, Class G, 8.482%, 12/26/28 (144A)	1,137,910
2,000,000	LL ABS Trust, Series 2022-1A, Class D, 7.83%, 11/15/29 (144A)	2,008,842
2,000,000	Merchants Fleet Funding LLC, Series 2023-1A, Class E, 10.80%, 5/20/36 (144A)	2,037,235
10,220,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	10,343,689
1,664,000	Octane Receivables Trust 2022-1, Series 2022-1A, Class E, 7.33%, 12/20/29 (144A)	1,690,549
1,349,824	PEAR LLC, Series 2023-1, Class C, 10.00%, 7/15/35 (144A)	1,326,535
1,800,000(d)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	108,000
500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	507,300
1,200,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	1,226,011
2,742,169	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	2,743,530
4,500,000	SCF Equipment Leasing LLC, Series 2022-1A, Class F, 6.00%, 7/20/32 (144A)	4,413,659
1,338,000	SCF Equipment Leasing LLC, Series 2022-2A, Class E, 6.50%, 6/20/35 (144A)	1,339,315
2,500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	2,511,639
5,000,000	Tricolor Auto Securitization Trust, Series 2023-1A, Class E, 13.45%, 6/15/28 (144A)	5,313,384
1,951,260	Westgate Resorts LLC, Series 2023-1A, Class D, 10.14%, 12/20/37 (144A)	1,995,218
	Total Asset Backed Securities (Cost $72,103,021)	$73,544,853

The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—2.2% of Net Assets
2,400,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class B1, 9.85% (SOFR30A + 550 bps), 1/26/32 (144A)	$ 2,476,715
4,020,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.714% (SOFR30A + 336 bps), 1/25/40 (144A)	4,118,008
8,501,543(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.464% (SOFR30A + 311 bps), 1/25/40 (144A)	8,676,930
4,610,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.35% (SOFR30A + 600 bps), 10/25/41 (144A)	4,811,056
3,688,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 10.55% (SOFR30A + 620 bps), 11/25/41 (144A)	3,857,931
5,895,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.85% (SOFR30A + 550 bps), 12/25/41 (144A)	6,144,668
5,360,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.35% (SOFR30A + 600 bps), 12/25/41 (144A)	5,622,962
6,000,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.35% (SOFR30A + 700 bps), 4/25/42 (144A)	6,493,140
2,675,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.00% (SOFR30A + 565 bps), 12/25/50 (144A)	3,046,832
1,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.75% (SOFR30A + 740 bps), 11/25/50 (144A)	2,277,845
2,765,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.10% (SOFR30A + 475 bps), 1/25/51 (144A)	3,072,552
795,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA2, Class B2, 10.35% (SOFR30A + 600 bps), 8/25/33 (144A)	968,439
2,170,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA3, Class B2, 10.60% (SOFR30A + 625 bps), 10/25/33 (144A)	2,681,213
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/259

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
3,530,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.85% (SOFR30A + 550 bps), 1/25/34 (144A)	$ 4,174,889
3,480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.15% (SOFR30A + 780 bps), 11/25/41 (144A)	3,720,329
5,405,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.35% (SOFR30A + 500 bps), 8/25/33 (144A)	6,213,744
1,310,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.80% (SOFR30A + 545 bps), 12/25/33 (144A)	1,530,745
1,970,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.60% (SOFR30A + 625 bps), 9/25/41 (144A)	2,053,236
3,450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class B2, 11.45% (SOFR30A + 710 bps), 1/25/42 (144A)	3,672,914
2,650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 12.85% (SOFR30A + 850 bps), 2/25/42 (144A)	2,890,169
6,608,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.614% (SOFR30A + 826 bps), 7/25/49 (144A)	7,528,155
3,150,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.714% (SOFR30A + 636 bps), 10/25/49 (144A)	3,532,399
8,395,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.22% (SOFR30A + 491 bps), 9/25/47 (144A)	9,103,190
3,020,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.464% (SOFR30A + 511 bps), 11/25/47 (144A)	3,295,497
12,452	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	5,218
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
176,418	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	$ 2
1,237,766(a)	Home Re, Ltd., Series 2023-1, Class M1B, 8.95% (SOFR30A + 460 bps), 10/25/33 (144A)	1,270,493
5,750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class CE, 13.214% (SOFR30A + 886 bps), 10/25/49 (144A)	5,879,474
1,773,011(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.714% (SOFR30A + 336 bps), 10/25/49 (144A)	1,799,596
2,301,232(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.214% (SOFR30A + 386 bps), 3/25/50 (144A)	2,360,139
5,880,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.964% (SOFR30A + 1,061 bps), 2/25/47 (144A)	7,298,797
4,988,569(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.75% (SOFR30A + 340 bps), 11/25/33 (144A)	5,040,251
	Total Collateralized Mortgage Obligations (Cost $116,742,965)	$125,617,528

	Commercial Mortgage-Backed Securities—1.0% of Net Assets
9,600,000(a)	AG Trust, Series 2024-NLP, Class B, 7.106% (1 Month Term SOFR + 276 bps), 7/15/41 (144A)	$ 9,624,147
5,000,000(d)	BBCMS Mortgage Trust, Series 2024-5C27, Class AS, 6.41%, 7/15/57	5,214,469
5,000,000	BBCMS Mortgage Trust, Series 2024-C28, Class A5, 5.403%, 9/15/57	5,122,092
4,311,000(d)	Benchmark Mortgage Trust, Series 2024-V8, Class AM, 6.628%, 7/15/57	4,540,466
1,985,082(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 5.84% (SOFR30A + 150 bps), 2/15/37 (144A)	1,980,941
8,145,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.701% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,134,819
4,030,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.599% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	4,014,888
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2511

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
899,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.10% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 993,481
2,754,672(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M1, 6.65% (SOFR30A + 230 bps), 11/25/51 (144A)	2,760,815
6,310,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	6,422,203
6,440,000	SLG Office Trust, Series 2021-OVA, Class D, 2.851%, 7/15/41 (144A)	5,470,332
3,225,367(d)	THPT Mortgage Trust, Series 2023-THL, Class A, 6.994%, 12/10/34 (144A)	3,272,328
	Total Commercial Mortgage-Backed Securities (Cost $56,877,094)	$57,550,981

	Convertible Corporate Bonds — 0.5% of Net Assets
	REITS — 0.5%
4,895,000	PennyMac Corp., 5.50%, 3/15/26	$ 4,814,232
24,685,100	Redwood Trust, Inc., 7.75%, 6/15/27	24,621,704
	Total REITS	$29,435,936

	Total Convertible Corporate Bonds (Cost $28,076,382)	$29,435,936

	Corporate Bonds — 2.9% of Net Assets
	Advertising — 0.0%†
1,860,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,694,499
570,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	538,248
	Total Advertising	$2,232,747

	Aerospace & Defense — 0.0%†
309,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	$ 310,602
	Total Aerospace & Defense	$310,602

	Airlines — 0.0%†
243,614	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 255,438
	Total Airlines	$255,438

The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Banks — 2.5%
EUR4,700,000(d)(e)	ABN AMRO Bank NV, 4.375% (5 Year EUR Swap + 467 bps)	$ 5,372,726
EUR5,300,000(d)(e)	ABN AMRO Bank NV, 4.75% (5 Year EUR Swap + 390 bps)	6,072,953
2,600,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	2,325,669
10,000,000(d)(e)	Barclays Plc, 6.125% (5 Year CMT Index + 587 bps)	10,012,495
2,500,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	2,181,608
4,917,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	5,613,967
10,000,000(d)(e)	Lloyds Banking Group Plc, 6.75% (5 Year CMT Index + 315 bps)	9,937,698
5,857,000(d)(e)	Lloyds Banking Group Plc, 7.50% (5 Year USD Swap Rate + 450 bps)	5,875,895
8,125,000(d)(e)	NatWest Group Plc, 8.00% (5 Year USD Swap Rate + 572 bps)	8,128,689
6,220,000(d)	Societe Generale S.A., 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	6,445,104
9,300,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	8,464,684
31,703,000(d)(e)	UBS Group AG, 3.875% (5 Year CMT Index + 310 bps) (144A)	31,173,272
29,708,000(d)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	29,143,206
7,425,000(d)(e)	UBS Group AG, 5.125% (5 Year CMT Index + 486 bps)	7,400,126
	Total Banks	$138,148,092

	Diversified Financial Services — 0.1%
3,000,000(d)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	$ 3,022,998
4,675,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	4,827,581
	Total Diversified Financial Services	$7,850,579

	Multi-National — 0.2%
TRY197,470,000	European Bank for Reconstruction & Development, 28.00%, 9/27/27	$ 4,373,257
BRL26,000,000	International Finance Corp., 10.75%, 2/15/28	4,465,255
	Total Multi-National	$8,838,512

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2513

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Pipelines — 0.1%
3,328,000	Oneok, Inc., 5.60%, 4/1/44	$ 3,044,892
	Total Pipelines	$3,044,892

	Transportation — 0.0%†
2,065,000	Danaos Corp., 8.50%, 3/1/28 (144A)	$ 2,105,569
	Total Transportation	$2,105,569

	Total Corporate Bonds (Cost $147,118,946)	$162,786,431

	Insurance-Linked Securities — 1.9% of Net Assets#
	Event Linked Bonds — 1.2%
	Earthquakes – California — 0.0%†
500,000(a)	Sutter Re, 11.08%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 512,300
250,000(a)	Torrey Pines Re, 10.33%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	260,000
250,000(a)	Torrey Pines Re, 11.58%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	259,225
		$1,031,525

	Earthquakes – U.S. — 0.0%†
500,000(a)	Acorn Re, 7.43%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 500,450
500,000(a)	Acorn Re, 7.43%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	501,450
1,000,000(a)	Ursa Re, 9.83%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,009,500
		$2,011,400

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 18.69%, (3 Month U.S. Treasury Bill + 1,436 bps), 3/12/27 (144A)	$ 1,551,450
1,000,000(a)	FloodSmart Re, 21.48%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	1,037,000
		$2,588,450

	Health – U.S. — 0.1%
1,750,000(a)	Vitality Re XIII, 6.33%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 1,752,275
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Health – U.S. — (continued)
3,250,000(a)	Vitality Re XIV, 7.83%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	$ 3,322,800
600,000(a)	Vitality Re XIV, 8.83%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	618,480
		$5,693,555

	Multiperil – Florida — 0.0%†
650,000(a)	Sanders Re, 12.47%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 663,585
	Multiperil – U.S. — 0.5%
500,000(a)	Aquila Re, 9.58%, (3 Month U.S. Treasury Bill + 539 bps), 6/7/27 (144A)	$ 506,650
250,000(a)	Bonanza Re, 7.88%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	245,450
1,000,000(a)	Bonanza Re, 9.63%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	994,600
250,000(a)	Four Lakes Re, 9.83%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	249,375
250,000(a)	Four Lakes Re, 10.13%, (3 Month U.S. Treasury Bill + 580 bps), 1/7/27 (144A)	252,200
250,000(a)	Four Lakes Re, 11.14%, (3 Month U.S. Treasury Bill + 681 bps), 1/7/26 (144A)	250,150
250,000(a)	Four Lakes Re, 12.58%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	248,300
250,000(a)	Four Lakes Re, 13.25%, (3 Month U.S. Treasury Bill + 892 bps), 1/7/27 (144A)	251,550
1,000,000(a)	Fuchsia 2024-1 , 9.47%, (3 Month U.S. Treasury Bill + 514 bps), 4/6/28 (144A)	1,010,300
500,000(a)	Herbie Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	503,850
2,000,000(a)	High Point Re, 9.94%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,026,400
750,000(a)	Merna Re II, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	771,525
1,300,000(a)	Merna Re II, 12.08%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,323,010
1,500,000(a)	Merna Re II, 12.83%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	1,504,500
250,000(a)	Mystic Re, 8.33%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	248,575
1,750,000(a)	Mystic Re, 16.33%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	1,829,625
1,000,000(a)	Residential Re, 9.71%, (3 Month U.S. Treasury Bill + 538 bps), 12/6/28 (144A)	1,023,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2515

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Residential Re, 10.11%, (3 Month U.S. Treasury Bill + 578 bps), 12/6/25 (144A)	$ 485,700
750,000(a)	Residential Re, 10.30%, (3 Month U.S. Treasury Bill + 597 bps), 12/6/27 (144A)	782,850
1,000,000(a)	Residential Re, 11.27%, (3 Month U.S. Treasury Bill + 694 bps), 12/6/28 (144A)	1,010,100
500,000(a)	Residential Re, 11.92%, (3 Month U.S. Treasury Bill + 759 bps), 12/6/26 (144A)	517,800
1,250,000(a)	Residential Re, 13.03%, (1 Month U.S. Treasury Bill + 870 bps), 12/6/27 (144A)	1,295,625
750,000(a)	Residential Re, 16.53%, (3 Month U.S. Treasury Bill + 1,220 bps), 12/6/25 (144A)	697,500
2,500,000(a)	Sanders Re, 8.16%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	2,472,250
2,500,000(a)	Sanders Re, 9.41%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	2,511,500
750,000(a)	Sanders Re, 10.08%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	776,700
800,000(a)	Sanders Re III, 7.747%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	787,360
1,600,000(a)	Sanders Re III, 9.877%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	1,628,160
250,000(a)	Solomon Re, 9.85%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	254,875
250,000(a)	Topanga Re, 4.77%, (3 Month U.S. Treasury Bill + 477 bps), 1/8/26 (144A)	239,700
		$26,699,180

	Multiperil – U.S. & Canada — 0.1%
750,000(a)	Atlas Re, 16.567%, (SOFR + 1,222 bps), 6/8/27 (144A)	$ 822,825
500,000(a)	Easton Re, 11.83%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	509,300
250,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	251,850
1,250,000(a)	Galileo Re, 11.327%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	1,298,625
250,000(a)	Kilimanjaro II Re, 10.587%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	260,625
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
750,000(a)	Kilimanjaro II Re, 11.58%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	$ 791,025
250,000(a)	Kilimanjaro III Re, 16.69%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	251,000
1,000,000(a)	Mona Lisa Re, 16.83%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	1,017,000
		$5,202,250

	Multiperil – U.S. Regional — 0.0%†
500,000(a)	Aquila Re, 11.59%, (3 Month U.S. Treasury Bill + 726 bps), 6/8/26 (144A)	$ 509,150
250,000(a)	Aquila Re, 13.16%, (3 Month U.S. Treasury Bill + 883 bps), 6/8/26 (144A)	256,025
1,300,000(a)	Locke Tavern Re, 9.109%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,322,100
		$2,087,275

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 11.918%, (SOFR + 757 bps), 6/5/26 (144A)	$ 1,278,125
750,000(a)	Cat Re 2001, 17.37%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	783,525
1,000,000(a)	Kendall Re, 10.58%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	1,050,000
500,000(a)	Silk Road Re, 10.327%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	500,000
		$3,611,650

	Windstorm – Florida — 0.1%
1,000,000(a)	First Coast Re, 9.94%, (3 Month U.S. Treasury Bill + 994 bps), 4/7/26 (144A)	$ 1,007,300
250,000(a)	Marlon Re, 11.33%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	261,200
750,000(a)	Merna Re II, 13.08%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	766,800
250,000(a)	Palm Re, 13.83%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	255,150
500,000(a)	Purple Re, 13.33%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	508,800
		$2,799,250

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2517

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Windstorm – Massachusetts — 0.0%†
1,000,000(a)	Mayflower Re, 8.83%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 1,018,400
	Windstorm – Mexico — 0.0%†
250,000(a)	International Bank for Reconstruction & Development, 16.548%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 262,750
250,000(a)	International Bank for Reconstruction & Development, 18.048%, (SOFR + 1,372 bps), 4/24/28 (144A)	255,625
		$518,375

	Windstorm – North Carolina — 0.0%†
750,000(a)	Blue Ridge Re, 9.58%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 767,775
1,250,000(a)	Blue Ridge Re, 12.12%, (3 Month U.S. Treasury Bill + 799 bps), 1/8/27 (144A)	1,282,375
		$2,050,150

	Windstorm – Texas — 0.1%
500,000(a)	Alamo Re, 10.87%, (1 Month U.S. Treasury Bill + 654 bps), 6/7/27 (144A)	$ 518,800
250,000(a)	Alamo Re, 12.764%, (1 Month U.S. Treasury Bill + 843 bps), 6/7/27 (144A)	260,475
1,500,000(a)	Alamo Re, 13.41%, (1 Month U.S. Treasury Bill + 908 bps), 6/7/26 (144A)	1,538,250
		$2,317,525

	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 12.78%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 249,375
1,750,000(a)	Cape Lookout Re, 11.532%, (1 Month U.S. Treasury Bill + 720 bps), 4/28/26 (144A)	1,793,925
600,000(a)	Gateway Re, 18.27%, (1 Month U.S. Treasury Bill + 1,394 bps), 2/24/26 (144A)	618,720
1,600,000(a)	Merna Re II, 14.58%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	1,647,840
1,500,000(a)	Queen Street Re, 11.838%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	1,503,000
		$5,812,860

	Windstorm – U.S. Multistate — 0.0%†
250,000(a)	Gateway Re, 10.237%, (1 Month U.S. Treasury Bill + 590 bps), 7/8/27 (144A)	$ 252,650
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
Windstorm – U.S. Regional — 0.0%†
1,000,000(a)	Citrus Re, 10.92%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 1,020,300
Winterstorm – Florida — 0.0%†
2,000,000(a)	Lightning Re, 15.33%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	$ 2,041,800
	Total Event Linked Bonds	$67,420,180

Face Amount USD ($)
	Collateralized Reinsurance — 0.2%
	Earthquakes – California — 0.0%†
1,250,000(b)(f)+	Adare Re 2025, 9/30/30	$ 1,258,946
	Multiperil – U.S. — 0.1%
5,272,146(b)(f)+	PI0047 2024-1, 12/31/29	$ 5,715,061
	Multiperil – Worldwide — 0.1%
4,000,000(b)(f)+	Gamboge Re, 3/31/30	$ 2,005,052
1,000,000(b)(f)+	Merion Re 2025-1, 12/31/30	932,748
250,000(b)(f)+	Old Head Re 2025, 12/31/30	219,981
500,000(b)(f)+	Pine Valley Re 2025, 12/31/29	471,430
300,000(b)(f)+	Walton Health Re 2019, 6/30/26	413
		$3,629,624

	Total Collateralized Reinsurance	$10,603,631

	Reinsurance Sidecars — 0.5%
	Multiperil – U.S. — 0.0%†
2,500,000(b)(f)+	Carnoustie Re 2025, 12/31/30	$ 2,296,929
1,500,000(b)(g)+	Harambee Re 2019, 12/31/25	—
		$2,296,929

	Multiperil – Worldwide — 0.5%
1,000,000(b)(g)+	Alturas Re 2021-3, 7/31/26	$ 44,900
24,956(g)+	Alturas Re 2022-2, 12/31/27	1,218
2,000,000(b)(f)+	Banbury-PI0050 Re 2024, 3/31/30	2,096,508
4,000,000(b)(f)+	Bantry Re 2025, 12/31/30	3,818,800
2,000,000(b)(f)+	Berwick Re 2025, 12/31/30	1,924,842
1,000,000(b)(f)+	Clearwater Re 2025, 12/31/30	1,018,791
500,000(b)(f)+	Gleneagles Re 2021, 12/31/25	50
3,000,000(b)(f)+	Gullane Re 2025, 12/31/30	2,410,729
3,000,000(b)(f)+	Pangaea Re 2024-3, 7/1/28	3,258,858
2,500,000(b)(f)+	Pangaea Re 2025-1, 12/31/30	2,250,470
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2519

Schedule of Investments  |  7/31/25 (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
3,871(b)(f)+	Sector Re V, 12/1/28 (144A)	$ 81,261
3,500,000(b)(f)+	Sector Re V, 12/1/29 (144A)	3,829,566
3,000,000(b)(f)+	Sector Re V, 12/1/29 (144A)	3,282,486
1,000,000(b)(g)+	Thopas Re 2020, 12/31/25	—
1,500,000(g)+	Thopas Re 2021, 12/31/25	14,850
2,500,000(g)+	Thopas Re 2023, 12/31/28	24,750
2,500,000(g)+	Thopas Re 2024, 12/31/29	19,000
2,500,000(b)(f)+	Thopas Re 2025, 12/31/30	2,443,500
1,500,000(g)+	Torricelli Re 2021, 7/31/26	2,400
2,500,000(g)+	Torricelli Re 2023, 6/30/29	26,000
3,000,000(f)+	Torricelli Re 2024, 6/30/30	184,230
1,500,000(b)(g)+	Viribus Re 2019, 12/31/25	—
1,000,000(b)(g)+	Viribus Re 2020, 12/31/25	31,100
2,000,000(g)+	Viribus Re 2023, 12/31/28	45,400
333,333(g)+	Viribus Re 2024, 12/31/29	69,000
		$26,878,709

	Total Reinsurance Sidecars	$29,175,638

	Total Insurance-Linked Securities (Cost $102,550,524)	$107,199,449

Principal Amount USD ($)
	Foreign Government Bonds — 1.2% of Net Assets
	Brazil — 0.5%
BRL186,200,000(h)	Brazil Letras do Tesouro Nacional, 0.000%, 4/1/27	$ 26,721,124
	Total Brazil	$26,721,124

	Hungary — 0.0%†
HUF1,441,490,000	Hungary Government Bond, 4.500%, 5/27/32	$ 3,597,275
	Total Hungary	$3,597,275

	Indonesia — 0.2%
IDR161,493,000,000	Indonesia Treasury Bond, 6.875%, 4/15/29	$ 10,042,826
	Total Indonesia	$10,042,826

The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Philippines — 0.2%
PHP576,400,000	Philippine Government Bond, 6.750%, 9/15/32	$ 10,261,379
	Total Philippines	$10,261,379

	Russia — 0.0%
RUB61,885,000(i)+#	Russian Federal Bond - OFZ, 7.700%, 3/23/33	$ —
RUB59,074,000(i)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	—
	Total Russia	$—

	Trinidad — 0.0%†
2,113,000	Trinidad & Tobago Government International Bond, 4.500%, 8/4/26 (144A)	$ 2,081,432
	Total Trinidad	$2,081,432

	Turkey — 0.3%
TRY176,759,679	Turkiye Government Bond, 12.400%, 3/8/28	$ 2,749,696
TRY521,808,900	Turkiye Government Bond, 36.000%, 8/12/26	12,651,095
	Total Turkey	$15,400,791

	Total Foreign Government Bonds (Cost $73,142,825)	$68,104,827

Shares
	Closed-End Fund — 0.2% of Net Assets
721,794	Aberdeen Asia-Pacific Income Fund, Inc.	$ 11,628,101
	Total Closed-End Fund (Cost $11,130,726)	$11,628,101

Principal Amount USD ($)
	Equity Linked Notes — 18.7% of Net Assets
	Aerospace & Defense — 0.2%
EUR118,900	BNP Paribas (Hensoldt AG), 21.08%, 3/30/26 (144A)	$ 10,567,434
	Total Aerospace & Defense	$10,567,434

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2521

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Apparel Retail — 0.1%
27,600	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 6,422,796
	Total Apparel Retail	$6,422,796

	Banks — 1.2%
25,300	Royal Bank of Canada (Advanced Micro De), 17.32%, 8/5/25 (144A)	$ 3,933,391
485,100	Royal Bank of Canada (Barrick Gold Corp.), 11.76%, 3/4/26 (144A)	9,566,172
602,700	Royal Bank of Canada (Barrick Gold Corp.), 11.95%, 8/6/25 (144A)	11,834,014
227,900	Royal Bank of Canada (Citizens Financial Group, Inc.), 11.55%, 12/23/25 (144A)	10,805,879
230,700	Royal Bank of Canada (Newmont Corp.), 12.16%, 8/6/25 (144A)	11,848,752
221,900	Royal Bank of Canada (Uber Technologies, Inc.), 12.77%, 2/24/26 (144A)	18,426,576
	Total Banks	$66,414,784

	Basic materials — 1.2%
1,014,500	Bank Of America (Barrick Mining Corp.), 12.00%, 6/24/26	$ 20,766,815
384,000	Bank Of America (Newmont Corp.), 12.84%, 6/24/26	22,352,640
2,841,300(h)	JP Morgan Structured Products (BV B2Gold Corp.), 6/24/26	9,784,301
389,500	Wells Fargo Bank NA (Teck Resources Ltd.), 12.41%, 7/13/26	14,076,530
	Total Basic materials	$66,980,286

	Beverages — 0.7%
242,400	Canadian Imperial Bank of Commerce (Celsius Holdings, Inc.), 25.83%, 10/28/25	$ 8,569,616
368,200	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 21.83%, 10/9/25 (144A)	13,940,052
258,400	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	9,810,156
300,300	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	9,825,786
	Total Beverages	$42,145,610

The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Beverages - Non-Alcoholic — 0.2%
338,200	Mizuho Markets (Celsius Holdings, Inc.), 27.00%, 3/12/26	$ 11,089,409
	Total Beverages - Non-Alcoholic	$11,089,409

	Biotechnology — 0.3%
84,000	Bank Of America (Biontech SE), 11.81%, 8/29/25	$ 8,081,640
12,000	Citigroup Global Markets Holdings, Inc. (Regeneron Pharmaceuticals, Inc.), 11.50%, 1/27/26 (144A)	6,917,100
	Total Biotechnology	$14,998,740

	Building Materials — 0.2%
89,300	Goldman Sachs (CRH Plc), 10.60%, 3/18/26	$ 8,738,452
	Total Building Materials	$8,738,452

	Chemicals — 0.2%
172,200	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 9,117,172
	Total Chemicals	$9,117,172

	Consumer Discretionary — 0.1%
117,300(h)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 4,199,320
	Consumer Discretionary	$4,199,320

	Credit Services — 0.5%
190,000	Royal Bank Of Canada (PayPal Holdings, Inc.), 11.93%, 3/12/26 (144A)	$ 13,314,250
182,100	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	13,032,897
	Total Credit Services	$26,347,147

	Diversified Telecommunication Services — 0.2%
242,600	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	$ 8,405,847
	Total Diversified Telecommunication Services	$8,405,847

	Electrical Equipment & Parts — 0.2%
105,900	Wells Fargo Bank NA (Vertiv Holdings Co.), 18.88%, 3/26/26	$ 11,356,580
	Total Electrical Equipment & Parts	$11,356,580

	Financial Services — 0.6%
146,100(h)	JP Morgan Structured Products (Paypal Holdings, Inc.), 6/25/26	$ 10,453,879
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2523

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Financial Services — (continued)
138,400	Mizuho Markets Cayman LP (Paypal Holdings, Inc.), 12.00%, 5/14/26	$ 9,549,600
54,500(h)	Toronto-Dominion Bank ( Abercrombie & Fitch Co.), 1/20/26	5,961,210
30,800	Wells Fargo (Coinbase Global, Inc.), 18.37%, 6/25/26	9,243,696
	Total Financial Services	$35,208,385

	Footwear & Accessories — 0.6%
209,900	Mizuho Markets Cayman LP (Crocs, Inc.), 15.34%, 7/10/26	$ 21,687,288
158,800(j)	Mizuho Markets Cayman LP (Paypal Holdings, Inc.), 10.00%, 8/7/26	11,015,876
	Total Footwear & Accessories	$32,703,164

	Furnishings, Fixtures & Appliances — 0.5%
154,800	Bank Of America ( Whirlpool Corp.), 16.49%, 4/10/26	$ 13,245,462
78,300(h)	JP Morgan Structured Products BV (SharkNinja, Inc.), 2/27/26	8,732,948
99,200	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	8,536,160
	Total Furnishings, Fixtures & Appliances	$30,514,570

	Gold — 0.3%
471,800	Mizuho Markets (Barrick Mining Corporation), 3/4/26	$ 9,372,543
3,026,300	Wells Fargo Bank NA (B2Gold Corporation), 18.36%, 5/6/26	10,290,721
	Total Gold	$19,663,264

	Healthcare-Products — 0.1%
146,100	Bank of America NA (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 7,690,704
	Total Healthcare-Products	$7,690,704

	Healthcare-Services — 0.7%
44,200	Citigroup Global Markets Holdings, Inc. (The Cigna Group), 11.98%, 12/31/25 (144A)	$ 11,982,620
96,000	BNP Paribas Issuance BV (Biontech SE), 17.02%, 6/18/26 (144A)	10,847,040
57,900	HSBC Bank Plc (Humana, Inc.), 13.62%, 8/10/26	14,471,526
	Total Healthcare-Services	$37,301,186

The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Household & Personal Products — 0.5%
317,000(h)	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 12/3/25	$ 22,443,169
208,600	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.63%, 5/8/26	8,223,089
	Total Household & Personal Products	$30,666,258

	Industrial Conglomerates — 0.2%
1,247,200	Bank Of America (Thyssen Krupp Ag), 19.45%, 6/29/26	$ 13,731,173
	Total Industrial Conglomerates	$13,731,173

	Internet — 0.5%
123,400(h)	HSBC Bank PLC (Amazon.Com, Inc.), 7/28/26	$ 28,220,346
	Total Internet	$28,220,346

	Internet & Direct Marketing Retail — 0.3%
91,300	Mizuho Markets Cayman LP (Alibaba Group Holding Limited ), 12.28%, 11/26/25	$ 8,841,857
127,100	Toronto-Dominion Bank (eBay Inc.), 9.86%, 12/5/25	9,100,233
	Total Internet & Direct Marketing Retail	$17,942,090

	Internet Content & Information — 0.2%
57,500	Citigroup (Alphabet Inc.), 10.95%, 4/21/26 (144A)	$ 9,685,013
	Total Internet Content & Information	$9,685,013

	Leisure Products — 0.3%
137,200	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	$ 14,271,544
	Total Leisure Products	$14,271,544

	Marine Shipping — 0.1%
907,600	Royal Bank Of Canada (Golden Ocean Group Limited), 17.41%, 3/12/26 (144A)	$ 8,386,224
	Total Marine Shipping	$8,386,224

	Metals & Mining — 0.4%
113,400	BNP Paribas (Teck Resources Ltd), 12.03%, 10/9/25 (144A)	$ 3,806,838
237,800	Merrill Lynch BV (Barrick Gold Corp.), 11.70%, 11/21/25	4,399,300
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2525

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Metals & Mining — (continued)
354,500	Mizuho Markets Cayman LP (Barrick Gold Corporation), 11.58%, 12/1/25	$ 6,687,643
143,600	Mizuho Markets Cayman LP (Newmont Corp.), 12.60%, 12/1/25	6,681,708
	Total Metals & Mining	$21,575,489

	Oil, Gas & Consumable Fuels — 1.3%
350,700	Citigroup Global Markets Holdings, Inc./United States (HF Sinclair Corp.), 15.37%, 6/8/26 (144A)	$ 13,884,213
531,500(h)	HSBC Bank Plc (Range Resources Corporation), 5/8/26	19,147,287
382,300(h)	JP Morgan Structured Products BV (Range Resources Corp.), 10/9/25	12,780,289
757,000	Royal Bank of Canada (Range Resources), 12.027%, 10/14/25 (144A)	26,536,635
	Total Oil, Gas & Consumable Fuels	$72,348,424

	Personal Care Products — 0.2%
112,000	Bank of America NA (The Estee Lauder Companies, Inc.), 16.64%, 11/12/25	$ 8,579,200
	Total Personal Care Products	$8,579,200

	Rental & Leasing Services — 0.3%
25,500(h)	JP Morgan Structured Products BV (United Rentals), 4/16/26	$ 15,616,593
	Total Rental & Leasing Services	$15,616,593

	Semiconductors & Semiconductor Equipment — 4.7%
92,500	Bank Of America (Advanced Micro Devices), 16.06%, 5/19/26	$ 10,452,944
33,300	Bank of America NA (Axcelis Technologies, Inc.), 16.55%, 8/26/25	2,320,511
145,300	Bank of America NA (Micron Technology, Inc.), 16.44%, 12/31/25	13,806,406
75,800	Citigroup Global Markets Holdings, Inc. (Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	5,420,079
196,700	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.09%, 3/11/26 (144A)	12,127,538
85,900	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	10,305,414
91,400(h)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	5,207,515
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
116,100(h)	JP Morgan (Advanced Micro Devices, Inc.), 2/24/26	$ 14,412,073
117,000(h)	JP Morgan (Advanced Micro Devices, Inc.), 3/3/26	14,575,275
215,300(h)	JP Morgan (NVIDIA Corporation), 4/13/26	26,318,539
162,600(h)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	11,543,787
149,900	Mizuho Markets (Advanced Micro Devices, Inc.), 5/6/26	15,689,283
160,100	Mizuho Markets (Axcelis Technologies, Inc.), 3/12/26	9,582,705
65,900	Mizuho Markets Cayman LP (Advanced Micro Devices, Inc.), 16.37%, 12/26/25	9,126,491
119,400	Mizuho Markets Cayman LP (On Semiconductor Corp.), 16.02%, 10/30/25	6,873,142
66,400	Mizuho Markets Cayman LP (Qualcomm, Inc.), 14.55%, 8/15/25	9,857,213
74,500	Royal Bank of Canada (Advanced Micro DE), 16.31%, 11/7/25 (144A)	12,420,640
75,700	Royal Bank of Canada (Axcelis Technologies, Inc.), 16.92%, 10/6/25 (144A)	5,359,560
54,100	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	3,193,794
448,800	Wells Fargo Bank NA (Advanced Micro Devices, Inc.), 15.48%, 6/24/26	57,869,170
68,400	Wells Fargo Bank NA (Qualcomm Incorporated), 11.80%, 7/10/26	10,556,172
	Total Semiconductors & Semiconductor Equipment	$267,018,251

	Software — 0.7%
54,800(h)	HSBC Bank Plc (Uber Technologies, Inc.), 11/26/25	$ 4,337,694
129,200(h)	HSBC Bank Plc (Zoom Video Communications,Inc.), 8/21/25	7,873,448
16,000	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	6,178,880
343,400	Wells Fargo Bank NA (Uber Technologies, Inc.), 14.22%, 12/31/25	22,746,823
	Total Software	$41,136,845

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2527

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Software - Infrastructure — 0.4%
155,600(h)	JP Morgan Structured Products BV (Oracle Corp.), 3/23/26	$ 25,193,366
	Total Software - Infrastructure	$25,193,366

	Speciality Industrial Machinery — 0.2%
72,400	Citigroup Global Markets Holdings, Inc./United States (Generac Holdings, Inc.), 12.20%, 7/30/26 (144A)	$ 12,007,178
	Total Speciality Industrial Machinery	$12,007,178

	Transportation — 0.1%
56,300	Royal Bank of Canada (Expedia Group, Inc.), 13.085%, 8/19/25 (144A)	$ 7,956,351
	Transportation	$7,956,351

	Travel Services — 0.2%
75,500	Mizuho Markets (Airbnb, Inc.), 14.10%, 5/8/26	$ 9,803,411
	Total Travel Services	$9,803,411

	Total Equity Linked Notes (Cost $1,029,066,925)	$1,054,002,606

	U.S. Government and Agency Obligations — 20.2% of Net Assets
3,036,982	Federal Home Loan Mortgage Corp., 2.500%, 2/1/51	$ 2,549,742
3,617,376	Federal Home Loan Mortgage Corp., 2.500%, 7/1/51	3,019,691
1,472,044	Federal Home Loan Mortgage Corp., 2.500%, 11/1/51	1,228,990
443,351	Federal Home Loan Mortgage Corp., 2.500%, 2/1/52	371,099
528,807	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	462,606
1,605,305	Federal Home Loan Mortgage Corp., 3.000%, 8/1/50	1,411,351
1,978,121	Federal Home Loan Mortgage Corp., 3.000%, 8/1/52	1,728,775
7,782,930	Federal Home Loan Mortgage Corp., 4.500%, 10/1/53	7,481,244
6,840,941	Federal Home Loan Mortgage Corp., 5.000%, 5/1/53	6,704,932
5,714,286	Federal Home Loan Mortgage Corp., 5.500%, 8/1/52	5,713,862
1,132,755	Federal Home Loan Mortgage Corp., 5.500%, 11/1/52	1,128,530
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
7,620,711	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	$ 7,632,517
1,788,594	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,781,655
15,796,595	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	15,830,424
18,660,802	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	18,597,405
4,392,015	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	4,378,003
5,916,216	Federal Home Loan Mortgage Corp., 5.500%, 6/1/53	5,916,021
16,238,138	Federal Home Loan Mortgage Corp., 5.500%, 7/1/53	16,162,889
12,206,031	Federal Home Loan Mortgage Corp., 5.500%, 9/1/53	12,252,723
21,127,539	Federal Home Loan Mortgage Corp., 5.500%, 10/1/53	21,199,463
8,589,446	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	8,569,523
4,351,763	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	4,364,966
3,167,679	Federal Home Loan Mortgage Corp., 5.500%, 2/1/54	3,159,121
7,647,931	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	7,628,131
5,139,679	Federal Home Loan Mortgage Corp., 5.500%, 4/1/54	5,123,987
2,057,535	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,052,931
1,752,079	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	1,747,210
2,701,976	Federal Home Loan Mortgage Corp., 5.500%, 5/1/54	2,700,482
3,805,620	Federal Home Loan Mortgage Corp., 5.500%, 6/1/54	3,795,045
2,760,221	Federal Home Loan Mortgage Corp., 5.500%, 7/1/54	2,751,983
2,251,022	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	2,244,304
19,605,005	Federal Home Loan Mortgage Corp., 5.500%, 8/1/54	19,531,823
4,112,871	Federal Home Loan Mortgage Corp., 5.500%, 9/1/54	4,100,595
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2529

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,011,147	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	$ 2,006,802
2,009,146	Federal Home Loan Mortgage Corp., 5.500%, 10/1/54	2,003,587
3,989,573	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	4,019,450
6,294,768	Federal Home Loan Mortgage Corp., 5.500%, 11/1/54	6,275,981
5,441,578	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,418,295
5,597,533	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	5,590,750
7,187,177	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	7,151,091
8,007,500	Federal Home Loan Mortgage Corp., 5.500%, 12/1/54	7,986,343
2,827,445	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	2,817,887
16,255,625	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	16,253,184
4,219,669	Federal Home Loan Mortgage Corp., 5.500%, 1/1/55	4,207,075
7,073,560	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	7,115,711
11,026,259	Federal Home Loan Mortgage Corp., 5.500%, 2/1/55	11,012,035
24,364,477	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	24,350,588
4,496,474	Federal Home Loan Mortgage Corp., 5.500%, 3/1/55	4,483,570
27,977,445	Federal Home Loan Mortgage Corp., 5.500%, 4/1/55	27,918,859
9,215,960	Federal Home Loan Mortgage Corp., 5.500%, 6/1/55	9,198,485
6,344,599	Federal Home Loan Mortgage Corp., 6.000%, 6/1/53	6,441,765
6,152,362	Federal Home Loan Mortgage Corp., 6.000%, 10/1/53	6,244,940
9,085,098	Federal Home Loan Mortgage Corp., 6.000%, 6/1/54	9,237,833
9,331,304	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	9,497,115
6,200,083	Federal Home Loan Mortgage Corp., 6.000%, 7/1/54	6,310,255
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,909,002	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	$ 19,194,827
8,746,613	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	8,868,824
12,166,460	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	12,336,454
13,024,137	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	13,206,115
9,712,517	Federal Home Loan Mortgage Corp., 6.000%, 10/1/54	9,903,604
4,542,836	Federal Home Loan Mortgage Corp., 6.000%, 12/1/54	4,630,106
3,949,272	Federal Home Loan Mortgage Corp., 6.000%, 1/1/55	4,014,377
5,308,223	Federal Home Loan Mortgage Corp., 6.000%, 3/1/55	5,385,040
2,044,635	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	2,132,860
1,102,644	Federal Home Loan Mortgage Corp., 6.500%, 9/1/53	1,153,067
6,446,411	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	6,674,269
6,065,920	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	6,339,337
6,039,341	Federal National Mortgage Association, 2.500%, 8/1/50	5,058,093
7,096,855	Federal National Mortgage Association, 2.500%, 5/1/51	5,945,818
14,547,696	Federal National Mortgage Association, 2.500%, 11/1/51	12,127,304
6,461,276	Federal National Mortgage Association, 2.500%, 11/1/51	5,408,840
290,220	Federal National Mortgage Association, 2.500%, 1/1/52	242,236
8,679,470	Federal National Mortgage Association, 2.500%, 2/1/52	7,251,925
302,026	Federal National Mortgage Association, 3.000%, 4/1/51	264,389
9,513,277	Federal National Mortgage Association, 3.000%, 11/1/51	8,277,236
10,503,473	Federal National Mortgage Association, 4.500%, 5/1/53	10,016,180
13,295,991	Federal National Mortgage Association, 5.000%, 4/1/53	13,043,900
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2531

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,142,303	Federal National Mortgage Association, 5.000%, 8/1/53	$ 11,011,678
5,366,777	Federal National Mortgage Association, 5.500%, 8/1/52	5,351,724
3,062,783	Federal National Mortgage Association, 5.500%, 3/1/53	3,060,157
774,383	Federal National Mortgage Association, 5.500%, 4/1/53	770,567
1,421,343	Federal National Mortgage Association, 5.500%, 7/1/53	1,418,153
18,534,795	Federal National Mortgage Association, 5.500%, 8/1/53	18,597,897
9,593,209	Federal National Mortgage Association, 5.500%, 8/1/53	9,582,963
7,825,866	Federal National Mortgage Association, 5.500%, 9/1/53	7,789,962
27,881,413	Federal National Mortgage Association, 5.500%, 9/1/53	27,769,534
30,965,922	Federal National Mortgage Association, 5.500%, 9/1/53	31,044,935
26,930,988	Federal National Mortgage Association, 5.500%, 10/1/53	26,820,759
1,856,784	Federal National Mortgage Association, 5.500%, 1/1/54	1,851,505
2,527,285	Federal National Mortgage Association, 5.500%, 2/1/54	2,521,524
12,384,061	Federal National Mortgage Association, 5.500%, 2/1/54	12,332,415
2,787,993	Federal National Mortgage Association, 5.500%, 2/1/54	2,778,634
3,404,963	Federal National Mortgage Association, 5.500%, 6/1/54	3,398,449
4,128,468	Federal National Mortgage Association, 5.500%, 7/1/54	4,123,734
1,881,676	Federal National Mortgage Association, 5.500%, 9/1/54	1,888,845
6,577,366	Federal National Mortgage Association, 5.500%, 10/1/54	6,548,409
3,796,171	Federal National Mortgage Association, 5.500%, 11/1/54	3,792,149
7,745,636	Federal National Mortgage Association, 5.500%, 11/1/54	7,711,535
893,202	Federal National Mortgage Association, 5.500%, 11/1/54	889,269
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,231,191	Federal National Mortgage Association, 5.500%, 12/1/54	$ 1,227,960
27,637,174	Federal National Mortgage Association, 5.500%, 1/1/55	27,619,134
16,667,791	Federal National Mortgage Association, 5.500%, 2/1/55	16,665,286
6,710,952	Federal National Mortgage Association, 5.500%, 3/1/55	6,681,147
4,165,729	Federal National Mortgage Association, 5.500%, 3/1/55	4,153,775
543,542	Federal National Mortgage Association, 5.500%, 3/1/55	542,391
7,471,536	Federal National Mortgage Association, 6.000%, 6/1/53	7,598,629
2,951,247	Federal National Mortgage Association, 6.000%, 10/1/53	3,005,165
9,112,095	Federal National Mortgage Association, 6.000%, 6/1/54	9,261,445
12,584,060	Federal National Mortgage Association, 6.000%, 7/1/54	12,776,827
11,975,363	Federal National Mortgage Association, 6.000%, 10/1/54	12,210,962
5,658,559	Federal National Mortgage Association, 6.000%, 10/1/54	5,746,099
7,864,735	Federal National Mortgage Association, 6.000%, 12/1/54	7,979,301
1,863,855	Federal National Mortgage Association, 6.000%, 1/1/55	1,895,428
75,348	Federal National Mortgage Association, 6.500%, 2/1/53	77,787
2,816,577	Federal National Mortgage Association, 6.500%, 7/1/53	2,939,886
3,385,405	Federal National Mortgage Association, 6.500%, 9/1/53	3,554,883
2,723,638	Federal National Mortgage Association, 6.500%, 9/1/53	2,865,601
5,984,796	Federal National Mortgage Association, 6.500%, 10/1/53	6,257,182
6,500,000	Federal National Mortgage Association, 6.500%, 8/15/55 (TBA)	6,704,180
111,722,800	U.S. Treasury Notes, 4.000%, 2/28/30	112,023,928
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2533

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
104,000,000	U.S. Treasury Notes, 4.000%, 7/31/30	$ 104,154,376
43,930,600	U.S. Treasury Notes, 4.250%, 3/15/27	44,093,624
	Total U.S. Government and Agency Obligations (Cost $1,136,384,853)	$1,141,428,218

Shares
	SHORT TERM INVESTMENTS — 3.2% of Net Assets
	Open-End Fund — 3.2%
178,880,881(k)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 178,880,881
		$178,880,881

	TOTAL SHORT TERM INVESTMENTS (Cost $178,880,881)	$178,880,881

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
	Exchange-Traded Put Option Purchased — 0.0%†
9,934	U.S. 10 Year Note (CBT)	Citigroup Global Markets, Ltd.	USD 5,458,286	USD 107.00	8/22/25	$155,219
	Total Exchange-Traded Put Option Purchased (Premiums paid $ 5,458,286)					$155,219

	TOTAL OPTIONS PURCHASED (Premiums paid $ 5,458,286)					$155,219

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.8% (Cost $5,109,701,324)					$5,629,784,488
	OTHER ASSETS AND LIABILITIES — 0.2%					$12,416,191
	net assets — 100.0%					$5,642,200,679

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CBT	Chicago Board of Trade.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $866,834,496, or 15.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	Non-income producing security.
(c)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2025.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(i)	Security is in default.
(j)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale (see Notes to Financial Statements — Note 1H).
Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2024	$500,000	$501,450
Acorn Re	10/25/2024	500,000	500,450
Adare Re 2025	12/31/2024	1,197,086	1,258,946
Alamo Re	4/12/2023	1,500,000	1,538,250
Alamo Re	4/4/2024	500,000	518,800
Alamo Re	4/4/2024	250,000	260,475
Alturas Re 2021-3	7/1/2021	95,933	44,900
Alturas Re 2022-2	4/11/2023	—	1,218
Aquila Re	5/10/2023	500,000	509,150
Aquila Re	5/10/2023	250,000	256,025
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2535

Schedule of Investments  |  7/31/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Aquila Re	4/26/2024	$500,000	$506,650
Atlas Capital	5/17/2023	1,250,000	1,278,125
Atlas Re	5/24/2024	750,000	822,825
Banbury-PI0050 Re 2024	8/19/2024	1,843,293	2,096,508
Bantry Re 2025	1/21/2025	3,636,218	3,818,800
Berwick Re 2025	1/15/2025	1,820,479	1,924,842
Blue Ridge Re	11/14/2023	750,000	767,775
Blue Ridge Re	11/14/2023	1,250,000	1,282,375
Bonanza Re	1/6/2023	250,000	249,375
Bonanza Re	12/16/2024	250,000	245,450
Bonanza Re	12/16/2024	1,000,000	994,600
Cape Lookout Re	4/14/2023	1,751,229	1,793,925
Carnoustie Re 2025	1/17/2025	2,271,100	2,296,929
Cat Re 2001	11/14/2023	750,000	783,525
Citrus Re	4/27/2023	1,000,000	1,020,300
Clearwater Re 2025	1/15/2025	1,000,000	1,018,791
Easton Re	5/16/2024	495,715	509,300
First Coast Re	3/24/2023	1,000,000	1,007,300
FloodSmart Re	2/23/2023	1,000,000	1,037,000
FloodSmart Re	2/29/2024	1,500,000	1,551,450
Four Lakes Re	12/22/2022	250,000	250,150
Four Lakes Re	12/8/2023	250,000	252,200
Four Lakes Re	12/8/2023	250,000	251,550
Four Lakes Re	12/11/2024	250,000	249,375
Four Lakes Re	12/11/2024	250,000	248,300
Fuchsia 2024-1	12/18/2024	1,000,000	1,010,300
Galileo Re	12/4/2023	1,253,452	1,298,625
Galileo Re	12/4/2023	250,000	251,850
Gamboge Re	5/9/2024	1,294,533	2,005,052
Gateway Re	2/3/2023	600,000	618,720
Gateway Re	3/11/2024	250,000	252,650
Gleneagles Re 2021	1/13/2021	9,150	50
Gullane Re 2025	1/22/2025	2,198,566	2,410,729
Harambee Re 2019	12/20/2018	—	—
Herbie Re	12/17/2024	500,000	503,850
High Point Re	12/1/2023	2,000,000	2,026,400
International Bank for Reconstruction & Development	4/3/2024	250,000	255,625
International Bank for Reconstruction & Development	5/1/2024	250,000	262,750
Kendall Re	4/22/2024	1,000,000	1,050,000
Kilimanjaro II Re	6/24/2024	250,000	260,625
Kilimanjaro II Re	6/24/2024	750,000	791,025
Kilimanjaro III Re	4/8/2021	250,000	251,000
Lightning Re	3/20/2023	2,009,630	2,041,800
Locke Tavern Re	3/23/2023	1,300,000	1,322,100
The accompanying notes are an integral part of these financial statements.
36Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	4/3/2020	$3,354,083	$—
Magnit PJSC	4/15/2020	12,536,598	—
Marlon Re	5/24/2024	250,000	261,200
Mayflower Re	6/21/2024	1,000,000	1,018,400
Merion Re 2025-1	1/16/2025	858,675	932,748
Merna Re II	4/5/2023	1,300,000	1,323,010
Merna Re II	4/5/2023	1,600,000	1,647,840
Merna Re II	5/8/2024	750,000	771,525
Merna Re II	5/8/2024	750,000	766,800
Merna Re II	5/8/2024	1,500,000	1,504,500
Mona Lisa Re	12/30/2022	1,000,000	1,017,000
Mystic Re	12/12/2023	1,748,465	1,829,625
Mystic Re	12/17/2024	250,000	248,575
Old Head Re 2025	1/2/2025	193,449	219,981
Palm Re	4/4/2024	250,000	255,150
Pangaea Re 2024-3	7/26/2024	3,000,000	3,258,858
Pangaea Re 2025-1	1/16/2025	2,189,901	2,250,470
PI0047 2024-1	1/26/2024	5,232,987	5,715,061
Pine Valley Re 2025	1/7/2025	431,028	471,430
Purple Re	4/2/2024	500,000	508,800
Queen Street Re	5/12/2023	1,500,000	1,503,000
Residential Re	10/28/2021	500,000	485,700
Residential Re	10/28/2021	750,000	697,500
Residential Re	11/22/2022	500,000	517,800
Residential Re	11/7/2023	1,250,000	1,295,625
Residential Re	11/7/2023	750,000	782,850
Residential Re	11/4/2024	1,000,000	1,023,000
Residential Re	11/4/2024	1,000,000	1,010,100
Rosneft Oil Co. PJSC	12/6/2019	9,625,119	—
Russian Federal Bond - OFZ	9/14/2021	828,941	—
Russian Federal Bond - OFZ	9/14/2021	885,972	—
Sanders Re	5/24/2023	650,000	663,585
Sanders Re	1/16/2024	750,000	776,700
Sanders Re	12/10/2024	2,500,000	2,472,250
Sanders Re	12/10/2024	2,500,000	2,511,500
Sanders Re III	2/14/2023	785,704	787,360
Sanders Re III	3/24/2023	1,600,000	1,628,160
Sector Re V	12/4/2023	—	81,261
Sector Re V	12/4/2024	3,500,000	3,829,566
Sector Re V	12/31/2024	3,000,000	3,282,486
Silk Road Re	12/23/2024	500,000	500,000
Solomon Re	6/12/2023	250,000	254,875
Sutter Re	6/6/2023	500,000	512,300
Thopas Re 2020	2/5/2020	—	—
Thopas Re 2021	12/30/2020	—	14,850
Thopas Re 2023	2/13/2023	—	24,750
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2537

Schedule of Investments  |  7/31/25 (continued)
Restricted Securities	Acquisition date	Cost	Value
Thopas Re 2024	2/2/2024	$—	$19,000
Thopas Re 2025	1/10/2025	2,500,000	2,443,500
Topanga Re	10/5/2023	245,089	239,700
Torrey Pines Re	5/17/2024	250,000	260,000
Torrey Pines Re	5/17/2024	250,000	259,225
Torricelli Re 2021	7/1/2021	—	2,400
Torricelli Re 2023	7/19/2023	—	26,000
Torricelli Re 2024	7/25/2024	—	184,230
Ursa Re	4/12/2023	1,000,000	1,009,500
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	101,920	31,100
Viribus Re 2023	1/8/2023	—	45,400
Viribus Re 2024	3/19/2024	—	69,000
Vitality Re XIII	3/6/2023	1,736,922	1,752,275
Vitality Re XIV	1/25/2023	3,250,000	3,322,800
Vitality Re XIV	1/25/2023	600,000	618,480
Walton Health Re 2019	7/18/2019	—	413
X5 Retail Group NV (G.D.R.)	9/17/2020	1,738,218	—
Total Restricted Securities			$107,199,449
% of Net assets			1.9%
The accompanying notes are an integral part of these financial statements.
38Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

FUTURES CONTRACTS
CURRENCY FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1,468	EURO FX	9/15/25	$(215,015,919)	$(210,300,175)	$4,715,744
TOTAL FUTURES CONTRACTS			$(215,015,919)	$(210,300,175)	$4,715,744
INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
1,635	EURO STOXX 50 SEP25	9/19/25	$(99,743,919)	$(99,637,031)	$106,888
2,137	S&P 500 E-Mini	9/19/25	(654,540,731)	(681,088,612)	(26,547,881)
			$(754,284,650)	$(780,725,643)	$(26,440,993)
TOTAL FUTURES CONTRACTS			$(754,284,650)	$(780,725,643)	$(26,440,993)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
BRL — Brazil Real
EUR — Euro
HUF — Hungary Forint
IDR — Indonesian Rupiah
PHP — Philippines Peso
RUB — Russian Ruble
TRY — Turkish Lira
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended July 31, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$259,618,871	$—
Other Long-Term Securities	$4,014,998,998	$2,615,537,425
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2539

Schedule of Investments  |  7/31/25 (continued)
At July 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $5,171,918,432 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$727,770,535
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(264,676,876)
Net unrealized appreciation	$463,093,659
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$5,205,205	$—	$5,205,205
Common Stocks
Construction & Engineering	26,751,468	21,425	—	26,772,893
Consumer Staples Distribution & Retail	—	—	—*	—*
All Other Common Stocks	2,587,471,360	—	—	2,587,471,360
Asset Backed Securities	—	73,436,853	108,000	73,544,853
Collateralized Mortgage Obligations	—	125,617,528	—	125,617,528
Commercial Mortgage-Backed Securities	—	57,550,981	—	57,550,981
Convertible Corporate Bonds	—	29,435,936	—	29,435,936
Corporate Bonds	—	162,786,431	—	162,786,431
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,258,946	1,258,946
Multiperil – U.S.	—	—	5,715,061	5,715,061
Multiperil – Worldwide	—	—	3,629,624	3,629,624
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,296,929	2,296,929
The accompanying notes are an integral part of these financial statements.
40Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

	Level 1	Level 2	Level 3	Total
Multiperil – Worldwide	$—	$—	$26,878,709	$26,878,709
All Other Insurance-Linked Securities	—	67,420,180	—	67,420,180
Foreign Government Bonds
Russia	—	—	—*	—*
All Other Foreign Government Bonds	—	68,104,827	—	68,104,827
Closed-End Fund	11,628,101	—	—	11,628,101
Equity Linked Notes	—	1,054,002,606	—	1,054,002,606
U.S. Government and Agency Obligations	—	1,141,428,218	—	1,141,428,218
Open-End Fund	178,880,881	—	—	178,880,881
Exchange-Traded Put Option Purchased	155,219	—	—	155,219
Total Investments in Securities	$2,804,887,029	$2,785,010,190	$39,887,269	$5,629,784,488
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(21,725,249)	$—	$—	$(21,725,249)
Total Other Financial Instruments	$(21,725,249)	$—	$—	$(21,725,249)
*	Securities valued at $0.
During the year ended July 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2541

Statement of Assets and Liabilities  |  7/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $5,109,701,324)	$5,629,784,488
Cash	53,864
Foreign currencies, at value (cost $12,449)	12,347
Futures collateral	56,027,956
Variation margin for futures contracts	3,724,254
Receivables —
Investment securities sold	53,742,884
Fund shares sold	18,001,007
Dividends	8,962,446
Interest	23,234,860
Due from the Adviser	9,826
Other assets	143,649
Total assets	$5,793,697,581
LIABILITIES:
Due to broker for futures	$3,724,213
Payables —
Investment securities purchased	125,536,303
Fund shares repurchased	17,291,133
Distributions	852,891
Trustees’ fees	19,268
Management fees	2,148,834
Administrative expenses	229,621
Distribution fees	331,792
Accrued expenses	1,362,847
Total liabilities	$151,496,902
NET ASSETS:
Paid-in capital	$5,310,044,577
Distributable earnings	332,156,102
Net assets	$5,642,200,679
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,008,733,250/80,339,067 shares)	$12.56
Class C* (based on $506,878,893/40,541,805 shares)	$12.50
Class R6* (based on $183,331,803/14,197,194 shares)	$12.91
Class Y* (based on $3,943,256,733/315,391,928 shares)	$12.50
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $12.56 net asset value per share/100%-2.25% maximum sales charge)	$12.85

*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
42Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Statement of Operations FOR THE YEAR ENDED 7/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $750,057)	$222,740,776
Dividends from unaffiliated issuers (net of foreign taxes withheld $5,667,341)	90,990,744
Total Investment Income		$313,731,520
EXPENSES:
Management fees	$20,411,814
Administrative expenses	1,297,821
Transfer agent fees
Class A*	303,742
Class C*	223,804
Class R6*	127
Class R*	602
Class Y*	3,156,448
Distribution fees
Class A*	1,973,030
Class C*	4,119,213
Class R*	4,159
Shareholder communications expense	213,997
Custodian fees	253,052
Registration fees	491,296
Professional fees	159,494
Printing expense	51,235
Officers’ and Trustees’ fees	207,811
Insurance expense	64,675
Miscellaneous	261,437
Total expenses		$33,193,757
Less fees waived and expenses reimbursed by the Adviser		(9,826)
Net expenses		$33,183,931
Net investment income		$280,547,589
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$179,249,716
Forward foreign currency exchange contracts	5,464,695
Futures contracts	(4,157,419)
Other assets and liabilities denominated in foreign currencies	(803,785)	$179,753,207
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$191,733,705
Forward foreign currency exchange contracts	(1,391,540)
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2543

Statement of Operations (continued)
FOR THE YEAR ENDED 7/31/25
Futures contracts	(19,542,957)
Other assets and liabilities denominated in foreign currencies	(171,375)	170,627,833
Net realized and unrealized gain (loss) on investments		$350,381,040
Net increase in net assets resulting from operations		$630,928,629

*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
44Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Statements of Changes in Net Assets
	Year Ended 7/31/25	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$280,547,589	$195,903,119
Net realized gain (loss) on investments	179,753,207	(66,862,594)
Change in net unrealized appreciation (depreciation) on investments	170,627,833	218,819,959
Net increase in net assets resulting from operations	$630,928,629	$347,860,484
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.78 and $0.83 per share, respectively)	$(51,797,400)	$(39,611,131)
Class C* ($0.69 and $0.74 per share, respectively)	(23,919,007)	(18,783,070)
Class R6* ($0.84 and $0.88 per share, respectively)	(10,234,840)	(9,211,437)
Class R* ($0.58 and $0.79 per share, respectively)	(54,549)	(72,410)
Class Y* ($0.80 and $0.85 per share, respectively)	(208,282,752)	(151,839,491)
Total distributions to shareholders	$(294,288,548)	$(219,517,539)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$2,395,653,739	$1,440,148,206
Reinvestment of distributions	287,369,377	217,389,056
Cost of shares repurchased	(1,001,182,803)	(722,971,113)
Net increase in net assets resulting from Fund share transactions	$1,681,840,313	$934,566,149
Net increase in net assets	$2,018,480,394	$1,062,909,094
NET ASSETS:
Beginning of year	$3,623,720,285	$2,560,811,191
End of year	$5,642,200,679	$3,623,720,285

*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2545

Statements of Changes in Net Assets
(continued)
	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A*
Shares sold	33,733,362	$401,108,601	16,404,204	$185,859,536
Reinvestment of distributions	4,312,839	51,178,146	3,453,096	39,085,826
Less shares repurchased	(12,168,496)	(144,084,893)	(8,874,471)	(100,352,108)
Net increase	25,877,705	$308,201,854	10,982,829	$124,593,254
Class C*
Shares sold	16,848,827	$199,045,408	9,465,486	$106,825,813
Reinvestment of distributions	2,010,593	23,735,038	1,658,481	18,697,055
Less shares repurchased	(6,897,839)	(81,304,563)	(6,312,772)	(71,100,436)
Net increase	11,961,581	$141,475,883	4,811,195	$54,422,432
Class R6*
Shares sold	6,322,287	$77,770,694	1,162,226	$13,518,636
Reinvestment of distributions	824,978	10,061,579	777,644	9,047,403
Less shares repurchased	(3,936,874)	(47,939,369)	(1,226,713)	(14,282,092)
Net increase	3,210,391	$39,892,904	713,157	$8,283,947
Class R*
Shares sold	13,041	$152,124	23,477	$263,136
Reinvestment of distributions	4,640	54,111	6,389	72,256
Less shares repurchased	(108,829)	(1,285,389)	(39,471)	(443,494)
Net decrease	(91,148)	$(1,079,154)	(9,605)	$(108,102)
Class Y*
Shares sold	144,804,693	$1,717,576,912	100,662,446	$1,133,681,085
Reinvestment of distributions	17,123,805	202,340,503	13,333,554	150,486,516
Less shares repurchased	(61,704,605)	(726,568,589)	(47,730,938)	(536,792,983)
Net increase	100,223,893	$1,193,348,826	66,265,062	$747,374,618

*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
46Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Financial Highlights
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class A*
Net asset value, beginning of period	$11.74	$11.32	$10.98	$11.67	$10.17
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.74	$0.73	$0.73	$0.63	$0.65
Net realized and unrealized gain (loss) on investments	0.86	0.52	0.24	(0.67)	1.41
Net increase (decrease) from investment operations	$1.60	$1.25	$0.97	$(0.04)	$2.06
Distributions to shareholders:
Net investment income	$(0.78)	$(0.83)	$(0.63)	$(0.65)	$(0.56)
Total distributions	$(0.78)	$(0.83)	$(0.63)	$(0.65)	$(0.56)
Net increase (decrease) in net asset value	$0.82	$0.42	$0.34	$(0.69)	$1.50
Net asset value, end of period	$12.56	$11.74	$11.32	$10.98	$11.67
Total return (b)	14.26%	11.56%(c)	9.19%	(0.43)%	20.66%
Ratio of net expenses to average net assets	0.82%	0.83%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	6.27%	6.50%	6.62%	5.51%	5.82%
Portfolio turnover rate	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$1,008,733	$639,410	$492,295	$403,985	$356,626
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.82%	0.83%	0.86%	0.85%	0.88%
Net investment income (loss) to average net assets	6.27%	6.50%	6.61%	5.51%	5.79%
*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2547

Financial Highlights  (continued)
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class C*
Net asset value, beginning of period	$11.69	$11.28	$10.94	$11.63	$10.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.65	$0.64	$0.64	$0.54	$0.56
Net realized and unrealized gain (loss) on investments	0.85	0.51	0.25	(0.67)	1.41
Net increase (decrease) from investment operations	$1.50	$1.15	$0.89	$(0.13)	$1.97
Distributions to shareholders:
Net investment income	$(0.69)	$(0.74)	$(0.55)	$(0.56)	$(0.47)
Total distributions	$(0.69)	$(0.74)	$(0.55)	$(0.56)	$(0.47)
Net increase (decrease) in net asset value	$0.81	$0.41	$0.34	$(0.69)	$1.50
Net asset value, end of period	$12.50	$11.69	$11.28	$10.94	$11.63
Total return (b)	13.34%	10.64%(c)	8.38%	(1.20)%	19.78%
Ratio of net expenses to average net assets	1.58%	1.60%	1.62%	1.61%	1.64%
Ratio of net investment income (loss) to average net assets	5.50%	5.73%	5.85%	4.72%	5.04%
Portfolio turnover rate	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$506,879	$334,211	$268,091	$252,795	$296,575
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.58%	1.60%	1.62%	1.61%	1.64%
Net investment income (loss) to average net assets	5.50%	5.73%	5.85%	4.72%	5.04%
*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
48Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class R6*
Net asset value, beginning of period	$12.07	$11.64	$11.28	$12.02	$10.47
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.80	$0.79	$0.78	$0.69	$0.70
Net realized and unrealized gain (loss) on investments	0.88	0.52	0.26	(0.73)	1.46
Net increase (decrease) from investment operations	$1.68	$1.31	$1.04	$(0.04)	$2.16
Distributions to shareholders:
Net investment income	$(0.84)	$(0.88)	$(0.68)	$(0.70)	$(0.61)
Total distributions	$(0.84)	$(0.88)	$(0.68)	$(0.70)	$(0.61)
Net increase (decrease) in net asset value	$0.84	$0.43	$0.36	$(0.74)	$1.55
Net asset value, end of period	$12.91	$12.07	$11.64	$11.28	$12.02
Total return (b)	14.54%	11.84%(c)	9.58%	(0.42)%	21.05%
Ratio of net expenses to average net assets	0.52%	0.54%	0.56%	0.55%	0.57%
Ratio of net investment income (loss) to average net assets	6.55%	6.79%	6.92%	5.79%	6.07%
Portfolio turnover rate	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$183,332	$132,610	$119,558	$118,667	$139,556
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.52%	0.54%	0.56%	0.55%	0.57%
Net investment income (loss) to average net assets	6.55%	6.79%	6.92%	5.79%	6.07%
*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended July 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class K’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2549

Financial Highlights  (continued)
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y*
Net asset value, beginning of period	$11.70	$11.28	$10.94	$11.63	$10.13
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.76	$0.76	$0.75	$0.65	$0.67
Net realized and unrealized gain (loss) on investments	0.84	0.51	0.24	(0.67)	1.41
Net increase (decrease) from investment operations	$1.60	$1.27	$0.99	$(0.02)	$2.08
Distributions to shareholders:
Net investment income	$(0.80)	$(0.85)	$(0.65)	$(0.67)	$(0.58)
Total distributions	$(0.80)	$(0.85)	$(0.65)	$(0.67)	$(0.58)
Net increase (decrease) in net asset value	$0.80	$0.42	$0.34	$(0.69)	$1.50
Net asset value, end of period	$12.50	$11.70	$11.28	$10.94	$11.63
Total return (b)	14.33%	11.80%(c)	9.42%	(0.24)%	20.97%
Ratio of net expenses to average net assets	0.63%	0.64%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	6.45%	6.70%	6.80%	5.71%	6.01%
Portfolio turnover rate	62%	62%	74%	73%	106%
Net assets, end of period (in thousands)	$3,943,257	$2,516,420	$1,679,726	$982,169	$779,755
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.63%	0.64%	0.66%	0.66%	0.67%
Net investment income (loss) to average net assets	6.45%	6.70%	6.79%	5.70%	5.99%
*	Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended July 31, 2024, the total return would have been 11.71%.
The accompanying notes are an integral part of these financial statements.
50Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Notes to Financial Statements  |  7/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Multi-Asset Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class R6, Class A and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares.   Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to May 2, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc. (“Amundi US”), served as the Fund’s investment adviser. Effective May 2, 2025, Victory Capital Management Inc.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2551

(“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 8). Prior to May 2, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective May 2, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
52Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Equity-linked notes are valued by using market prices or quotations from one or more brokers or other sources, a pricing matrix, or other fair value methods or techniques to provide an estimated value of the security or instrument. Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2553

Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of exchange-listed closed-end funds are valued by using the last sale price on the principal exchange where they are traded.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be
54Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
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C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of July 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for the repatriation of taxes, if any, associated with its investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors. As of July 31, 2025, the Fund has not accrued any reserve for repatriation taxes related to capital gains.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities
56Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

held and those determined to be capital gain are reflected as such on the Statement of Operations.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At July 31, 2025, the Fund reclassified $261,776 to decrease distributable earnings and $261,776 to increase paid-in capital to reflect permanent book/tax differences. These adjustments have no impact on net assets or the results of operations.
At July 31, 2025, the Fund was permitted to carry forward indefinitely $74,262,661 of short-term losses and $108,669,332 of long-term losses.
During the year ended July 31, 2025, a capital loss carryforward of $155,569,034 was utilized to offset net realized gains by the Fund.
The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$294,288,548	$219,517,539
Total	$294,288,548	$219,517,539
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$34,021,569
Capital loss carryforward	(182,931,993)
Other book/tax temporary differences	17,972,867
Net unrealized appreciation	463,093,659
Total	$332,156,102
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies and the book/tax differences in the adjustments relating to insurance-linked securities, the tax
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treatment of premium and amortization, accrual of income on securities in default, tax basis adjustments on perpetual bonds, the mark to market of futures contracts, and tax basis adjustments on partnership holdings.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $316,756 in underwriting commissions on the sale of Class A shares during the year ended July 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class K and Class Y shares of the Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures,
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lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets, may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive
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political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Fund has the flexibility to invest in a broad range of income-producing investments, including both debt securities and equity securities. The Fund may invest in the securities of issuers located throughout the world, including in emerging markets.
The Fund may invest in below-investment-grade (high-yield) debt securities. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject
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to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund may invest in equity-linked notes (ELNs). ELNs are structured products that consist of two main components: a fixed income component in the form of a bond or note paying a stated interest rate (premium), and an equity-linked component tied to the performance of one or more underlying reference securities (usually a single stock, a basket of stocks or a stock index). Under the structure, current payments typically are made in exchange for a limit on the capital appreciation potential of the reference securities during the term of the note. The ELN retains the downside risk associated with the reference securities. ELNs may not perform as expected and could cause the fund to realize significant losses including its entire principal investment. Investments in ELNs often have risks similar to their underlying reference securities, which may include market risk and, as applicable, risks of non-U.S. investments and currency risks. In addition, since ELNs are in note form, ELNs are also subject to certain risks of fixed income securities, such as interest rate and credit risks. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. In addition, ELNs may exhibit price behavior that does not correlate with the underlying reference securities or a fixed income investment.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or
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intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at July 31, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose
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the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the
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price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
For the year ended July 31, 2025, the Fund had no open repurchase agreements.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the year ended July 31, 2025 was $2,286,040. Open purchased options contracts at July 31, 2025 are listed in the Schedule of Investments.
L.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency.
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Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the year ended July 31, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the year ended July 31, 2025 was $4,673,321 and $32,536,711 for buys and sells, respectively. There were no open forward foreign currency exchange contracts outstanding at July 31, 2025.
M.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives. All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at July 31, 2025, is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2565

futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended July 31, 2025 were $68,292,939 and $590,875,325, respectively. Open futures contracts outstanding at July 31, 2025 are listed in the Schedule of Investments.
N.	Equity-Linked Notes
Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, the Fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, the Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. The Fund must rely on the creditworthiness of the issuer for its investment returns.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.50% of the Fund’s average daily net assets up to $1 billion, 0.45% of the next $4 billion and 0.40% on assets over $5 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.50% of the Predecessor Fund's average daily net assets up to $1 billion; 0.45% of the next $4 billion of the Predecessor Fund's average daily net assets, and 0.40% of the Predecessor Fund’s average daily net assets over $5 billion. For the year ended July 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.46% of the Fund’s average daily net assets.
Prior to the Reorganization, the Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees
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and expenses and extraordinary expenses, such as litigation) of the Predecessor Fund to the extent required to reduce Fund expenses to 0.85% and 0.65% of the average daily net assets attributable to Class A and Class Y shares, respectively.
Effective  April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses and brokerage commissions) do not exceed 0.83%, 1.60%, 0.54% and 0.64% of the Fund’s Class A, Class C, Class R6 and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees. Fees waived and expenses reimbursed during the year ended July 31, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $2,148,834 in management fees payable to the Adviser at July 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended July 31, 2025, the Fund paid $207,811 in Officers’ and Trustees’ compensation,which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At July 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $19,268 and a payable for administrative expenses of $229,621, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities,
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respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended July 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$33,816
Class C	19,859
Class R6	1,660
Class R	192
Class Y	158,470
Total	$213,997
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Predecessor Fund further paid the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $331,792 in distribution fees payable at July 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 and Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s distributor and are paid to the Distributor. For the year ended July 31, 2025, CDSCs in
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the amount of $89,956 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended July 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2569

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Options purchased*	$155,219	$—	$—	$—	$—
Net unrealized appreciation on futures contracts^	—	—	4,715,744	—	—
Total Value	$155,219	$—	$4,715,744	$—	$—
Liabilities
Net unrealized depreciation on futures contracts^	$—	$—	$—	$26,440,993	$—
Total Value	$—	$—	$—	$26,440,993	$—

*	Reflects the market value of purchased option contracts (see Note 1K). These amounts are included in investments in unaffiliated issuers, at value, on the Statement of Assets and Liabilities.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at July 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$1,749,408	$—	$—	$(5,906,827)	$—
Forward foreign currency exchange contracts	—	—	5,464,695	—	—
Total Value	$1,749,408	$—	$5,464,695	$(5,906,827)	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(60,937)	$—	$4,715,744	$(24,197,764)	$—
Forward foreign currency exchange contracts	—	—	(1,391,540)	—	—
Options purchased**	(5,303,067)	—	—	—	—
Total Value	$(5,364,004)	$—	$3,324,204	$(24,197,764)	$—

**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1K). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
70Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

8. Reorganization
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The investment portfolio of the Predecessor Fund, with an aggregate value of $4,667,567,708 and an identified cost of $4,403,311,789 at May 2, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2571

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust IV) and the Shareholders of Victory Pioneer Multi-Asset Income Fund (formerly Pioneer Multi-Asset Income Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Multi-Asset Income Fund (formerly Pioneer Multi-Asset Income Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust IV), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended July 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
72Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 24, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2573

Additional Information (unaudited)
For the year ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 9.43%.
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 57.49%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Multi-Asset Income Fund was held on March 27, 2025, which reconvened on April 28, 2025, to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Multi-Asset Income Fund reorganized into Victory Pioneer Multi-Asset Income Fund.
The voting results were as follows:

Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Victory Pioneer Multi-Asset Income Fund	188,253,533	169,041,448	2,968,436	16,243,649
74Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Multi-Asset Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement,
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2575

the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
76Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2577

annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
78Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2579

business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular
80Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2581

Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
82Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/25

management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Multi-Asset Income Fund | Annual | 7/31/2583

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 25962-AFR-0925

Victory Pioneer Securitized Income Fund*
(successor to Pioneer Securitized Income Fund)*
Annual: Full Financials | July 31, 2025
* Effective May 2, 2025, during the annual reporting period covered by this report, Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Securitized Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Securitized Income Fund.

visit us: vcm.com

Victory Pioneer Securitized Income Fund | Annual | 7/31/251

Schedule of Investments  |  7/31/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 108.8%
	Asset Backed Securities — 35.6% of Net Assets
240,000	ACM Auto Trust, Series 2024-2A, Class B, 9.21%, 8/20/31 (144A)	$ 247,155
354,408	Ally Bank Auto Credit-Linked Notes, Series 2024-A, Class G, 12.748%, 5/17/32 (144A)	359,343
572,521	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G, 11.395%, 9/15/32 (144A)	568,812
738,349	Ally Bank Auto Credit-Linked Notes Series, Series 2024-A, Class F, 9.892%, 5/17/32 (144A)	758,282
700,000	Amur Equipment Finance Receivables XIV LLC, Series 2024-2A, Class E, 8.88%, 10/20/32 (144A)	712,141
400,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	391,825
100,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-2A, Class C, 9.84%, 3/15/29 (144A)	103,350
554,233	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	556,698
655,000	Ascent Career Funding Trust, Series 2024-1A, Class B, 9.73%, 10/25/32 (144A)	672,283
200,000	Auxilior Term Funding LLC, Series 2023-1A, Class E, 10.97%, 12/15/32 (144A)	207,575
350,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	349,111
840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class D, 4.08%, 2/20/28 (144A)	810,715
990,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class D, 7.32%, 2/20/28 (144A)	995,379
158,127(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class D, 7.10% (SOFR30A + 275 bps), 6/25/47 (144A)	161,136
437,652	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	438,050
235,000	BHG Securitization Trust, Series 2023-A, Class B, 6.35%, 4/17/36 (144A)	237,261
150,000	BHG Securitization Trust, Series 2023-B, Class C, 8.15%, 12/17/36 (144A)	155,499
250,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.86%, 4/17/35 (144A)	255,764
365,477	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	344,856
480,000	Blue Owl Asset Leasing Trust LLC, Series 2024-1A, Class D, 8.00%, 12/15/31 (144A)	483,378
270,470	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	267,287
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,400,000	Carvana Auto Receivables Trust, Series 2024-N3, Class E, 7.66%, 4/12/32 (144A)	$ 1,418,076
1,212,637(b)	Cascade MH Asset Trust, Series 2022-MH1, Class B1, 8.00%, 8/25/54 (144A)	1,058,905
200,000(b)	CFMT LLC, Series 2023-HB12, Class M3, 4.25%, 4/25/33 (144A)	191,917
600,000(b)	CFMT LLC, Series 2024-HB13, Class M3, 3.00%, 5/25/34 (144A)	559,840
1,167,500(b)	CFMT LLC, Series 2024-HB13, Class M4, 3.00%, 5/25/34 (144A)	1,051,897
200,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	205,849
290,000	Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class A, 5.78%, 12/15/32 (144A)	292,244
1,160,000	CPS Auto Receivables Trust, Series 2024-B, Class E, 8.36%, 11/17/31 (144A)	1,227,951
212,473	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class C, 10.16%, 1/20/31 (144A)	218,930
423,015	Equify ABS LLC, Series 2024-1A, Class A, 5.43%, 4/18/33 (144A)	422,711
2,140,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class E, 5.02%, 10/15/29 (144A)	2,095,527
200,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class D, 7.40%, 2/15/29	203,498
1,505,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class E, 11.61%, 6/17/30 (144A)	1,652,840
1,320,000	Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98%, 10/15/31 (144A)	1,385,479
2,637,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class E, 7.84%, 10/15/31 (144A)	2,760,796
1,480,000	Exeter Automobile Receivables Trust, Series 2024-4A, Class E, 7.65%, 2/17/32 (144A)	1,543,333
2,130,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class E, 7.22%, 5/17/32 (144A)	2,187,780
2,090,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class E, 7.48%, 9/15/32 (144A)	2,151,915
2,640,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class E, 7.81%, 10/15/32 (144A)	2,731,869
1,390,000	Exeter Automobile Receivables Trust, Series 2025-3A, Class E, 7.52%, 12/15/32 (144A)	1,422,592
503,000	FHF Issuer Trust, Series 2024-3A, Class D, 6.01%, 12/15/31 (144A)	504,066
816,000	FHF Issuer Trust, Series 2025-1A, Class D, 5.95%, 6/15/32 (144A)	823,654
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/253

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
126,975(b)	FIGRE Trust, Series 2023-HE3, Class A, 6.436%, 11/25/53 (144A)	$ 129,386
1,010,945(b)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	1,021,573
175,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	178,624
65,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.31%, 3/15/29 (144A)	66,354
1,170,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class E, 7.98%, 5/15/31 (144A)	1,225,338
2,626,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class E, 7.25%, 6/16/31 (144A)	2,706,710
2,500,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class E, 7.51%, 8/15/31 (144A)	2,607,707
1,050,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class E, 7.19%, 3/15/32 (144A)	1,074,070
1,270,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	1,313,635
250,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class DR, 8.918% (3 Month Term SOFR + 460 bps), 7/25/33 (144A)	250,611
1,460,000	GreenSky Home Improvement Issuer Trust, Series 2025-2A, Class E, 7.79%, 6/25/60 (144A)	1,469,918
602,046(a)	Harvest SBA Loan Trust, Series 2024-1, Class A, 6.684% (SOFR30A + 225 bps), 12/25/51 (144A)	605,264
760,000	Hertz Vehicle Financing III LLC, Series 2025-3A, Class D, 8.55%, 12/26/29 (144A)	767,219
201,200	Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38 (144A)	205,182
200,000(c)	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	10,900
320,455	Home Partners of America Trust, Series 2019-1, Class E, 3.604%, 9/17/39 (144A)	307,354
140,206(a)	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class C, 7.498% (SOFR30A + 315 bps), 5/20/32 (144A)	141,653
209,030(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 6.048% (SOFR30A + 170 bps), 3/20/54 (144A)	210,193
565,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 6.99% (SOFR30A + 265 bps), 11/15/27 (144A)	566,427
400,000	Lendbuzz Securitization Trust, Series 2024-2A, Class B, 6.52%, 7/16/29 (144A)	409,701
750,000	Lendbuzz Securitization Trust, Series 2024-3A, Class C, 5.90%, 11/15/31 (144A)	762,385
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000	Libra Solutions LLC, Series 2024-1A, Class B, 7.91%, 9/30/38 (144A)	$ 246,890
380,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class B, 7.43%, 7/20/29 (144A)	381,379
410,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30 (144A)	411,950
680,000	MMP Capital LLC, Series 2025-A, Class C, 8.41%, 12/15/31 (144A)	692,684
1,700,000	MPOWER Education Trust, Series 2025-A, Class B, 8.47%, 7/21/42 (144A)	1,718,194
890,000	MPOWER Education Trust, Series 2025-A, Class C, 10.84%, 7/21/42 (144A)	906,730
302,416(a)	Newtek Small Business Loan Trust, Series 2022-1, Class A, 6.80% (PRIME - 70 bps), 10/25/49 (144A)	304,775
210,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	215,281
620,000	NMEF Funding LLC, Series 2024-A, Class C, 6.33%, 12/15/31 (144A)	626,382
500,000	NMEF Funding LLC, Series 2024-A, Class D, 8.75%, 12/15/31 (144A)	510,927
570,000	NMEF Funding LLC, Series 2025-A, Class D, 8.07%, 7/15/32 (144A)	574,819
410,000	Octane Receivables Trust, Series 2022-2A, Class D, 7.70%, 2/20/30 (144A)	421,695
310,000	Octane Receivables Trust, Series 2023-1A, Class D, 7.76%, 3/20/30 (144A)	322,963
350,000	Oportun Funding Trust, Series 2024-3, Class C, 6.25%, 8/15/29 (144A)	351,161
640,000	Oportun Issuance Trust, Series 2024-2, Class C, 6.61%, 2/9/32 (144A)	645,135
700,000	Oportun Issuance Trust, Series 2024-2, Class D, 10.47%, 2/9/32 (144A)	731,151
2,500,000	Oportun Issuance Trust, Series 2025-A, Class D, 7.25%, 2/8/33 (144A)	2,500,890
128,525	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	125,276
400,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class E, 5.21%, 5/15/28 (144A)	399,371
990,000	PEAC Solutions Receivables LLC, Series 2024-2A, Class C, 5.37%, 10/20/31 (144A)	991,902
269,965	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	274,393
250,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	256,252
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/255

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
175,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.08%, 8/15/28 (144A)	$ 178,316
220,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.71%, 8/15/29 (144A)	228,997
1,900,000	Prestige Auto Receivables Trust, Series 2023-2A, Class E, 9.90%, 11/15/30 (144A)	2,055,254
1,200,000	Prestige Auto Receivables Trust, Series 2024-2A, Class D, 5.15%, 7/15/30 (144A)	1,197,780
970,000	Prestige Auto Receivables Trust, Series 2024-2A, Class E, 6.75%, 11/17/31 (144A)	968,275
200,000	Progress Residential Trust, Series 2021-SFR8, Class G, 4.005%, 10/17/38 (144A)	194,585
100,000	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/40 (144A)	95,108
280,000	Purchasing Power Funding LLC, Series 2024-A, Class D, 7.26%, 8/15/28 (144A)	280,817
300,000	Purchasing Power Funding LLC, Series 2024-A, Class E, 10.18%, 8/15/28 (144A)	303,251
450,000(b)+	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	27,000
294,797(b)	Saluda Grade Alternative Mortgage Trust, Series 2023-FIG4, Class A, 6.718%, 11/25/53 (144A)	302,503
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	664,089
409,398	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class E, 8.408%, 12/15/33 (144A)	414,160
657,734	Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class F, 10.171%, 6/15/32 (144A)	666,527
500,000	Santander Bank Auto Credit-Linked Notes, Series 2024-B, Class E, 6.799%, 1/18/33 (144A)	498,056
376,376	Santander Bank N.A. - SBCLN, Series 2021-1A, Class E, 6.171%, 12/15/31 (144A)	376,563
100,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	101,212
560,000	SCF Equipment Leasing LLC, Series 2022-1A, Class E, 5.26%, 7/20/32 (144A)	551,149
230,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.58%, 6/21/33 (144A)	239,891
400,000(a)	STAR Trust, Series 2022-SFR3, Class D, 6.892% (1 Month Term SOFR + 255 bps), 5/17/39 (144A)	403,226
360,000	Stream Innovations Issuer Trust, Series 2024-1A, Class B, 7.89%, 7/15/44 (144A)	383,201
390,000	Trafigura Securitisation Finance Plc, Series 2024-1A, Class B, 7.29%, 11/15/27 (144A)	394,771
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
500,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.80%, 7/16/29 (144A)	$ 502,328
340,000	Tricolor Auto Securitization Trust, Series 2024-2A, Class D, 7.61%, 8/15/28 (144A)	345,713
1,310,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class D, 6.84%, 4/15/31 (144A)	1,338,486
600,000	Tricolor Auto Securitization Trust, Series 2025-1A, Class E, 10.37%, 4/15/32 (144A)	633,345
870,000	Tricolor Auto Securitization Trust, Series 2025-2A, Class E, 8.35%, 4/15/31 (144A)	896,582
400,000	Tricolor Auto Securitization Trust, Series 2025-2A, Class F, 11.23%, 3/15/32 (144A)	421,896
520,000(a)	Tricon Residential Trust, Series 2025-SFR1, Class D, 6.342% (1 Month Term SOFR + 200 bps), 3/17/42 (144A)	522,613
1,060,000	Upstart Securitization Trust, Series 2025-2, Class D, 8.00%, 6/20/35 (144A)	1,067,203
1,050,000	Veros Auto Receivables Trust, Series 2024-1, Class C, 7.57%, 12/15/28 (144A)	1,078,894
1,570,000	Veros Auto Receivables Trust, Series 2025-1, Class D, 8.79%, 5/17/32 (144A)	1,632,158
533,330(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	538,630
362,012	Westgate Resorts LLC, Series 2024-1A, Class D, 9.26%, 1/20/38 (144A)	366,781
330,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.79%, 11/15/28 (144A)	338,007
350,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class D, 7.01%, 11/15/28 (144A)	356,956
	Total Asset Backed Securities (Cost $84,522,871)	$85,392,296

	Collateralized Mortgage Obligations—42.4% of Net Assets
460,000(b)	A&D Mortgage Trust, Series 2023-NQM4, Class B1, 8.059%, 9/25/68 (144A)	$ 462,471
900,000(b)	A&D Mortgage Trust, Series 2024-NQM4, Class B1B, 8.033%, 8/25/69 (144A)	902,036
470,000(b)	A&D Mortgage Trust, Series 2024-NQM5, Class B1A, 7.712%, 11/25/69 (144A)	480,822
356,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class B1, 8.20% (SOFR30A + 385 bps), 9/25/31 (144A)	366,109
450,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1B, 7.55% (SOFR30A + 320 bps), 8/25/34 (144A)	454,763
680,000(b)	BRAVO Residential Funding Trust, Series 2023-NQM7, Class B1, 7.926%, 9/25/63 (144A)	682,071
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/257

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
530,000	BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 2/25/64 (144A)	$ 538,267
630,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM3, Class B1, 8.10%, 3/25/64 (144A)	642,314
620,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B1, 7.379%, 6/25/64 (144A)	628,580
790,000(b)	BRAVO Residential Funding Trust, Series 2024-NQM5, Class B2, 8.096%, 6/25/64 (144A)	800,110
660,000(b)	Cascade Funding Mortgage Trust, Series 2025-HB16, Class M3, 3.00%, 3/25/35 (144A)	613,096
610,000(b)	CFMT LLC, Series 2024-HB14, Class M3, 3.00%, 6/25/34 (144A)	574,715
800,000(b)	CFMT LLC, Series 2024-HB15, Class M4, 4.00%, 8/25/34 (144A)	725,079
1,160,000(b)	COLT Mortgage Loan Trust, Series 2024-4, Class B1, 7.846%, 7/25/69 (144A)	1,184,089
1,370,000(b)	COLT Mortgage Loan Trust, Series 2024-5, Class B1, 7.297%, 8/25/69 (144A)	1,386,226
840,000(b)	COLT Mortgage Loan Trust, Series 2024-6, Class B1, 7.495%, 11/25/69 (144A)	854,524
970,000(a)	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1B1, 7.714% (SOFR30A + 336 bps), 1/25/40 (144A)	993,649
1,240,000(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2B1, 7.464% (SOFR30A + 311 bps), 1/25/40 (144A)	1,265,581
1,720,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.35% (SOFR30A + 600 bps), 10/25/41 (144A)	1,795,015
2,922,000(a)	Connecticut Avenue Securities Trust, Series 2021-R02, Class 2B2, 10.55% (SOFR30A + 620 bps), 11/25/41 (144A)	3,056,636
1,510,000(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1B2, 9.85% (SOFR30A + 550 bps), 12/25/41 (144A)	1,573,952
3,420,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1B2, 10.35% (SOFR30A + 600 bps), 12/25/41 (144A)	3,587,785
2,650,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B2, 12.00% (SOFR30A + 765 bps), 1/25/42 (144A)	2,838,201
2,470,000(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 13.85% (SOFR30A + 950 bps), 3/25/42 (144A)	2,744,788
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
500,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B1, 8.85% (SOFR30A + 450 bps), 4/25/42 (144A)	$ 524,690
2,480,000(a)	Connecticut Avenue Securities Trust, Series 2022-R05, Class 2B2, 11.35% (SOFR30A + 700 bps), 4/25/42 (144A)	2,683,831
610,000(a)	Connecticut Avenue Securities Trust, Series 2022-R06, Class 1B2, 14.95% (SOFR30A + 1,060 bps), 5/25/42 (144A)	699,213
1,450,000(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B2, 8.35% (SOFR30A + 400 bps), 1/25/44 (144A)	1,508,868
510,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, 6.85% (SOFR30A + 250 bps), 2/25/44 (144A)	521,958
540,000(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B2, 8.05% (SOFR30A + 370 bps), 2/25/44 (144A)	556,528
430,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.30% (SOFR30A + 195 bps), 3/25/44 (144A)	433,491
1,825,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, 6.55% (SOFR30A + 220 bps), 5/25/44 (144A)	1,852,706
1,000,000(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, 6.00% (SOFR30A + 165 bps), 5/25/44 (144A)	1,004,948
680,000(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2B1, 6.35% (SOFR30A + 200 bps), 7/25/44 (144A)	682,521
874,832(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 5.50% (SOFR30A + 115 bps), 9/25/44 (144A)	876,473
229,079(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 5.40% (SOFR30A + 105 bps), 9/25/44 (144A)	229,007
800,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, 5.95% (SOFR30A + 160 bps), 9/25/44 (144A)	803,424
290,000(a)	Eagle Re, Ltd., Series 2021-2, Class M2, 8.60% (SOFR30A + 425 bps), 4/25/34 (144A)	299,218
240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.30% (SOFR30A + 395 bps), 9/26/33 (144A)	246,583
75,530(b)	FARM Mortgage Trust, Series 2021-1, Class B, 3.229%, 7/25/51 (144A)	57,392
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/259

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
151,172(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	$ 147,278
931,777(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-1, Class M, 4.75%, 7/25/58 (144A)	902,611
855,000(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-2, Class M, 4.75%, 8/25/58 (144A)	825,441
247,169(b)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	240,196
1,000,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA1, Class B2, 9.564% (SOFR30A + 521 bps), 1/25/50 (144A)	1,100,630
650,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA1, Class B2, 9.10% (SOFR30A + 475 bps), 1/25/51 (144A)	722,300
1,800,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class B2, 9.85% (SOFR30A + 550 bps), 1/25/34 (144A)	2,128,839
720,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA1, Class B2, 9.35% (SOFR30A + 500 bps), 8/25/33 (144A)	827,733
260,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA2, Class B2, 9.80% (SOFR30A + 545 bps), 12/25/33 (144A)	303,812
480,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 6.85% (SOFR30A + 250 bps), 1/25/42 (144A)	488,806
635,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B1, 10.00% (SOFR30A + 565 bps), 4/25/42 (144A)	678,539
2,500,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA3, Class B2, 14.10% (SOFR30A + 975 bps), 4/25/42 (144A)	2,779,245
520,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-HQA2, Class M2, 6.15% (SOFR30A + 180 bps), 8/25/44 (144A)	523,739
290,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2025-HQA1, Class M2, 6.00% (SOFR30A + 165 bps), 2/25/45 (144A)	291,146
1,810,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2018-HQA2, Class B2, 15.464% (SOFR30A + 1,111 bps), 10/25/48 (144A)	2,265,489
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
434,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.614% (SOFR30A + 826 bps), 7/25/49 (144A)	$ 494,434
350,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA4, Class B2, 10.714% (SOFR30A + 636 bps), 10/25/49 (144A)	392,489
1,500,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR1, Class B2, 12.814% (SOFR30A + 846 bps), 1/25/48 (144A)	1,778,363
1,950,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR3, Class B2, 9.22% (SOFR30A + 491 bps), 9/25/47 (144A)	2,114,499
580,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-FTR4, Class B2, 9.464% (SOFR30A + 511 bps), 11/25/47 (144A)	632,910
5,658,208(b)(e)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	72,114
510,000(b)	GCAT Trust, Series 2021-CM1, Class M1, 3.276%, 4/25/65 (144A)	440,389
1,980,000(b)	GCAT Trust, Series 2023-NQM2, Class B1, 6.949%, 11/25/67 (144A)	1,970,900
160,000(b)	GCAT Trust, Series 2024-NQM1, Class B1, 7.889%, 1/25/59 (144A)	162,444
750,000(a)	GS Mortgage-Backed Securities Trust, Series 2025-HE1, Class M3, 7.036% (SOFR30A + 245 bps), 10/25/55 (144A)	750,000
175,000(a)	Home Re, Ltd., Series 2022-1, Class B1, 13.35% (SOFR30A + 900 bps), 10/25/34 (144A)	195,533
825,000(b)	HOMES Trust, Series 2024-NQM1, Class B1A, 7.352%, 7/25/69 (144A)	836,017
3,548,397(b)(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.235%, 7/25/51 (144A)	47,033
205,000(b)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.277%, 9/25/56 (144A)	154,149
1,130,000(d)	Imperial Fund Mortgage Trust, Series 2022-NQM5, Class B1, 6.25%, 8/25/67 (144A)	1,111,133
940,000(b)	Imperial Fund Mortgage Trust, Series 2023-NQM1, Class B1, 8.055%, 2/25/68 (144A)	941,536
7,274,670(b)(e)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.115%, 12/25/51 (144A)	46,900
721,716(b)	JP Morgan Mortgage Trust, Series 2021-10, Class B4, 2.827%, 12/25/51 (144A)	553,038
6,160,878(b)(e)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.114%, 12/25/51 (144A)	38,822
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2511

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
227,964(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.15% (SOFR30A + 180 bps), 3/25/51 (144A)	$ 225,233
820,000(d)	LHOME Mortgage Trust, Series 2024-RTL1, Class A1, 7.017%, 1/25/29 (144A)	825,091
1,510,000(d)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	1,522,519
1,520,000(d)	LHOME Mortgage Trust, Series 2024-RTL3, Class A1, 6.90%, 5/25/29 (144A)	1,534,291
300,000(d)	MFA Trust, Series 2023-RTL2, Class A1, 8.498%, 11/25/28 (144A)	303,536
410,000(b)	MFA Trust, Series 2024-NQM2, Class B1A, 6.783%, 8/25/69 (144A)	408,537
1,480,000(b)	MFRA Trust, Series 2024-NQM3, Class B1, 7.614%, 12/25/69 (144A)	1,489,592
1,920,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2023-NQM1, Class B2, 7.389%, 9/25/68 (144A)	1,911,275
1,580,000(b)	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM1, Class B1, 7.845%, 12/25/68 (144A)	1,587,803
274,049(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.714% (SOFR30A + 336 bps), 10/25/49 (144A)	278,158
460,246(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 8.214% (SOFR30A + 386 bps), 3/25/50 (144A)	472,028
135,129(b)	New Residential Mortgage Loan Trust, Series 2017-4A, Class B4, 5.169%, 5/25/57 (144A)	128,016
150,000(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class B1, 9.85% (SOFR30A + 550 bps), 10/25/33 (144A)	153,896
300,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class B1, 8.75% (SOFR30A + 440 bps), 4/25/34 (144A)	306,473
170,000(b)	Onity Loan Investment Trust, Series 2024-HB2, Class M3, 5.00%, 8/25/37 (144A)	164,580
230,000(b)	PRKCM Trust, Series 2023-AFC3, Class B1, 7.773%, 9/25/58 (144A)	231,359
1,020,000(b)	PRPM, Series 2024-NQM3, Class B1, 7.429%, 8/25/69 (144A)	1,036,456
390,000(b)	PRPM Trust, Series 2023-NQM2, Class B1, 6.925%, 8/25/68 (144A)	389,551
1,430,000(b)	PRPM Trust, Series 2025-NQM1, Class B1, 7.782%, 11/25/69 (144A)	1,444,183
500,000(b)	PRPM Trust, Series 2025-NQM2, Class B1, 7.882%, 4/25/70 (144A)	507,455
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
129,708(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.05% (SOFR30A + 270 bps), 7/25/33 (144A)	$ 130,299
300,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1B, 8.70% (SOFR30A + 435 bps), 7/25/33 (144A)	309,368
154,447(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 6.35% (SOFR30A + 200 bps), 9/25/34 (144A)	154,588
360,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1B, 7.25% (SOFR30A + 290 bps), 9/25/34 (144A)	362,969
185,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, 7.50%, 2/25/30 (144A)	185,882
170,000(d)	Saluda Grade Alternative Mortgage Trust, Series 2024-RTL5, Class A1, 7.762%, 4/25/30 (144A)	171,523
699,000(a)	Saluda Grade Alternative Mortgage Trust, Series 2025-LOC4, Class M3, 7.30% (SOFR30A + 295 bps), 6/25/55 (144A)	698,993
600,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.964% (SOFR30A + 1,061 bps), 2/25/47 (144A)	744,775
250,000(b)	Towd Point Mortgage Trust, Series 2022-SJ1, Class B1, 5.25%, 3/25/62 (144A)	230,313
200,000(a)	Triangle Re, Ltd., Series 2021-3, Class M2, 8.10% (SOFR30A + 375 bps), 2/25/34 (144A)	203,443
290,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1B, 9.60% (SOFR30A + 525 bps), 11/25/33 (144A)	304,477
893,000(b)	Verus Securitization Trust, Series 2023-3, Class B1, 7.748%, 3/25/68 (144A)	894,902
1,990,000(b)	Verus Securitization Trust, Series 2023-3, Class B2, 7.748%, 3/25/68 (144A)	1,985,223
1,030,000(b)	Verus Securitization Trust, Series 2023-4, Class B1, 8.068%, 5/25/68 (144A)	1,034,120
560,000(b)	Verus Securitization Trust, Series 2023-5, Class B2, 8.001%, 6/25/68 (144A)	556,439
2,620,000(b)	Verus Securitization Trust, Series 2023-6, Class B1, 7.79%, 9/25/68 (144A)	2,634,317
550,000(b)	Verus Securitization Trust, Series 2023-7, Class B1, 7.887%, 10/25/68 (144A)	553,939
920,000(b)	Verus Securitization Trust, Series 2023-8, Class B1, 8.083%, 12/25/68 (144A)	937,645
530,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B1, 8.186%, 11/25/68 (144A)	537,532
730,000(b)	Verus Securitization Trust, Series 2023-INV3, Class B2, 8.186%, 11/25/68 (144A)	734,973
170,000(b)	Verus Securitization Trust, Series 2024-1, Class B1, 7.909%, 1/25/69 (144A)	172,436
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2513

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,100,000(b)	Verus Securitization Trust, Series 2024-2, Class B1, 7.864%, 2/25/69 (144A)	$ 1,115,151
686,000(b)	Verus Securitization Trust, Series 2024-3, Class B1, 8.028%, 4/25/69 (144A)	700,826
420,000(b)	Verus Securitization Trust, Series 2024-4, Class B1, 7.643%, 6/25/69 (144A)	428,451
510,000(b)	Verus Securitization Trust, Series 2024-5, Class B1, 7.793%, 6/25/69 (144A)	520,184
1,050,000(b)	Verus Securitization Trust, Series 2024-7, Class B1, 6.496%, 9/25/69 (144A)	1,040,609
170,000(b)	Vista Point Securitization Trust, Series 2020-2, Class M1, 3.401%, 4/25/65 (144A)	160,379
	Total Collateralized Mortgage Obligations (Cost $100,390,936)	$101,514,025

	Commercial Mortgage-Backed Securities—13.8% of Net Assets
1,880,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2025-BTR1, Class C, 8.042% (1 Month Term SOFR + 369 bps), 1/20/41 (144A)	$ 1,875,305
1,000,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class D, 6.656% (1 Month Term SOFR + 231 bps), 8/15/34 (144A)	998,132
464,577(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.028% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	463,022
685,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class B, 7.092% (1 Month Term SOFR + 275 bps), 5/15/39 (144A)	687,328
375,000(a)	BDS LLC, Series 2024-FL13, Class A, 5.927% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	375,897
510,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 5.98% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	510,319
1,700,000	BWAY Mortgage Trust, Series 2013-1515, Class D, 3.633%, 3/10/33 (144A)	1,533,239
617,889(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.033% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	619,962
1,590,000(a)	BX Commercial Mortgage Trust, Series 2024-SLCT, Class E, 7.732% (1 Month Term SOFR + 339 bps), 1/15/42 (144A)	1,574,104
1,080,000	BX Commercial Mortgage Trust 2025-BCAT, 7.85%, 8/15/42 (144A)	1,080,000
764,000(a)	BX Trust, Series 2021-ARIA, Class D, 6.352% (1 Month Term SOFR + 201 bps), 10/15/36 (144A)	764,000
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	BX Trust, Series 2021-ARIA, Class F, 7.05% (1 Month Term SOFR + 271 bps), 10/15/36 (144A)	$ 499,375
1,530,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.599% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	1,524,262
1,030,000(a)	BX Trust, Series 2025-LUNR, Class E, 8.292% (1 Month Term SOFR + 395 bps), 6/15/40 (144A)	1,033,780
1,423,828(a)	Extended Stay America Trust, Series 2021-ESH, Class F, 8.156% (1 Month Term SOFR + 381 bps), 7/15/38 (144A)	1,423,828
700,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 12.10% (SOFR30A + 775 bps), 1/25/51 (144A)	773,567
250,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.35% (SOFR30A + 400 bps), 11/25/51 (144A)	258,755
1,576,000(a)	FS Rialto, Series 2021-FL3, Class D, 6.954% (1 Month Term SOFR + 261 bps), 11/16/36 (144A)	1,576,621
2,160,000(a)	FS Rialto Issuer LLC, Series 2024-FL9, Class A, 5.981% (1 Month Term SOFR + 163 bps), 10/19/39 (144A)	2,155,358
1,110,000(a)	Greystone CRE Notes LLC, Series 2025-FL4, Class C, 7.23% (1 Month Term SOFR + 289 bps), 1/15/43 (144A)	1,107,353
1,380,000(a)	GSAT Trust, Series 2025-BMF, Class E, 7.642% (1 Month Term SOFR + 330 bps), 7/15/40 (144A)	1,380,413
150,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, 7.531% (1 Month Term SOFR + 319 bps), 5/15/37 (144A)	149,813
1,315,000(b)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.198%, 5/10/39 (144A)	1,348,570
100,000(b)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class D, 5.797%, 10/5/39 (144A)	99,064
473,070(a)	KREF, Ltd., Series 2022-FL3, Class A, 5.801% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	472,933
302,280(a)	LFT CRE, Ltd., Series 2021-FL1, Class A, 5.626% (1 Month Term SOFR + 128 bps), 6/15/39 (144A)	302,341
650,000	MCR Mortgage Trust, Series 2024-TWA, Class D, 7.402%, 6/12/39 (144A)	653,370
500,000	MCR Mortgage Trust, Series 2024-TWA, Class F, 10.382%, 6/12/39 (144A)	508,891
770,000(a)	MF1 LLC, Series 2024-FL14, Class A, 6.088% (1 Month Term SOFR + 174 bps), 3/19/39 (144A)	770,707
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 6.958% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	249,290
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2515

Schedule of Investments  |  7/31/25 (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,790,000(a)	MF1, Ltd., Series 2024-FL15, Class A, 6.038% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	$ 1,790,217
850,000(a)	MF1, Ltd., Series 2024-FL16, Class A, 5.891% (1 Month Term SOFR + 154 bps), 11/18/39 (144A)	851,380
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	250,386
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class E, 7.921% (1 Month Term SOFR + 358 bps), 7/15/36 (144A)	357,240
122,728(a)	PFP, Ltd., Series 2024-11, Class A, 6.168% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	123,009
1,140,000(b)	PRM Trust, Series 2025-PRM6, Class E, 6.583%, 7/5/33 (144A)	1,131,052
970,000(b)	PRM Trust, Series 2025-PRM6, Class F, 7.058%, 7/5/33 (144A)	956,158
210,000(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class B, 7.884% (1 Month Term SOFR + 353 bps), 10/25/39 (144A)	210,328
174,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	138,034
300,000(b)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	302,636
248,235(b)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M5, 4.29%, 2/25/50 (144A)	178,094
	Total Commercial Mortgage-Backed Securities (Cost $33,350,919)	$33,058,133

	Corporate Bonds — 0.0% of Net Assets
	Airlines — 0.0%†
52,203	British Airways Pass-Through Trust, 8.375%, 11/15/28 (144A)	$ 54,737
21,899	United Airlines Pass-Through Trust, 4.875%, 1/15/26	21,862
	Total Airlines	$76,599

	Total Corporate Bonds (Cost $74,102)	$76,599

	U.S. Government and Agency Obligations — 17.0% of Net Assets
2,700,000	Federal National Mortgage Association, 3.000%, 8/1/55 (TBA)	$ 2,310,260
2,600,000	Federal National Mortgage Association, 3.500%, 8/1/55 (TBA)	2,322,393
3,600,000	Federal National Mortgage Association, 5.000%, 8/15/55 (TBA)	3,503,512
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,300,000	Federal National Mortgage Association, 5.500%, 8/15/40 (TBA)	$ 2,338,705
4,700,000	Federal National Mortgage Association, 5.500%, 8/15/55 (TBA)	4,675,117
2,300,000	Federal National Mortgage Association, 6.000%, 8/1/55 (TBA)	2,331,790
1,100,000	Federal National Mortgage Association, 6.500%, 8/15/55 (TBA)	1,134,554
2,300,000	Government National Mortgage Association, 6.000%, 8/15/55 (TBA)	2,330,815
2,300,000	Government National Mortgage Association, 6.500%, 8/15/55 (TBA)	2,360,724
4,400,000(f)	U.S. Treasury Bills, 8/5/25	4,397,890
1,000,000(f)	U.S. Treasury Bills, 8/19/25	997,857
12,000,000(f)	U.S. Treasury Bills, 8/26/25	11,964,183
	Total U.S. Government and Agency Obligations (Cost $40,645,104)	$40,667,800

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 108.8% (Cost $258,983,932)	$260,708,853
	OTHER ASSETS AND LIABILITIES — (8.8)%	$(21,152,706)
	net assets — 100.0%	$239,556,147

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
PRIME	U.S. Federal Funds Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $219,327,007, or 91.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2025.
(b)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2025.
(c)	Security is in default.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at July 31, 2025.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2517

Schedule of Investments  |  7/31/25 (continued)
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
83	U.S. 2 Year Note (CBT)	9/30/25	$17,198,072	$17,179,703	$(18,369)
43	U.S. 5 Year Note (CBT)	9/30/25	4,640,413	4,651,391	10,978
			$21,838,485	$21,831,094	$(7,391)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
27	U.S. 10 Year Ultra Bond (CBT)	9/19/25	$(3,074,381)	$(3,053,110)	$21,271
19	U.S. Long Bond (CBT)	9/19/25	(2,175,744)	(2,169,562)	6,182
			$(5,250,125)	$(5,222,672)	$27,453
TOTAL FUTURES CONTRACTS			$16,588,360	$16,608,422	$20,062
CBT	Chicago Board of Trade.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended July 31, 2025, aggregated $157,895,328 and $17,538,545, respectively.
At July 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $258,990,580 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,922,963
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,204,690)
Net unrealized appreciation	$1,718,273
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$85,365,296	$27,000	$85,392,296
Collateralized Mortgage Obligations	—	101,514,025	—	101,514,025
Commercial Mortgage-Backed Securities	—	33,058,133	—	33,058,133
Corporate Bonds	—	76,599	—	76,599
U.S. Government and Agency Obligations	—	40,667,800	—	40,667,800
Total Investments in Securities	$—	$260,681,853	$27,000	$260,708,853
Other Financial Instruments
Net unrealized appreciation on futures contracts	$20,062	$—	$—	$20,062
Total Other Financial Instruments	$20,062	$—	$—	$20,062
During the year ended July 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2519

Statement of Assets and Liabilities  |  7/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $258,983,932)	$260,708,853
Cash	1,333,567
Futures collateral	728,859
Due from broker for futures	16,242
Receivables —
Investment securities sold	89,429
Fund shares sold	1,630,498
Interest	805,987
Due from the Adviser	167,154
Other assets	37,589
Total assets	$265,518,178
LIABILITIES:
Payables —
Investment securities purchased	$24,816,205
Fund shares repurchased	780,377
Distributions	12,395
Trustees’ fees	640
Variation margin for futures contracts	16,242
Management fees	155,256
Administrative expenses	9,141
Distribution fees	240
Accrued expenses	171,535
Total liabilities	$25,962,031
NET ASSETS:
Paid-in capital	$238,096,794
Distributable earnings	1,459,353
Net assets	$239,556,147
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $2,346,769/244,226 shares)	$9.61
Class Y* (based on $237,209,378/24,689,319 shares)	$9.61
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.61 net asset value per share/100%-2.25% maximum sales charge)	$9.83

*	Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Securitized Income Fund | Annual | 7/31/25

Statement of Operations FOR THE YEAR ENDED 7/31/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$11,696,819
Total Investment Income		$11,696,819
EXPENSES:
Management fees	$862,355
Administrative expenses	59,616
Transfer agent fees
Class A*	414
Class Y*	184,968
Distribution fees
Class A*	3,709
Shareholder communications expense	7,172
Custodian fees	1,322
Registration fees	102,633
Professional fees	94,860
Printing expense	17,825
Officers’ and Trustees’ fees	7,913
Insurance expense	2,769
Miscellaneous	11,420
Total expenses		$1,356,976
Less fees waived and expenses reimbursed by the Adviser		(334,120)
Net expenses		$1,022,856
Net investment income		$10,673,963
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$74,498
Futures contracts	15,566	$90,064
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$1,760,036
Futures contracts	(152,332)	$1,607,704
Net realized and unrealized gain (loss) on investments		$1,697,768
Net increase in net assets resulting from operations		$12,371,731

*	Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2521

Statement of Changes in Net Assets
	Year Ended 7/31/25	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$10,673,963	$2,715,106
Net realized gain (loss) on investments	90,064	(180,751)
Change in net unrealized appreciation (depreciation) on investments	1,607,704	1,864,198
Net increase in net assets resulting from operations	$12,371,731	$4,398,553
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.62 and $0.66 per share, respectively)	$(95,432)	$(158,696)
Class Y* ($0.64 and $0.69 per share, respectively)	(10,363,568)	(2,490,330)
Total distributions to shareholders	$(10,459,000)	$(2,649,026)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$204,141,698	$82,350,845
Reinvestment of distributions	10,273,303	2,322,764
Cost of shares repurchased	(63,448,490)	(23,407,215)
Net increase in net assets resulting from Fund share transactions	$150,966,511	$61,266,394
Net increase in net assets	$152,879,242	$63,015,921
NET ASSETS:
Beginning of year	$86,676,905	$23,660,984
End of year	$239,556,147	$86,676,905

*	Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Securitized Income Fund | Annual | 7/31/25

	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A*
Shares sold	215,240	$2,051,494	71,848	$667,232
Reinvestment of distributions	8,412	80,363	14,198	131,443
Less shares repurchased	(107,852)	(1,026,401)	(190,989)	(1,791,065)
Net increase (decrease)	115,800	$1,105,456	(104,943)	$(992,390)
Class Y*
Shares sold	21,176,345	$202,090,204	8,710,180	$81,683,613
Reinvestment of distributions	1,067,333	10,192,940	234,722	2,191,321
Less shares repurchased	(6,546,664)	(62,422,089)	(2,313,557)	(21,616,150)
Net increase	15,697,014	$149,861,055	6,631,345	$62,258,784

*	Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2523

Financial Highlights
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	7/2/21 to 7/31/21*
Class A**
Net asset value, beginning of period	$9.50	$9.12	$9.43	$10.11	$10.12
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.63	$0.67	$0.66	$0.45	$0.04
Net realized and unrealized gain (loss) on investments	0.10	0.37	(0.19)	(0.55)	(0.01)
Net increase (decrease) from investment operations	$0.73	$1.04	$0.47	$(0.10)	$0.03
Distributions to shareholders:
Net investment income	$(0.62)	$(0.66)	$(0.63)	$(0.45)	$(0.04)
Net realized gain	—	—	(0.15)	(0.13)	—
Total distributions	$(0.62)	$(0.66)	$(0.78)	$(0.58)	$(0.04)
Net increase (decrease) in net asset value	$0.11	$0.38	$(0.31)	$(0.68)	$(0.01)
Net asset value, end of period	$9.61	$9.50	$9.12	$9.43	$10.11
Total return (b)	7.89%	11.88%	5.36%	(1.03)%	0.27%(c)
Ratio of net expenses to average net assets	0.90%	0.90%	0.90%	0.88%	0.90%(d)
Ratio of net investment income (loss) to average net assets	6.58%	7.22%	7.19%	4.58%	4.56%(d)
Portfolio turnover rate	12%	30%	38%	36%	59%(c)
Net assets, end of period (in thousands)	$2,347	$1,221	$2,127	$2,031	$2,029
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.06%	1.45%	1.87%	1.97%	5.42%(d)
Net investment income (loss) to average net assets	6.42%	6.67%	6.22%	3.49%	0.04%(d)
*	Class A commenced operations on July 2, 2021.
**	Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Securitized Income Fund | Annual | 7/31/25

	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y*
Net asset value, beginning of period	$9.50	$9.12	$9.44	$10.11	$8.67
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.65	$0.68	$0.67	$0.48	$0.45
Net realized and unrealized gain (loss) on investments	0.10	0.39	(0.18)	(0.54)	1.60
Net increase (decrease) from investment operations	$0.75	$1.07	$0.49	$(0.06)	$2.05
Distributions to shareholders:
Net investment income	$(0.64)	$(0.69)	$(0.66)	$(0.48)	$(0.45)
Net realized gain	—	—	(0.15)	(0.13)	(0.16)
Total distributions	$(0.64)	$(0.69)	$(0.81)	$(0.61)	$(0.61)
Net increase (decrease) in net asset value	$0.11	$0.38	$(0.32)	$(0.67)	$1.44
Net asset value, end of period	$9.61	$9.50	$9.12	$9.44	$10.11
Total return (b)	8.15%	12.16%	5.51%	(0.68)%	24.32%
Ratio of net expenses to average net assets	0.65%	0.65%	0.65%	0.65%	0.96%
Ratio of net investment income (loss) to average net assets	6.81%	7.29%	7.39%	4.88%	4.69%
Portfolio turnover rate	12%	30%	38%	36%	59%
Net assets, end of period (in thousands)	$237,209	$85,456	$21,534	$24,428	$19,958
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.86%	1.26%	1.64%	1.76%	2.50%
Net investment income (loss) to average net assets	6.60%	6.68%	6.40%	3.77%	3.15%
*	Pioneer Securitized Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2525

Notes to Financial Statements  |  7/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Securitized Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Securitized Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A and Class Y shares in exchange for the Fund's Class A and Class Y shares, respectively, on May 2, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on April 28, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is total return.
The Fund offers two classes of shares designated as Class A and Class Y shares. All of the net assets of common shares of the predecessor of the Predecessor Fund, which commenced operations on December 10, 2019, were transferred in exchange for Class Y shares of the Predecessor Fund on June 30, 2021. Class A shares commenced operations on July 2, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to May 2, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned
26Victory Pioneer Securitized Income Fund | Annual | 7/31/25

subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective May 2, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 9). Prior to May 2, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective May 2, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2527

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the ﬁnancial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a signiﬁcant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a signiﬁcant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tarrifs or trading
28Victory Pioneer Securitized Income Fund | Annual | 7/31/25

halts. Thus, the valuation of the Fund’s securities may differ signiﬁcantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of July 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
Victory Pioneer Securitized Income Fund | Annual | 7/31/2529

statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
At July 31, 2025, the Fund was permitted to carry forward indefinitely $55,812 of short-term losses and $355,083 of long-term losses.
During the year ended July 31, 2025, a capital loss carryforward of $59,265 was utilized to offset net realized gains by the Fund.
The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$10,459,000	$2,649,026
Total	$10,459,000	$2,649,026
The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$164,370
Capital loss carryforward	(410,895)
Other book/tax temporary differences	(12,395)
Net unrealized appreciation	1,718,273
Total	$1,459,353
The difference between book-basis and tax-basis net unrealized depreciation is attributable to defaulted bond adjustments, and the mark to market of futures contracts.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $465 in underwriting commissions on the sale of Class A shares during the year ended July 31, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 5). All expenses and fees paid to the Fund’s transfer agent for its services are
30Victory Pioneer Securitized Income Fund | Annual | 7/31/25

allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on
Victory Pioneer Securitized Income Fund | Annual | 7/31/2531

Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in interest rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s holdings with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity, the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund, or a counterparty to a financial contract with the Fund, defaults on its obligation to pay principal and/or interest, has its credit rating downgraded, is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
32Victory Pioneer Securitized Income Fund | Annual | 7/31/25

The Fund’s investments in foreign markets and countries with limited developing markets, may subject the Fund to a greater degree of risk than investments in developed markets. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more
Victory Pioneer Securitized Income Fund | Annual | 7/31/2533

difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Normally, the Fund invests at least 80% of its net assets in securitized asset instruments. The Fund invests in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
34Victory Pioneer Securitized Income Fund | Annual | 7/31/25

With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, “TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA
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transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of July 31, 2025, no collateral was pledged or paid by the Fund.
H.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at July 31, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With
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futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the year ended July 31, 2025 were $26,562,777 and $1,118,945, respectively. Open futures contracts outstanding at July 31, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.55% of the Fund’s average daily net assets up to $1 billion and 0.50% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.55% of the Predecessor Fund's average daily net assets up to $1 billion and 0.50% of the Predecessor Fund's average daily net assets over $1 billion. For the year ended July 31, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.55% of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.90%, and 0.65% of the Fund's Class A and Class Y shares, respectively. These expense limitations are in effect through  April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. Prior to the Reorganization, the Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Predecessor Fund expenses to 0.90% and 0.65% of the average daily net assets attributable to Class A and Class Y shares, respectively. Fees waived and expenses
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reimbursed during the year ended July 31, 2025 are reflected in the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $155,256 in management fees payable to the Adviser at July 31, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended July 31, 2025, the Fund paid $7,913 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At July 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $640 and a payable for administrative expenses of $9,141, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended July 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$560
Class Y	6,612
Total	$7,172
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. Pursuant
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to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Reflected on the Statement of Assets and Liabilities is $240 in distribution fees payable to the Distributor at July 31, 2025.
In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the year ended July 31, 2025, no CDSCs were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the year ended July 31, 2025, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors
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speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Net unrealized appreciation on futures contracts^	$20,062	$—	$—	$—	$—
Total Value	$20,062	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at July 31, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$15,566	$—	$—	$—	$—
Total Value	$15,566	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(152,332)	$—	$—	$—	$—
Total Value	$(152,332)	$—	$—	$—	$—
8. Reorganization
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A and Class Y shares of the Predecessor Fund received Class A and Class Y shares
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of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $196,984,676 and an identified cost of $197,516,489 at May 2, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund.
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Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Series Trust IV) and the Shareholders of Victory Pioneer Securitized Income Fund (formerly Pioneer Securitized Income Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Securitized Income Fund (formerly Pioneer Securitized Income Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Series Trust IV), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended July 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are
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required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 24, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
Qualified interest income is exempt from nonresident alien (NRA) tax withholding. The percentage of the Fund’s ordinary income distributions derived from qualified interest income was 96.68%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Securitized Income Fund was held on March 27, 2025, which reconvened on April 28,  2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Securitized Income Fund reorganized into Victory Pioneer Securitized Income Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Victory Pioneer Securitized Income Fund	8,489,794	6,859,471	259,228	1,371,095
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Securitized Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Securitized Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement.  These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement,
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the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)    that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii)    representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)    that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)    Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)    the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)    that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)    that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi)    that Victory Capital had acquired and integrated several investment management companies;
(xii)    that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)    the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
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other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to
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its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular
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reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory
Victory Pioneer Securitized Income Fund | Annual | 7/31/2551

Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
52Victory Pioneer Securitized Income Fund | Annual | 7/31/25

management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Securitized Income Fund | Annual | 7/31/2553

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 32216-AFR-0925

Victory Pioneer Solutions - Balanced Fund*
(successor to Pioneer Solutions - Balanced Fund)*
Annual: Full Financials | July 31, 2025
* Effective April 1, 2025, during the annual reporting period covered by this report, Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Solutions - Balanced Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of Victory Pioneer Solutions - Balanced Fund.

visit us: vcm.com

Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/251

Schedule of Investments  |  7/31/25
Shares		Value
	SHORT TERM INVESTMENTS — 0.4% of Net Assets
	Open-End Fund — 0.4%
1,771,075(a)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 1,771,075
		$1,771,075

	TOTAL SHORT TERM INVESTMENTS (Cost $1,771,075)	$1,771,075

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 0.4% (Cost $1,771,075)	$1,771,075
		Net Realized Gain (Loss) for the year ended 7/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 7/31/25	Capital Gain Distributions for the year ended 7/31/25	Dividend Income for the year ended 7/31/25	Value
	Affiliated Issuers — 99.6%*
	Mutual Funds — 99.6% of Net Assets
—	Victory Pioneer Global Growth Fund Class Y	$(61,506)	$—	$95,775	$630	$ —
1,510,604	Victory Pioneer Balanced Fund Class R6	485,363	596,315	71,118	412,759	17,553,222
4,170,552	Victory Pioneer Bond Fund Class R6	294,227	(36,789)	—	1,456,043	34,907,521
1,800,228	Victory Pioneer CAT Bond Fund Class R6	(170,345)	610,884	—	1,886,701	20,360,579
179,951	Victory Pioneer Disciplined Value Fund Class R6	(4,748)	135,854	64,757	77,580	2,873,824
123,455	Victory Pioneer Equity Income Fund Class R6	(464,724)	(548,628)	1,203,711	98,117	3,087,621
1,952,997	Victory Pioneer Equity Premium Income Fund Class R6	(13,168)	328,775	—	1,901,668	24,744,478
68,909	Victory Pioneer Fund Class R6	566,857	(22,825)	461,437	32,521	3,162,915
33,709	Victory Pioneer Fundamental Growth Fund Class R6	(769)	101,190	53,145	—	1,306,912
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

Shares		Net Realized Gain (Loss) for the year ended 7/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 7/31/25	Capital Gain Distributions for the year ended 7/31/25	Dividend Income for the year ended 7/31/25	Value
	Mutual Funds— (continued)
3,378,262	Victory Pioneer Global Equity Fund Class R6	$2,896,320	$5,374,079	$4,030,366	$1,579,739	$ 75,537,936
—	Victory Pioneer Global Value Fund Class Y	(49,196)	—	74,329	6,395	—
1,680,005	Victory Pioneer International Equity Fund Class R6	1,591,515	3,694,307	411,519	674,222	51,055,362
—	Victory Pioneer Intrinsic Value Fund Class Y	(59,002)	—	67,326	7,132	—
9,416,896	Victory Pioneer Multi-Asset Income Fund Class R6	(106,536)	7,923,035	—	7,919,344	121,572,131
2,085,488	Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6	76,005	(110,405)	—	1,154,969	20,187,520
1,327,725	Victory Pioneer Securitized Income Fund Class Y	(430)	140,057	—	719,685	12,759,436
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/253

Schedule of Investments  |  7/31/25 (continued)
Shares		Net Realized Gain (Loss) for the year ended 7/31/25	Change in Unrealized Appreciation (Depreciation) for the year ended 7/31/25	Capital Gain Distributions for the year ended 7/31/25	Dividend Income for the year ended 7/31/25	Value
	Mutual Funds— (continued)
1,806,869	Victory Pioneer Short Term Income Fund Class R6	$149,798	$(139,844)	$—	$1,007,097	$ 16,135,339
60,958	Victory Pioneer Strategic Income Fund Class R6	4,851	2,041	—	45,599	591,289
	Total Mutual Funds (Cost $340,583,506)	$5,134,512	$18,048,046	$6,533,483	$18,980,201	$405,836,085

	Total Investments in Affiliated Issuers — 99.6% (Cost $340,583,506)	$5,134,512	$18,048,046	$6,533,483	$18,980,201	$405,836,085
	OTHER ASSETS AND LIABILITIES — 0.0%†					$60,266
	net assets — 100.0%					$407,667,426

(a)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
*	Affiliated funds managed by Victory Capital Management, Inc. (the “Adviser”).
†	Amount rounds to less than 0.1%.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the year ended July 31, 2025, aggregated $90,406,239 and $95,717,923, respectively.
At July 31, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $346,563,323 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$65,500,756
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,456,919)
Net unrealized appreciation	$61,043,837
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,771,075	$—	$—	$1,771,075
Affiliated Mutual Funds	405,836,085	—	—	405,836,085
Total Investments in Securities	$407,607,160	$—	$—	$407,607,160
During the year ended July 31, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/255

Statement of Assets and Liabilities  |  7/31/25
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,771,075)	$1,771,075
Investments in affiliated issuers, at value (cost $340,583,506)	405,836,085
Receivables —
Investment securities sold	334,898
Fund shares sold	23,787
Dividends	4,135
Other assets	24,204
Total assets	$407,994,184
LIABILITIES:
Payables —
Fund shares repurchased	$181,688
Trustees’ fees	1,182
Professional fees	42,822
Transfer agent fees	25,597
Administrative expenses	18,880
Distribution fees	56,574
Accrued expenses	15
Total liabilities	$326,758
NET ASSETS:
Paid-in capital	$338,786,417
Distributable earnings	68,881,009
Net assets	$407,667,426
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $355,090,693/27,811,611 shares)	$12.77
Class C* (based on $39,266,331/3,490,965 shares)	$11.25
Class Y* (based on $13,310,402/1,021,659 shares)	$13.03
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $12.77 net asset value per share/100%-5.75% maximum sales charge)	$13.55

*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

Statement of Operations FOR THE YEAR ENDED 7/31/25
INVESTMENT INCOME:
Dividends from underlying affiliated funds	$18,980,201
Dividends from unaffiliated issuers	101,284
Total Investment Income		$19,081,485
EXPENSES:
Administrative expenses	$187,401
Transfer agent fees
Class A*	115,656
Class C*	7,128
Class R*	230
Class Y*	5,388
Distribution fees
Class A*	859,773
Class C*	383,736
Class R*	4,265
Shareholder communications expense	44,165
Registration fees	74,433
Professional fees	46,717
Printing expense	27,191
Officers’ and Trustees’ fees	15,391
Insurance expense	8,192
Miscellaneous	39,606
Total expenses		$1,819,272
Net investment income		$17,262,213
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in underlying affiliated funds	$5,134,512
Capital gain on distributions from underlying affiliated funds	6,533,483	$11,667,995
Change in net unrealized appreciation (depreciation) on:
Investments in underlying affiliated funds		$18,048,046
Net realized and unrealized gain (loss) on investments		$29,716,041
Net increase in net assets resulting from operations		$46,978,254

*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/257

Statements of Changes in Net Assets
	Year Ended 7/31/25	Year Ended 7/31/24
FROM OPERATIONS:
Net investment income (loss)	$17,262,213	$15,476,168
Net realized gain (loss) on investments	11,667,995	2,442,290
Change in net unrealized appreciation (depreciation) on investments	18,048,046	25,223,394
Net increase in net assets resulting from operations	$46,978,254	$43,141,852
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.57 and $0.43 per share, respectively)	$(16,085,388)	$(12,832,231)
Class C* ($0.49 and $0.36 per share, respectively)	(1,741,074)	(1,422,462)
Class R* ($0.54 and $0.41 per share, respectively)	(58,216)	(44,505)
Class Y* ($0.60 and $0.45 per share, respectively)	(242,582)	(150,672)
Total distributions to shareholders	$(18,127,260)	$(14,449,870)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$30,120,479	$21,877,742
Reinvestment of distributions	17,973,627	14,299,819
Cost of shares repurchased	(60,115,723)	(58,273,409)
Net decrease in net assets resulting from Fund share transactions	$(12,021,617)	$(22,095,848)
Net increase in net assets	$16,829,377	$6,596,134
NET ASSETS:
Beginning of year	$390,838,049	$384,241,915
End of year	$407,667,426	$390,838,049

*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

	Year Ended 7/31/25 Shares	Year Ended 7/31/25 Amount	Year Ended 7/31/24 Shares	Year Ended 7/31/24 Amount
Class A*
Shares sold	1,362,422	$16,204,593	1,236,501	$13,824,070
Reinvestment of distributions	1,415,734	15,940,911	1,161,807	12,698,552
Less shares repurchased	(4,027,597)	(48,218,085)	(4,159,135)	(46,395,071)
Net decrease	(1,249,441)	$(16,072,581)	(1,760,827)	$(19,872,449)
Class C*
Shares sold	417,000	$4,381,499	316,902	$3,137,045
Reinvestment of distributions	174,807	1,741,074	146,194	1,422,462
Less shares repurchased	(802,540)	(8,443,348)	(889,705)	(8,866,595)
Net decrease	(210,733)	$(2,320,775)	(426,609)	$(4,307,088)
Class R*
Shares sold	4,885	$57,335	13,716	$153,255
Reinvestment of distributions	5,212	58,216	4,102	44,505
Less shares repurchased	(115,030)	(1,341,133)	(18,127)	(207,113)
Net decrease	(104,933)	$(1,225,582)	(309)	$(9,353)
Class Y*
Shares sold	749,960	$9,477,052	415,838	$4,763,372
Reinvestment of distributions	20,333	233,426	12,055	134,300
Less shares repurchased	(170,052)	(2,113,157)	(246,535)	(2,804,630)
Net increase	600,241	$7,597,321	181,358	$2,093,042

*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/259

Financial Highlights
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class A*
Net asset value, beginning of period	$11.89	$11.03	$11.55	$13.20	$10.93
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.54	$0.46	$0.38	$0.37	$0.24
Net realized and unrealized gain (loss) on investments	0.91	0.83	0.55	(1.22)	2.36
Net increase (decrease) from investment operations	$1.45	$1.29	$0.93	$(0.85)	$2.60
Distributions to shareholders:
Net investment income	$(0.57)	$(0.43)	$(0.36)	$(0.45)	$(0.26)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)
Total distributions	$(0.57)	$(0.43)	$(1.45)	$(0.80)	$(0.33)
Net increase (decrease) in net asset value	$0.88	$0.86	$(0.52)	$(1.65)	$2.27
Net asset value, end of period	$12.77	$11.89	$11.03	$11.55	$13.20
Total return (b)	12.85%	12.07%	9.03%(c)	(6.98)%	24.15%
Ratio of net expenses to average net assets†	0.40%	0.43%	0.46%	0.44%	0.46%
Ratio of net investment income (loss) to average net assets†^	4.51%	4.15%	3.44%	2.93%	1.95%
Portfolio turnover rate	23%	30%	57%	51%	24%
Net assets, end of period (in thousands)	$355,091	$345,496	$339,852	$339,265	$395,303
*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A and Class A shares of the Fund, respectively.
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.93%.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class C*
Net asset value, beginning of period	$10.53	$9.82	$10.44	$11.99	$9.94
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.40	$0.34	$0.27	$0.25	$0.14
Net realized and unrealized gain (loss) on investments	0.81	0.73	0.48	(1.10)	2.15
Net increase (decrease) from investment operations	$1.21	$1.07	$0.75	$(0.85)	$2.29
Distributions to shareholders:
Net investment income	$(0.49)	$(0.36)	$(0.28)	$(0.35)	$(0.17)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)
Total distributions	$(0.49)	$(0.36)	$(1.37)	$(0.70)	$(0.24)
Net increase (decrease) in net asset value	$0.72	$0.71	$(0.62)	$(1.55)	$2.05
Net asset value, end of period	$11.25	$10.53	$9.82	$10.44	$11.99
Total return (b)	12.09%	11.22%	8.14%(c)	(7.62)%	23.34%
Ratio of net expenses to average net assets†	1.13%	1.17%	1.19%	1.16%	1.18%
Ratio of net investment income (loss) to average net assets†^	3.77%	3.41%	2.71%	2.19%	1.29%
Portfolio turnover rate	23%	30%	57%	51%	24%
Net assets, end of period (in thousands)	$39,266	$38,997	$40,542	$43,133	$58,428
*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2511

Financial Highlights  (continued)
	Year Ended 7/31/25	Year Ended 7/31/24	Year Ended 7/31/23	Year Ended 7/31/22	Year Ended 7/31/21
Class Y*
Net asset value, beginning of period	$12.12	$11.24	$11.77	$13.42	$11.11
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.55	$0.51	$0.41	$0.41	$0.26
Net realized and unrealized gain (loss) on investments	0.96	0.82	0.54	(1.22)	2.41
Net increase (decrease) from investment operations	$1.51	$1.33	$0.95	$(0.81)	$2.67
Distributions to shareholders:
Net investment income	$(0.60)	$(0.45)	$(0.39)	$(0.49)	$(0.29)
Net realized gain	—	—	(1.09)	(0.35)	(0.07)
Total distributions	$(0.60)	$(0.45)	$(1.48)	$(0.84)	$(0.36)
Net increase (decrease) in net asset value	$0.91	$0.88	$(0.53)	$(1.65)	$2.31
Net asset value, end of period	$13.03	$12.12	$11.24	$11.77	$13.42
Total return (b)	13.08%	12.21%	9.08%(c)	(6.61)%	24.41%
Ratio of net expenses to average net assets†	0.21%	0.25%	0.34%	0.14%	0.19%
Ratio of net investment income (loss) to average net assets†^	4.44%	4.48%	3.67%	3.22%	2.06%
Portfolio turnover rate	23%	30%	57%	51%	24%
Net assets, end of period (in thousands)	$13,310	$5,109	$2,698	$2,708	$2,733
*	Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
†	In addition to the expenses which the Fund bears directly, the Fund indirectly bears pro rata shares of the expenses of the funds in which the Fund invests. Because each of the underlying funds bears its own varying expense levels and because the Fund may own differing proportions of each fund at different times, the amount of expenses incurred indirectly by the Fund will vary from time to time.
^	Ratios do not reflect the Fund’s proportionate share of the income and expenses of the underlying funds.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the year ended July 31, 2023, the Fund’s total return includes a voluntary reimbursement by the Adviser. If the Fund had not been reimbursed by the Adviser, the total return would have been 8.98%.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

Notes to Financial Statements  |  7/31/25
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Solutions - Balanced Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Solutions- Balanced Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of its Class A, Class C, Class R and Class Y shares in exchange for the Fund's Class A, Class C, Class A and Class Y shares, respectively, on April 1, 2025, pursuant to an agreement and plan of reorganization (the “Reorganization”), which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund's operations. The investment objective of the Fund is to seek long-term capital growth and current income.
The Fund is a “fund of funds”. The Fund seeks to achieve its investment objective by investing in other funds (“underlying funds”) managed by the Adviser. The Fund indirectly pays a portion of the expenses incurred by underlying funds. Consequently, an investment in the Fund entails more direct and indirect expenses than direct investment in the applicable underlying funds.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2513

(“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser (See Note 7). Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor. Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
14Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, financial condition, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs, or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities for which the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2515

C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated from the effects of changes in the market prices of those securities on the Statement of Operations, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of July 31, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
During the year ended July 31, 2025, a capital loss carryforward of $9,649,040 was utilized to offset net realized gains by the Fund.
The tax character of distributions paid during the years ended July 31, 2025 and July 31, 2024, was as follows:
	2025	2024
Distributions paid from:
Ordinary income	$18,127,260	$14,449,870
Total	$18,127,260	$14,449,870
16Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

The following shows the components of distributable earnings (losses) on a federal income tax basis at July 31, 2025:
2025
Distributable earnings/(losses):
Undistributed ordinary income	$6,768,942
Undistributed long-term capital gains	1,068,230
Net unrealized appreciation	61,043,837
Total	$68,881,009
The differences between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on mutual fund holdings.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $17,866 in underwriting commissions on the sale of Class A shares during the year ended July 31, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2517

the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability may continue for some time. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund is a fund of funds that invests in other investment companies managed by the Adviser. Investing in other investment companies, including exchange-traded funds (ETFs), subjects the Fund to the risks of investing in the underlying securities or assets held by those funds. Each underlying fund pursues its own investment objectives and strategies and may not achieve its objectives. When investing in another fund, the Fund will bear a pro rata portion of the underlying fund’s expenses, including management fees, in addition to its own expenses. Underlying funds may themselves invest in other investment companies. The Fund
18Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

may invest a significant portion of its assets in a single underlying fund. Therefore, the performance of a single underlying fund can have a significant effect on the performance of the Fund and the price of its shares. The Adviser may be subject to potential conflicts of interest in selecting underlying funds because the management fees paid to it by some affiliated underlying funds are higher than the fees paid by other affiliated and unaffiliated underlying funds. The portfolio managers may also be subject to conflicts of interest in allocating fund assets among underlying funds because the Fund’s portfolio management team may also manage some of the underlying funds. ETFs are bought and sold based on market prices and can trade at a premium or a discount to the ETF’s net asset value. Mutual funds and ETFs that invest in commodities may be subject to regulatory trading limits that could affect the value of their securities.
Some of the underlying funds can invest in either high yield securities or small/emerging growth companies. Investments in these types of securities generally are subject to greater volatility than either higher-grade securities or more established companies in more developed markets, respectively.
Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Some of the underlying funds’ investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law, and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
In response to the military action by Russia against Ukraine commencing in 2022, the United States and other countries issued broad-ranging
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2519

economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund. In particular, securities and commodities, such as oil, natural gas and food commodities, with exposure to Russian issuers or issuers in other countries affected by the invasion are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these intermediaries may in turn rely on their service providers, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser, service providers or intermediaries may cause disruptions and impact business operations. This may cause financial losses; interference with the Fund’s ability to calculate its net asset value; impediments to trading; the inability of Fund shareholders to effect share purchases; redemptions or exchanges or receive distributions; loss of or unauthorized access to private shareholder information; and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. The Fund does not pay a direct management fee to the Adviser. The Fund bears a pro rata portion of the
20Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

fees and expenses, including management fees, of each underlying fund in which the Fund invests. The Fund invests in funds managed by the Adviser.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.43%, 1.17%, and 0.25% of the Fund’s Class A, Class C, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund’s Board of Trustees.
In addition, under the Fund’s management and administration agreements with the Adviser, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the year ended July 31, 2025, the Fund paid $15,391 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At July 31, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1,182 and a payable for administrative expenses of $18,880, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2521

In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the year ended July 31, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$38,151
Class C	4,760
Class R	148
Class Y	1,106
Total	$44,165
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Predecessor Fund further paid the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $56,574 in distribution fees payable to the Distributor at July 31, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A or Class Y shares. Proceeds from the CDSCs were paid to the Predecessor Fund’s distributor and are paid to the Distributor. For the year ended July 31, 2025, CDSCs in the amount of $3,282 were paid to Amundi Distributor US, Inc., the Predecessor Fund's distributor.
22Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

6. Transactions in Underlying Funds
An affiliated issuer is a company in which the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company which is under common ownership or control. At July 31, 2025, the value of the Fund’s investments in affiliated issuers was $405,836,085, which represents 99.6% of the Fund’s net assets.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2523

Transactions in affiliated issuers by the Fund for the year ended July 31, 2025 were as follows:
Name of the Affiliated Issuer	Value at July 31, 2024	Purchases Costs	Change in net unrealized appreciation/ (depreciation)	Net Realized Gain/(Loss)	Dividends Received and Reinvested	Sales Proceeds	Shares held at July 31, 2025	Value at July 31, 2025
Victory Pioneer Global Growth Fund Class Y	$—	$395,775	$—	$(61,506)	$630	$334,899	—	$—
Victory Pioneer Balanced Fund Class R6	19,472,646	71,117	596,315	485,363	412,759	3,484,978	1,510,604	17,553,222
Victory Pioneer Bond Fund Class R6	27,442,566	14,454,808	(36,789)	294,227	1,456,043	8,703,334	4,170,552	34,907,521
Victory Pioneer CAT Bond Fund Class R6	15,520,839	7,002,311	610,884	(170,345)	1,886,701	4,489,811	1,800,228	20,360,579
Victory Pioneer Disciplined Value Fund Class R6	2,900,732	623,687	135,854	(4,748)	77,580	859,281	179,951	2,873,824
Victory Pioneer Equity Income Fund Class R6	4,137,929	1,824,472	(548,628)	(464,724)	98,117	1,959,545	123,455	3,087,621
Victory Pioneer Equity Premium Income Fund Class R6	12,286,836	10,566,553	328,775	(13,168)	1,901,668	326,186	1,952,997	24,744,478
Victory Pioneer Fund Class R6	3,886,275	5,422,740	(22,825)	566,857	32,521	6,722,653	68,909	3,162,915
Victory Pioneer Fundamental Growth Fund Class R6	958,078	1,010,290	101,190	(769)	—	761,877	33,709	1,306,912
Victory Pioneer Global Equity Fund Class R6	77,742,804	4,298,969	5,374,079	2,896,320	1,579,739	16,353,975	3,378,262	75,537,936
Victory Pioneer Global Value Fund Class Y	—	374,328	—	(49,196)	6,395	331,527	—	—
Victory Pioneer International Equity Fund Class R6	54,266,760	1,162,082	3,694,307	1,591,515	674,222	10,333,524	1,680,005	51,055,362
Victory Pioneer Intrinsic Value Fund Class Y	—	517,327	—	(59,002)	7,132	465,457	—	—
Victory Pioneer Multi-Asset Income Fund Class R6	116,773,581	1,070,065	7,923,035	(106,536)	7,919,344	12,007,358	9,416,896	121,572,131
Victory Pioneer Multi-Asset Ultrashort Income Fund Class R6	21,275,055	14,819,674	(110,405)	76,005	1,154,969	17,027,778	2,085,488	20,187,520
Victory Pioneer Securitized Income Fund Class Y	7,878,309	4,339,433	140,057	(430)	719,685	317,618	1,327,725	12,759,436
Victory Pioneer Short Term Income Fund Class R6	22,404,544	3,472,407	(139,844)	149,798	1,007,097	10,758,663	1,806,869	16,135,339
Victory Pioneer Strategic Income Fund Class R6	1,018,257	—	2,041	4,851	45,599	479,459	60,958	591,289
Total	$387,965,211	$71,426,038	$18,048,046	$5,134,512	$18,980,201	$95,717,923	29,596,608	$405,836,085
Annual and semi-annual reports for the underlying Pioneer funds are available on the funds’ web page(s) at vcm.com.
24Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/25

7. Reorganization
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). Under the terms of an Agreement and Plan of Reorganization, the Predecessor Fund transferred all of its assets and liabilities (other than certain securities that were subject to restriction on transfer) in exchange for shares of the Fund equal in value to those assets and liabilities. The Reorganization was structured so that the transfer of assets and liabilities did not result in federal tax liability to the Predecessor Fund or its shareholders. Shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $382,452,476 and an identified cost of $342,257,146 at April 1, 2025, was the principal asset acquired by the Fund. The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund's performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer Solutions - Balanced Fund | Annual | 7/31/2525

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Victory Portfolios IV (formerly Pioneer Asset Allocation Trust) and the Shareholders of Victory Pioneer Solutions – Balanced Fund (formerly Pioneer Solutions – Balanced Fund):

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Victory Pioneer Solutions – Balanced Fund (formerly Pioneer Solutions – Balanced Fund) (the “Fund”) (one of the funds constituting Victory Portfolios IV) (formerly Pioneer Asset Allocation Trust), including the schedule of investments, as of July 31, 2025, the related statement of operations for the year then ended, statements of changes in net assets and financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2025, and the results of its operations for the year then ended, and the changes in net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America. The financial highlights for the years ended July 31, 2023, 2022, and 2021 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated September 29, 2023.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit
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of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
September 24, 2025
We have served as the auditor of one or more of the Pioneer investment companies since 2024.
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Additional Information (unaudited)
For the year ended July 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 20%. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.
The Fund designated $1,068,230 as long-term capital gains distributions during the year ended July 31, 2025. Distributable long-term gains are based on net realized long-term gains determined on a tax basis and may differ from such amounts for financial reporting purposes.
The qualifying percentage of the Fund’s ordinary income dividends for the purpose of the corporate dividends received deduction was 9.25%.
Results of Special Shareholder Meeting
A Special Shareholder Meeting of Pioneer Solutions - Balanced Fund was held on March 27, 2025 to approve an Agreement and Plan of Reorganization pursuant to which Pioneer Solutions - Balanced Fund reorganized into Victory Pioneer Solutions - Balanced Fund.
The voting results were as follows:
Fund	Total Voted	Votes For	Votes Against	Votes Abstained
Pioneer Solutions - Balanced Fund	19,722,137	16,835,325	1,180,881	1,705,931
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Solutions - Balanced Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Solutions - Balanced Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.
It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees' consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds.  In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.
Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement,
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the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
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(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net
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annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account
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other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its
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business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular
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reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory
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Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under
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management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19419-AFR-0925

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7 of this Form

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Balanced Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Balanced Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria” and the Fund’s minimum allocations to equity and debt securities are lower and its maximum equity allocation is higher;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings. At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that Victory Capital believes adhere to “ESG criteria” and the Fund’s minimum allocations to equity and debt securities are lower and its maximum equity allocation is higher. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund, except that the Fund is not required to invest at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities that the adviser believes adhere to “ESG criteria” and the Fund’s minimum allocations to equity and debt securities are lower and its maximum equity allocation is higher.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The

Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Solutions – Balanced Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Solutions – Balanced Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory

Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.

To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Multi-Asset Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Multi-Asset Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings. At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Securitized Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Securitized Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.

It was noted that the Board of Trustees of the Predecessor Fund had meetings on May 14-15, 2024, July 22-23, 2024, September 16-17, 2024 and November 12-13, 2024 to consider the Reorganization and that substantially all of the information provided in connection with those meetings was relevant to the Trustees’ consideration of the Investment Advisory Agreement. These meetings included meetings of the full Board of Trustees of the Predecessor Fund and separate meetings of the independent trustees of the Predecessor Funds. In addition, the independent trustees of the Predecessor Fund met separately on May 23, 2024, June 24, 2024, August 19, 2024, and October 29, 2024, to consider the Reorganization.

Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below.

The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings. At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder)

of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date October 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date October 7, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer and Principal Financial Officer

Date October 7, 2025

*	Print the name and title of each signing officer under his or her signature.